UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 06/30/2012

Item 1 – Report to Stockholders

June 30, 2012

Semi-Annual Report (Unaudited)

BlackRock International Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Dear Shareholder

One year ago, risk assets were in a broad retreat as sovereign debt problems loomed over Europe and confidence in both the US and global economic recoveries was waning. Last summer’s prolonged debt ceiling debate in Washington, DC ended with Standard & Poor’s historic downgrade of US government debt, an event that triggered financial-market turmoil all over the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro-level news drove asset prices broadly up and down in lockstep, in a “risk on” — “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

By October, however, improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis drew investors back to the markets. Improving sentiment carried over into early 2012 as investors saw some relief from the world’s financial woes. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while climbing Treasury yields pressured higher-quality fixed income assets.

However, risk assets reversed course in the spring when Europe’s debt problems boiled over once again. Markets became highly volatile as political instability in Greece threatened the country’s membership in the euro zone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off through April and May as investors ran back to safe havens including US, German and UK government debt as well as gold. As the period drew to a close, risk assets were beginning to rebound modestly as European leaders stepped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

All asset classes posted gains for the 6-month period ended June 30, 2012, with US stocks delivering the largest returns. On a 12-month basis, US large-cap stocks generated positive results; however, small-cap stocks finished in negative territory and international and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Among fixed income asset classes, safe-haven US Treasury bonds and municipal bonds outperformed corporate credits for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	9.49%	5.45%
US small cap equities (Russell 2000® Index)	8.53	(2.08)
International equities (MSCI Europe, Australasia, Far East Index)	2.96	(13.83)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(15.95)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.44	17.36
US investment grade bonds (Barclays US Aggregate Bond Index)	2.37	7.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.14	10.16
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.23	7.21

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2012	BlackRock International Index Fund

Investment Objective

BlackRock International Index Fund’s (the “Fund”) investment objective is to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2012, the Fund’s Institutional, Investor A and Class K Shares returned 3.74%, 3.66% and 3.84%, respectively, while the benchmark MSCI EAFE Index returned 2.96%. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master International Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Following a highly volatile 2011, financial markets began the year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. Positive economic indicators, particularly from the United States, brightened the outlook for the global economy. As the market environment improved and corporate earnings continued to be strong, international equities moved boldly higher through the first two months of 2012.

•

The rally ended in March when the tone of global news flow darkened. Investors reverted to risk averse mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian sovereign debt rose to levels deemed unsustainable. Stock markets around the world saw increased volatility as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

•

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key power house for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries as consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession and disappointing reports from the United States reinforced fears about the slowing world economy.

•

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, international stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic. Overall, international stocks underperformed US stocks as the US economy remained strong relative to other parts of the world.

•

For the six months ended June 30, 2012, most stock markets in the 22 developed nations represented in the MSCI EAFE Index posted gains. Belgium led the index with a 19.34% gain. Smaller developed countries outside the euro currency bloc with generally lower debt levels enjoyed strong stock performance, including Singapore (+14.77%), Denmark (+14.17%), Hong Kong (+7.88%) and New Zealand (+7.08%). Inside the euro zone, Germany (+5.89%) saw its stocks rise, as did Ireland (+4.46%) and France (+2.10%), and the Netherlands (+0.96%) managed to avoid a loss while the nation struggled with a poorly performing economy. Greek stocks (–18.64%) were hardest hit by the flare-up in the region’s debt problems, followed by Portugal (–17.03%) and Spain (–15.42%).

•

From a sector perspective, consumer discretionary (+8.97%) led the MSCI EAFE Index year-to-date. Financials (+7.86%) staged a rebound while consumer staples (+6.56%) and health care (+6.32%) also performed well. However, the energy sector (–5.12%) suffered the impact of falling gas prices. Materials (–2.82%) and information technology stocks (–2.00%) also finished in negative territory.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the MSCI EAFE Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

[3]	This unmanaged index is a free-float adjusted, market capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Performance Summary for the Period Ended June 30, 2012

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	3.74%	(13.88)%	(6.35)%	4.80%
Investor A	3.66	(14.11)	(6.59)	4.54
Class K5	3.84	(13.81)	(6.30)	4.86
MSCI EAFE Index	2.96	(13.83)	(6.10)	5.14

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees, if any.

[5]	Class K Shares commenced operations on March 31, 2011. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,037.40	$1.77	$1,000.00	$1,023.13	$1.76	0.35%
Investor A	$1,000.00	$1,036.60	$3.04	$1,000.00	$1,021.89	$3.02	0.60%
Class K	$1,000.00	$1,038.40	$1.52	$1,000.00	$1,023.37	$1.51	0.30%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests significantly in the Series, the expense example reflects the expenses of both the Fund and the Series in which it invests.

[7]

Hypothetical 5% return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2012 and held through June 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

6	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Statement of Assets and Liabilities	BlackRock International Index Fund

June 30, 2012 (Unaudited)
Assets
Investments at value — Master International Index Series (the “Series”) (cost — $230,927,243)	$232,000,954
Withdrawals receivable from the Series	6,538,329
Capital shares sold receivable	343,490
Prepaid expenses	15,335
Total assets	238,898,108

Liabilities
Capital shares redeemed payable	6,881,819
Service fees payable	36,391
Administration fees payable	20,509
Officer’s fees payable	52
Other accrued expenses payable	62,895
Total liabilities	7,001,666
Net Assets	$231,896,442

Net Assets Consist of
Paid-in capital	$274,916,348
Undistributed net investment income	4,259,430
Accumulated net realized loss allocated from the Series	(48,353,047)
Net unrealized appreciation/depreciation allocated from the Series	1,073,711
Net Assets	$231,896,442

Net Asset Value
Institutional — Based on net assets of $44,493,533 and 4,452,847 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.99
Investor A — Based on net assets of $187,381,720 and 18,887,108 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.92
Class K — Based on net assets of $21,189 and 2,119 shares outstanding, 125 million shares authorized, $0.0001 par value	$10.00

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	7

Statement of Operations	BlackRock International Index Fund

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$6,391,707
Foreign taxes withheld	(493,772)
Dividends — affiliated	928
Expenses	(127,777)
Fees waived	3,352
Total income	5,774,438

Expenses
Administration	295,322
Service — Investor A	230,388
Transfer agent — Institutional	22,064
Transfer agent — Investor A	51,830
Transfer agent — Class K	13
Printing	30,907
Professional	22,877
Registration	19,997
Officer	54
Miscellaneous	4,544
Total expenses	677,996
Less fees waived by administrator	(126,231)
Less transfer agent fees waived and/or reimbursed — class specific	(15,718)
Total expenses after fees waived and/or reimbursed	536,047
Net investment income	5,238,391

Realized and Unrealized Gain (Loss) Allocated from the Series
Net realized loss from investments, financial futures contracts and foreign currency transactions	(20,032,654)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	24,374,292
Total realized and unrealized gain	4,341,638
Net Increase in Net Assets Resulting from Operations	$9,580,029

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Statements of Changes in Net Assets	BlackRock International Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$5,238,391	$8,027,957
Net realized loss	(20,032,654)	(5,481,644)
Net change in unrealized appreciation/depreciation	24,374,292	(37,431,256)
Net increase (decrease) in net assets resulting from operations	9,580,029	(34,884,943)

Dividends to Shareholders From
Net investment income:
Institutional	—	(3,165,026)
Investor A	—	(5,380,392)
Class K	—	(737)
Decrease in net assets resulting from dividends to shareholders	—	(8,546,155)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(16,138,336)	6,705,760

Redemption fee
Redemption fee	—	1,682

Net Assets
Total decrease in net assets	(6,558,307)	(36,723,656)
Beginning of period	238,454,749	275,178,405
End of period	$231,896,442	$238,454,749
Undistributed (distributions in excess of) net investment income	$4,259,430	$(978,961)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	9

Financial Highlights	BlackRock International Index Fund

	Institutional
	Six Months Ended June 30, 2012 (Unaudited)

		Year Ended December 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.63	$11.42	$10.97	$8.75	$15.73	$15.14
Net investment income[1]	0.21	0.35	0.25	0.23	0.40	0.39
Net realized and unrealized gain (loss)	0.15	(1.79)[2]	0.53 [2]	2.25 [2]	(7.03)[2]	1.16 [2]
Net increase (decrease) from investment operations	0.36	(1.44)	0.78	2.48	(6.63)	1.55
Dividends and distributions from:
Net investment income	—	(0.35)	(0.33)	(0.26)	(0.31)	(0.47)
Net realized gain	—	—	—	—	(0.04)	(0.49)
Total dividends and distributions	—	(0.35)	(0.33)	(0.26)	(0.35)	(0.96)
Net asset value, end of period	$9.99	$9.63	$11.42	$10.97	$8.75	$15.73

Total Investment Return[3]
Based on net asset value	3.74%[4]	(12.55)%	7.26%	28.38%	(42.24)%	10.28%

Ratios to Average Net Assets[5]
Total expenses	0.48%[6,7]	0.44%[7]	0.47%	0.54%	0.54%	0.54%
Total expenses after fees waived and/or reimbursed	0.35%[6,7]	0.35%[7]	0.46%	0.54%	0.54%	0.54%
Net investment income	4.23%[6,7]	3.14%[7]	2.35%	2.43%	3.11%	2.37%

Supplemental Data
Net assets, end of period (000)	$44,494	$70,169	$112,145	$89,889	$90,688	$158,740
Portfolio turnover of the Series	4%	6%	8%	30%	30%	30%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Financial Highlights (continued)	BlackRock International Index Fund

	Investor A
	Six Months Ended June 30, 2012 (Unaudited)

		Year Ended December 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.57	$11.36	$10.91	$8.71	$15.65	$15.07
Net investment income[1]	0.21	0.31	0.23	0.21	0.36	0.34
Net realized and unrealized gain (loss)	0.14	(1.77)[2]	0.52 [2]	2.23 [2]	(6.98)[2]	1.16 [2]
Net increase (decrease) from investment operations	0.35	(1.46)	0.75	2.44	(6.62)	1.50
Dividends and distributions from:
Net investment income	—	(0.33)	(0.30)	(0.24)	(0.28)	(0.43)
Net realized gain	—	—	—	—	(0.04)	(0.49)
Total dividends and distributions	—	(0.33)	(0.30)	(0.24)	(0.32)	(0.92)
Net asset value, end of period	$9.92	$9.57	$11.36	$10.91	$8.71	$15.65

Total Investment Return[3]
Based on net asset value	3.66%[4]	(12.84)%	7.02%	28.00%	(42.41)%	9.98%

Ratios to Average Net Assets[5]
Total expenses	0.71%[6,7]	0.70%[7]	0.74%	0.79%	0.79%	0.79%
Total expenses after fees waived and paid indirectly	0.60%[6,7]	0.60%[7]	0.73%	0.79%	0.79%	0.79%
Net investment income	4.26%[6,7]	2.84%[7]	2.16%	2.27%	2.83%	2.11%

Supplemental Data
Net assets, end of period (000)	$187,382	$168,266	$163,033	$160,964	$136,073	$214,422
Portfolio turnover of the Series	4%	6%	8%	30%	30%	30%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	11

Financial Highlights (concluded)	BlackRock International Index Fund

	Class K
	Six Months Ended June 30, 2012 (Unaudited)	Period March 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.63	$11.80
Net investment income[2]	0.25	0.26
Net realized and unrealized gain (loss)	0.12	(2.08)
Net increase (decrease) from investment operations	0.37	(1.82)
Dividends from net investment income	—	(0.35)
Net asset value, end of period	$10.00	$9.63

Total Investment Return[3,4]
Based on net asset value	3.84%	(15.38)%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.42%	0.48%
Total expenses after fees waived and/or reimbursed	0.30%	0.30%
Net investment income	4.89%	3.27%

Supplemental Data
Net assets, end of period (000)	$21	$20
Portfolio turnover of the Series	4%	6%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (Unaudited)	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2012 was 40.5%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	13

Notes to Financial Statements (continued)	BlackRock International Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.24% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is as follows: 0.35% for Institutional, 0.60% for Investor A and 0.30% for Class K Shares. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Corporation’s Board of Directors (the “Board”), including a majority of the independent directors. These amounts are shown as fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations.

For the six months ended June 30, 2012, the amounts shown as transfer agent fees waived and/or reimbursed — class specific were as follows:

Institutional	$7,810
Investor A	$7,895
Class K	$13

In addition, the Administrator waived $126,231, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2012, the Fund did not pay any amounts to affiliates in return for these services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2012, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Call Center Fees
Institutional	$461
Investor A	$2,441

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax information:

As of December 31 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2016	$4,270,741
2017	6,596,186
No Expiration Date[1]	1,585,714
Total	$12,452,641

[1]	Must be utilized prior to losses subject to expiration.

14	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (concluded)	BlackRock International Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011[1]
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,459,021	$15,139,462	2,419,978	$27,001,665
Shares issued in reinvestment of dividends	—	—	302,801	2,862,205
Shares redeemed	(4,292,755)	(44,424,191)	(5,253,420)	(55,609,457)
Net decrease	(2,833,734)	$(29,284,729)	(2,530,641)	$(25,745,587)

Investor A
Shares sold	3,470,946	$35,172,949	5,442,480	$57,248,032
Shares issued in reinvestment of dividends	—	—	567,625	5,330,566
Shares redeemed	(2,162,797)	(22,026,556)	(2,785,511)	(30,152,251)
Net increase	1,308,149	$13,146,393	3,224,594	$32,426,347

Class K
Shares sold	—	$—	2,119	$25,000
Net increase	—	$—	2,119	$25,000
Total Net Increase (Decrease)	(1,525,585)	$(16,138,336)	696,072	$6,705,760

[1]	For the period March 31, 2011 (commencement of operations) to December 31, 2011 for Class K.

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees were collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in-capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	15

Series Portfolio Information	Master International Index Series

As of June 30, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Nestlé SA, Registered Shares	2%
HSBC Holdings Plc	2
Vodafone Group Plc	1
Novartis AG, Registered Shares	1
BP Plc	1
Royal Dutch Shell Plc, Class A	1
Roche Holding AG	1
GlaxoSmithKline Plc	1
Toyota Motor Corp.	1
BHP Billiton Ltd.	1

Geographic Allocations	Percent of Long-Term Investments
United Kingdom	23%
Japan	22
France	9
Australia	9
Switzerland	8
Germany	8
Sweden	3
Hong Kong	3
Spain	3
Netherlands	3
Italy	2
Singapore	2
Other[1]	5

[1]	Other includes a 1% or less investment in each of the following countries: Denmark, Belgium, Norway, Finland, Israel, Ireland, Austria, Portugal, New Zealand, Greece and China.

16	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.6%
AGL Energy Ltd.	30,851	$468,834
Alumina Ltd.	146,647	120,280
Amcor Ltd.	69,862	509,999
AMP Ltd.	167,166	665,206
APA Group	36,466	187,197
Asciano Ltd.	55,634	249,886
ASX Ltd.	10,341	317,426
Australia & New Zealand Banking Group Ltd.	155,905	3,551,531
Bendigo and Adelaide Bank Ltd.	22,401	171,188
BGP Holdings Plc	783,183	10
BHP Billiton Ltd.	187,762	6,115,841
Boral Ltd.	44,756	136,403
Brambles Ltd.	91,218	578,531
Caltex Australia Ltd.	8,111	113,285
Campbell Brothers Ltd.	3,991	223,743
Centro Retail Australia	71,415	144,946
CFS Retail Property Trust	118,698	236,909
Coca-Cola Amatil Ltd.	33,592	461,635
Cochlear Ltd.	3,229	219,291
Commonwealth Bank of Australia	92,051	5,041,138
Computershare Ltd.	26,450	202,173
Crown Ltd.	22,707	198,568
CSL Ltd.	30,126	1,221,961
Dexus Property Group	262,155	250,857
Echo Entertainment Group Ltd.	44,808	197,559
Fairfax Media Ltd.	134,235	77,001
Fortescue Metals Group Ltd.	80,474	411,192
Goodman Group	88,604	335,494
GPT Group	86,063	291,113
Harvey Norman Holdings Ltd.	31,404	63,145
Iluka Resources Ltd.	24,820	292,934
Incitec Pivot Ltd.	96,701	285,687
Insurance Australia Group Ltd.	122,826	440,530
Leighton Holdings Ltd.	9,101	153,292
Lend Lease Group	32,227	239,675
Lynas Corp. Ltd. (a)	102,974	91,135
Macquarie Group Ltd.	19,096	515,666
Metcash Ltd.	43,575	150,959
Mirvac Group	202,249	265,751
National Australia Bank Ltd.	130,253	3,172,647
Newcrest Mining Ltd.	44,518	1,035,982
Orica Ltd.	21,424	545,707
Origin Energy Ltd.	63,558	800,447
OZ Minerals Ltd.	17,695	144,368
Qantas Airways Ltd. (a)	66,688	74,086
QBE Insurance Group Ltd.	67,036	926,486
QR National Ltd.	101,196	354,483
Ramsay Health Care Ltd.	7,893	183,396
Rio Tinto Ltd.	25,492	1,496,556
Santos Ltd.	55,273	608,749
Sims Metal Management Ltd.	9,960	98,642

Common Stocks	Shares	Value
Australia (concluded)
Sonic Healthcare Ltd.	21,930	$286,824
SP AusNet	98,475	103,203
Stockland	136,668	433,771
Suncorp Group Ltd.	75,536	631,184
Sydney Airport	19,838	59,124
Tabcorp Holdings Ltd.	42,827	129,149
Tatts Group Ltd.	76,039	204,903
Telstra Corp. Ltd.	254,465	964,146
Toll Holdings Ltd.	40,393	166,082
Transurban Group	77,290	451,452
Wesfarmers Ltd.	58,850	1,811,497
Westfield Group	127,542	1,248,812
Westfield Retail Trust	171,114	501,909
Westpac Banking Corp.	177,737	3,881,103
Whitehaven Coal, Ltd.	25,486	109,567
Woodside Petroleum Ltd.	37,420	1,199,162
Woolworths Ltd.	71,620	1,971,566
WorleyParsons Ltd.	11,768	305,576
		49,098,550
Austria — 0.3%
Andritz AG	4,142	213,001
Erste Group Bank AG (a)	12,249	232,625
Immoeast AG NPV	30,711	—
IMMOFINANZ AG (a)	52,467	166,945
OMV AG	8,396	264,051
Raiffeisen Bank Holding AG	2,936	96,125
Telekom Austria AG	19,807	194,681
Verbund AG	4,091	93,712
Vienna Insurance Group AG	2,307	93,258
Voestalpine AG	6,546	173,858
		1,528,256
Belgium — 1.1%
Ageas	132,992	264,105
Anheuser-Busch InBev NV	46,793	3,689,216
Belgacom SA	8,989	255,622
Colruyt SA	4,551	203,036
Delhaize Group SA	6,073	222,465
Groupe Bruxelles Lambert SA	4,785	324,803
KBC Groep NV	9,727	205,701
Mobistar SA	1,776	60,773
Solvay SA	3,504	345,955
Telenet Group Holding NV	3,176	138,974
UCB SA	6,303	318,398
Umicore SA	6,728	311,070
		6,340,118
China — 0.0%
Foxconn International Holdings Ltd. (a)	130,313	47,607

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	17

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark — 1.1%
A.P. Moller — Maersk A/S, Class A	32	$199,181
A.P. Moller — Maersk A/S, Class B	76	498,372
Carlsberg A/S, Class B	6,304	497,592
Coloplast A/S, Class B	1,340	240,942
Danske Bank A/S (a)	38,368	533,485
DSV A/S	11,286	223,779
Novo-Nordisk A/S, Class B	23,774	3,448,104
Novozymes A/S	14,035	363,947
TDC A/S	28,035	194,834
Tryg A/S	1,473	82,804
William Demant Holding A/S (a)	1,570	141,124
		6,424,164
Finland — 0.7%
Elisa Oyj	8,497	171,106
Fortum Oyj	26,165	496,884
Kesko Oyj, Class B	3,492	91,287
Kone Oyj, Class B	9,163	553,383
Metso Oyj	7,602	262,110
Neste Oil Oyj	7,701	86,659
Nokia Oyj	219,511	447,801
Nokian Renkaat Oyj	6,562	249,271
Orion Oyj Class B	5,772	109,325
Pohjola Bank Plc	8,200	95,692
Sampo Oyj	24,651	639,566
Stora Enso Oyj, Class R	31,176	191,938
UPM-Kymmene Oyj	31,108	351,911
Wartsila Oyj, Class B	9,878	323,623
		4,070,556
France — 8.9%
Accor SA	8,767	274,734
Aeroports de Paris	1,802	136,296
Air Liquide SA	18,224	2,083,522
Alcatel-Lucent (a)	138,441	227,858
Alstom SA	12,192	385,736
Arcelor Mittal	54,212	829,416
Arkema SA	3,528	231,325
AtoS	3,252	194,479
AXA SA	102,580	1,371,362
BNP Paribas SA	56,474	2,177,337
Bouygues SA	11,198	300,483
Bureau Veritas SA	3,238	288,054
Cap Gemini SA	8,779	323,117
Carrefour SA	33,858	625,201
Casino Guichard-Perrachon SA	3,265	286,989
Christian Dior SA	3,217	442,424
CNP Assurances SA (a)	8,926	109,022
Compagnie de Saint-Gobain	23,451	866,495
Compagnie Générale d’Optique Essilor International SA	11,901	1,105,599
Compagnie Générale de Géophysique — Veritas (a)	7,737	200,115
Compagnie Générale des Etablissements Michelin, Class B	10,539	689,528
Credit Agricole SA (a)	59,680	263,334
Danone SA	33,607	2,088,559
Dassault Systèmes SA	3,616	339,259
Edenred SA	9,905	280,800
EDP SA	14,243	316,900
Eurazeo	1,598	61,536
European Aeronautic Defence and Space Co. NV	23,960	850,357
Eutelsat Communications SA	7,882	242,464

Common Stocks	Shares	Value
France (concluded)
Foncière Des Regions	1,362	$97,926
France Telecom SA	108,484	1,426,389
GDF Suez	72,471	1,728,275
Gecina SA	1,318	117,496
Groupe Eurotunnel SA	32,609	265,055
ICADE	1,401	105,958
Iliad SA	1,291	186,943
Imerys SA	2,041	104,051
JC Decaux SA	3,995	88,100
Klepierre	5,699	187,291
L’Oreal SA	14,057	1,644,743
Lafarge SA	11,026	492,401
Lagardere SCA	6,667	186,100
Legrand SA	13,684	464,423
LVMH Moët Hennessy Louis Vuitton SA	14,823	2,255,908
Natixis	55,575	149,700
Pernod Ricard SA	12,289	1,314,088
Peugeot SA (a)	13,963	137,703
PPR SA	4,454	634,835
Publicis Groupe SA	8,605	393,537
Remy Cointreau SA	1,248	137,112
Renault SA	11,329	452,395
Rexel SA	5,976	102,075
Safran SA	13,211	490,609
Sanofi	70,260	5,318,738
Schneider Electric SA	30,291	1,683,685
Scor SE	9,273	224,801
SES SA	16,261	384,471
Société BIC SA	1,614	166,726
Société Générale SA (a)	40,445	948,418
Sodexo	5,567	433,463
Suez Environnement SA	16,733	179,921
Technip SA	5,831	607,683
Thales SA	5,485	181,218
Total SA	123,595	5,562,872
Unibail-Rodamco SE	5,366	988,471
Vallourec SA	5,883	240,386
Veolia Environnement SA	19,237	243,601
Vinci SA	26,553	1,240,957
Vivendi SA	74,826	1,390,332
Wendel SA	1,975	146,248
Zodiac Aerospace	1,936	196,939
		50,894,344
Germany — 7.8%
Adidas AG	12,205	874,828
Allianz SE	26,521	2,667,609
Axel Springer AG	2,378	102,168
BASF SE	53,496	3,719,811
Bayer AG, Registered Shares	48,203	3,473,472
Bayerische Motoren Werke AG	19,365	1,401,403
Bayerische Motoren Werke AG, Preference Shares	3,137	154,744
Beiersdorf AG	5,934	384,686
Brenntag AG	2,655	293,822
Celesio AG	5,109	83,626
Commerzbank AG (a)	215,111	365,353
Continental AG	4,726	393,963
Daimler AG	52,886	2,376,664
Deutsche Bank AG	54,313	1,960,332
Deutsche Boerse AG	11,460	618,279
Deutsche Post AG	49,471	875,313
Deutsche Telekom AG	164,234	1,799,910
E.ON AG	105,221	2,273,733

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Fraport AG Frankfurt Airport Services Worldwide	2,208	$118,888
Fresenius Medical Care AG & Co. KGaA	12,278	867,173
Fresenius SE & Co. KGAA	7,172	742,572
GEA Group AG	10,382	276,710
Hannover Rueckversicherung AG	3,417	203,545
HeidelbergCement AG	8,314	399,149
Henkel & Co. KGaA	7,668	425,511
Henkel & Co. KGaA, Preference Shares	10,418	692,232
Hochtief AG (a)	1,911	92,634
Hugo Boss AG	1,154	114,330
Infineon Technologies AG	64,031	433,375
K+S AG	10,168	465,500
Kabel Deutschland Holding AG (a)	5,288	329,547
Lanxess AG	4,929	311,929
Linde AG	9,996	1,556,783
Lufthansa Airlines	13,760	159,076
MAN SE	2,519	257,633
Merck KGaA	3,822	381,689
Metro AG	7,745	225,845
Muenchener Rueckversicherungs AG	10,494	1,480,746
Porsche Automobil Holding SE, Preference Shares	9,028	449,086
ProSieben Sat.1 Media AG, Preference Shares	5,286	118,497
RWE AG	28,460	1,163,858
RWE AG, Non-Voting Preference Shares	2,343	87,002
Salzgitter AG	2,347	96,615
SAP AG	53,635	3,176,017
Siemens AG, Registered Shares	47,910	4,025,736
Suedzucker AG	3,982	141,263
ThyssenKrupp AG	22,790	371,241
United Internet AG	5,330	91,628
Volkswagen AG	1,750	264,448
Volkswagen AG, Preference Shares	8,461	1,340,458
Wacker Chemie AG	940	64,756
		44,745,188
Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA (a)	11,991	212,445
OPAP SA	13,417	83,978
		296,423
Hong Kong — 3.0%
AIA Group Ltd.	595,000	2,055,164
ASM Pacific Technology Ltd.	11,904	152,161
Bank of East Asia Ltd.	80,132	288,813
BOC Hong Kong Holdings Ltd.	217,400	669,256
Cathay Pacific Airways Ltd.	71,263	115,534
Cheung Kong Holdings Ltd.	80,835	998,013
Cheung Kong Infrastructure Holdings Ltd.	28,500	172,533
CLP Holdings Ltd.	105,687	898,218
First Pacific Co. Ltd.	128,000	132,768
Galaxy Entertainment Group Ltd. (a)	83,000	208,816
Hang Lung Group Ltd.	52,000	321,524
Hang Lung Properties Ltd.	132,000	451,522
Hang Seng Bank Ltd.	44,953	618,013
Henderson Land Development Co., Ltd.	55,491	308,498
Hong Kong & China Gas Ltd.	306,295	650,662
Hong Kong Exchanges & Clearing Ltd.	60,027	863,715
Hopewell Holdings Ltd.	34,349	98,334
Hutchison Whampoa Ltd.	123,176	1,068,416
Hysan Development Co. Ltd.	37,791	144,052
Kerry Properties Ltd.	43,000	185,036
Li & Fung Ltd.	333,980	646,669

Common Stocks	Shares	Value
Hong Kong (concluded)
Lifestyle International Holdings Ltd.	26,966	$59,420
Link REIT	132,914	544,796
MGM China Holdings Ltd.	52,400	80,348
MTR Corp.	82,500	283,210
New World Development Co., Ltd.	212,226	250,078
NWS Holdings Ltd.	81,500	119,199
Orient Overseas International Ltd.	12,557	61,586
PCCW Ltd.	240,000	88,512
Power Assets Holdings Ltd.	81,500	611,591
Sands China Ltd.	142,200	457,461
Shangri-La Asia Ltd.	91,905	176,533
Sino Land Co., Ltd.	173,263	263,094
SJM Holdings Ltd.	110,000	206,115
Sun Hung Kai Properties Ltd.	91,324	1,085,745
Swire Pacific Ltd., Class A	39,577	460,314
Wharf Holdings Ltd.	89,357	496,910
Wheelock & Co., Ltd.	55,000	208,990
Wing Hang Bank Ltd.	10,500	102,099
Wynn Macau Ltd.	92,000	217,093
Yue Yuen Industrial Holdings Ltd.	44,785	140,807
		16,961,618
Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc New	42,101	806,576
Elan Corp. Plc (a)	29,579	433,793
James Hardie Industries SE	24,675	203,444
Kerry Group Plc	8,571	375,747
Ryanair Holdings Plc (a)	10,891	55,229
		1,874,790
Israel — 0.6%
Bank Hapoalim BM	63,064	194,494
Bank Leumi Le-Israel BM (a)	75,051	183,354
Bezeq The Israeli Telecommunication Corp. Ltd.	106,656	113,478
Delek Group, Ltd.	296	44,073
Elbit Systems Ltd.	1,528	52,613
Israel Chemicals Ltd.	26,258	290,528
The Israel Corp. Ltd.	136	76,910
Mizrahi Tefahot Bank Ltd. (a)	7,472	58,297
Nice Systems Ltd. (a)	3,650	133,658
Teva Pharmaceutical Industries Ltd.	54,983	2,167,291
		3,314,696
Italy — 2.2%
Assicurazioni Generali SpA	68,252	925,417
Atlantia SpA	19,660	250,931
Autogrill SpA	6,158	55,872
Banca Monte dei Paschi di Siena SpA (a)	353,823	88,211
Banco Popolare SC (a)	105,991	142,311
Enel Green Power SpA	105,171	166,659
Enel SpA	382,618	1,235,418
Eni SpA	140,156	2,977,634
Exor SpA	3,851	82,789
Fiat Industrial SpA	49,324	485,498
Fiat SpA (a)	49,943	251,802
Finmeccanica SpA (a)	24,315	98,315
Intesa Sanpaolo SpA	589,511	839,019
Intesa Sanpaolo SpA, Risparmio Shares	56,017	63,778
Luxottica Group SpA	6,926	241,844
Mediaset SpA	42,584	74,580
Mediobanca SpA	31,051	136,936

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	19

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Italy (concluded)
Pirelli & C SpA	14,294	$150,756
Prysmian SpA	12,241	182,587
Saipem SpA	15,514	690,905
Snam SpA	95,008	425,647
Telecom Italia SpA	553,628	547,063
Telecom Italia SpA Risparmio Shares	358,743	290,714
Tenaris SA	27,838	489,556
Terna Rete Elettrica Nazionale SpA	76,453	276,267
UniCredit SpA (a)	236,541	896,870
Unione di Banche Italiane ScpA	48,776	159,361
		12,226,740
Japan — 21.5%
ABC-Mart, Inc.	1,600	59,865
Advantest Corp.	9,000	140,692
Aeon Co., Ltd.	35,400	441,192
Aeon Credit Service Co. Ltd.	4,500	83,473
Aeon Mall Co., Ltd.	4,400	93,757
Air Water, Inc.	9,000	109,124
Aisin Seiki Co. Ltd.	11,300	377,735
Ajinomoto Co., Inc.	38,000	528,869
Alfresa Holdings Corp.	2,500	132,806
All Nippon Airways Co. Ltd.	50,000	141,653
Amada Co. Ltd.	21,000	124,253
Aozora Bank Ltd.	35,000	83,348
Asahi Glass Co. Ltd.	58,100	391,954
Asahi Group Holdings Ltd.	22,800	489,843
Asahi Kasei Corp.	75,000	406,546
Asics Corp.	9,000	114,170
Astellas Pharma, Inc.	26,000	1,134,607
The Bank of Kyoto Ltd.	19,000	143,959
The Bank of Yokohama Ltd.	72,000	340,425
Benesse Holdings, Inc.	3,800	170,139
Bridgestone Corp.	38,100	874,932
Brother Industries Ltd.	14,200	162,576
Canon, Inc.	66,100	2,638,085
Casio Computer Co. Ltd.	12,100	79,340
Central Japan Railway Co.	88	693,076
The Chiba Bank Ltd.	43,000	258,284
Chiyoda Corp.	9,000	110,271
Chubu Electric Power Co., Inc.	37,900	614,573
Chugai Pharmaceutical Co. Ltd.	12,800	242,653
The Chugoku Bank Ltd.	10,000	130,320
The Chugoku Electric Power Co., Inc.	17,000	280,377
Citizen Holdings Co. Ltd.	15,800	92,664
Coca-Cola West Co. Ltd.	3,900	68,002
Cosmo Oil Co. Ltd.	30,000	76,358
Credit Saison Co., Ltd.	9,500	211,223
Dai Nippon Printing Co., Ltd.	32,000	250,686
The Dai-ichi Life Insurance Co., Ltd.	491	568,646
Daicel Corp.	16,000	98,425
Daido Steel Co. Ltd.	17,000	105,936
Daihatsu Motor Co. Ltd.	11,000	192,579
Daiichi Sankyo Co. Ltd.	39,500	666,043
Daikin Industries Ltd.	13,800	388,640
Dainippon Sumitomo Pharma Co. Ltd.	9,600	98,086
Daito Trust Construction Co. Ltd.	4,300	407,606
Daiwa House Industry Co. Ltd.	30,000	425,547
Daiwa Securities Group Inc.	99,000	373,104
Dena Co. Ltd.	6,400	168,458

Common Stocks	Shares	Value
Japan (continued)
Denki Kagaku Kogyo KK	29,000	$101,376
Denso Corp.	28,400	970,456
Dentsu, Inc.	10,713	317,541
East Japan Railway Co.	19,849	1,246,343
Eisai Co., Ltd.	14,800	648,106
Electric Power Development Co., Ltd.	7,000	183,955
FamilyMart Co. Ltd.	3,300	151,038
FANUC Ltd.	11,100	1,824,629
Fast Retailing Co. Ltd.	3,100	620,284
Fuji Electric Co., Ltd.	31,800	77,572
FUJIFILM Holdings Corp.	27,300	517,231
Fuji Heavy Industries Ltd.	34,000	275,470
Fujitsu Ltd.	110,000	526,428
Fukuoka Financial Group, Inc.	46,000	179,627
Furukawa Electric Co. Ltd.	38,000	89,880
Gree, Inc. (a)	5,600	111,398
GS Yuasa Corp.	21,000	96,011
The Gunma Bank Ltd.	23,000	108,821
The Hachijuni Bank Ltd.	25,000	129,954
Hakuhodo DY Holdings, Inc.	1,400	92,905
Hamamatsu Photonics KK	4,000	135,703
Hankyu Hanshin Holdings, Inc.	66,000	333,300
Hino Motors Ltd.	14,000	101,330
Hirose Electric Co. Ltd.	1,700	168,284
Hisamitsu Pharmaceutical Co., Inc.	3,700	182,094
Hitachi Chemical Co. Ltd.	6,300	99,252
Hitachi Construction Machinery Co. Ltd.	6,500	122,760
Hitachi High-Technologies Corp.	3,700	91,109
Hitachi Ltd.	263,000	1,621,616
Hitachi Metals Ltd.	10,000	119,341
Hokkaido Electric Power Co., Inc.	11,000	142,164
Hokuriku Electric Power Co.	10,100	157,276
Honda Motor Co. Ltd.	95,000	3,315,076
Hoya Corp.	25,600	563,968
Ibiden Co. Ltd.	7,300	132,234
Idemitsu Kosan Co. Ltd.	1,300	116,612
IHI Corp.	79,000	168,980
Inpex Corp.	128	718,912
Isetan Mitsukoshi Holdings Ltd.	20,205	214,665
Isuzu Motors Ltd.	70,000	374,947
ITOCHU Corp.	88,000	924,938
Itochu Techno-Solutions Corp.	1,300	62,743
The Iyo Bank Ltd.	15,000	119,788
J. Front Retailing Co. Ltd.	28,600	143,759
Japan Petroleum Exploration Co.	1,600	60,919
Japan Prime Realty Investment Corp.	41	115,405
Japan Real Estate Investment Corp.	31	284,231
Japan Retail Fund Investment Corp.	113	179,247
The Japan Steel Works Ltd.	19,000	104,903
Japan Tobacco, Inc.	52,400	1,552,383
JFE Holdings, Inc.	27,200	455,249
JGC Corp.	12,000	347,896
The Joyo Bank Ltd.	39,000	177,461
JS Group Corp.	15,800	333,446
JSR Corp.	10,700	185,662
JTEKT Corp.	13,400	138,739
Jupiter Telecommunications Co. Ltd.	119	121,330
JX Holdings, Inc.	131,460	677,546
Kajima Corp.	50,800	149,145
Kamigumi Co. Ltd.	13,000	103,416
Kaneka Corp.	17,000	94,018
The Kansai Electric Power Co., Inc.	44,100	528,870

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	13,000	$139,306
Kao Corp.	30,700	846,657
Kawasaki Heavy Industries Ltd.	84,000	230,366
Kawasaki Kisen Kaisha Ltd. (a)	44,000	87,399
KDDI Corp.	157	1,012,792
Keikyu Corp.	27,000	245,656
Keio Corp.	34,000	246,431
Keisei Electric Railway Co. Ltd.	15,000	126,713
Keyence Corp.	2,692	665,928
Kikkoman Corp.	10,000	123,613
Kinden Corp.	7,000	45,846
Kintetsu Corp.	96,000	382,750
Kirin Holdings Co. Ltd.	51,000	601,088
Kobe Steel Ltd.	149,000	179,239
Koito Manufacturing Co., Ltd.	6,000	84,071
Komatsu Ltd.	54,300	1,296,213
Konami Corp.	6,100	138,219
Konica Minolta Holdings, Inc.	28,500	224,522
Kubota Corp.	64,000	591,449
Kuraray Co. Ltd.	20,500	265,669
Kurita Water Industries Ltd.	6,800	157,291
Kyocera Corp.	9,000	778,859
Kyowa Hakko Kirin Co. Ltd.	15,000	154,487
Kyushu Electric Power Co., Inc.	24,500	290,650
Lawson, Inc.	3,400	237,767
Mabuchi Motor Co. Ltd.	1,300	51,821
Makita Corp.	6,400	224,509
Marubeni Corp.	97,000	646,301
Marui Group Co. Ltd.	13,400	102,487
Maruichi Steel Tube Ltd.	2,700	58,115
Mazda Motor Corp. (a)	154,400	210,254
McDonald’s Holdings Co. Japan Ltd.	4,000	112,585
Medipal Holdings Corp.	8,800	124,653
Meiji Holdings Co. Ltd.	3,593	164,992
Miraca Holdings, Inc.	3,300	137,011
Mitsubishi Chemical Holdings Corp.	80,000	352,663
Mitsubishi Corp.	82,200	1,661,614
Mitsubishi Electric Corp.	113,000	945,411
Mitsubishi Estate Co. Ltd.	73,000	1,309,678
Mitsubishi Gas Chemical Co., Inc.	23,000	130,755
Mitsubishi Heavy Industries Ltd.	178,200	724,412
Mitsubishi Logistics Corp.	7,000	74,016
Mitsubishi Materials Corp.	67,000	194,292
Mitsubishi Motors Corp. (a)	230,000	231,929
Mitsubishi Tanabe Pharma Corp.	12,700	182,621
Mitsubishi UFJ Financial Group, Inc.	742,474	3,557,100
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	145,585
Mitsui & Co. Ltd.	101,700	1,511,246
Mitsui Chemicals, Inc.	49,000	122,705
Mitsui Fudosan Co. Ltd.	49,000	950,739
Mitsui OSK Lines Ltd.	62,000	223,501
Mizuho Financial Group, Inc.	1,333,264	2,252,207
MS&AD Insurance Group Holdings	29,770	520,835
Murata Manufacturing Co. Ltd.	11,900	625,947
Nabtesco Corp.	5,700	127,133
Namco Bandai Holdings, Inc.	9,900	135,765
NEC Corp. (a)	157,000	244,290
Nexon Co., Ltd. (a)	6,000	117,459
NGK Insulators Ltd.	16,000	177,176
NGK Spark Plug Co. Ltd.	10,000	132,085
NHK Spring Co. Ltd.	8,800	95,030

Common Stocks	Shares	Value
Japan (continued)
Nidec Corp.	6,400	$486,616
Nikon Corp.	20,100	611,858
Nintendo Co. Ltd.	6,200	724,042
Nippon Building Fund, Inc.	35	338,403
Nippon Electric Glass Co., Ltd.	20,500	122,437
Nippon Express Co., Ltd.	48,000	198,211
Nippon Meat Packers, Inc.	10,000	132,366
Nippon Paper Group, Inc.	5,894	93,569
Nippon Steel Corp.	299,000	678,182
Nippon Telegraph & Telephone Corp.	25,476	1,187,959
Nippon Yusen KK	96,000	253,905
The Nishi-Nippon City Bank Ltd.	41,000	99,544
Nissan Motor Co. Ltd.	145,500	1,381,629
Nisshin Seifun Group, Inc.	10,500	122,926
Nisshin Steel Co. Ltd.	38,000	53,337
Nissin Foods Holdings Co. Ltd.	3,500	133,095
Nitori Holdings Co. Ltd.	1,950	184,390
Nitto Denko Corp.	9,710	416,022
NKSJ Holdings, Inc.	22,075	469,929
NOK Corp.	6,200	132,377
Nomura Holdings, Inc.	212,600	794,813
Nomura Real Estate Holdings, Inc.	5,700	104,380
Nomura Real Estate Office Fund, Inc.	16	90,260
Nomura Research Institute Ltd.	6,100	134,234
NSK Ltd.	26,000	168,467
NTN Corp.	25,000	78,698
NTT Data Corp.	75	230,194
NTT DoCoMo, Inc.	893	1,485,954
NTT Urban Development Corp.	66	53,396
Obayashi Corp.	39,000	171,262
Odakyu Electric Railway Co. Ltd.	36,000	357,923
OJI Paper Co. Ltd.	46,000	176,250
Olympus Corp. (a)	13,000	210,659
Omron Corp.	12,100	256,418
Ono Pharmaceutical Co. Ltd.	4,900	307,913
Oracle Corp. Japan	2,200	94,694
Oriental Land Co., Ltd.	2,900	331,597
ORIX Corp.	6,170	575,018
Osaka Gas Co., Ltd.	111,000	465,059
Otsuka Corp.	900	76,620
Otsuka Holdings Co., Ltd.	21,000	644,600
Panasonic Corp.	128,900	1,053,733
Rakuten, Inc.	42,800	442,495
Resona Holdings, Inc.	111,356	458,740
Ricoh Co. Ltd.	37,000	312,264
Rinnai Corp.	1,800	124,203
Rohm Co. Ltd.	5,500	211,939
Sankyo Co. Ltd.	2,800	136,638
Sanrio Co. Ltd.	2,700	98,437
Santen Pharmaceutical Co. Ltd.	4,400	180,817
SBI Holdings, Inc.	1,344	99,870
Secom Co., Ltd.	12,400	568,653
Sega Sammy Holdings, Inc.	11,332	230,510
Seiko Epson Corp.	7,800	79,155
Sekisui Chemical Co. Ltd.	25,000	232,269
Sekisui House Ltd.	32,000	302,145
Seven & I Holdings Co., Ltd.	43,800	1,320,366
Seven Bank Ltd.	28,800	73,958
Sharp Corp.	57,000	290,412
Shikoku Electric Power Co. Inc.	10,200	216,825
Shimadzu Corp.	14,000	121,142
Shimamura Co. Ltd.	1,300	150,222

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	21

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Shimano, Inc.	4,200	$275,364
Shimizu Corp.	36,000	124,896
Shin-Etsu Chemical Co. Ltd.	23,900	1,316,125
Shinsei Bank Ltd.	93,000	113,144
Shionogi & Co. Ltd.	17,800	242,023
Shiseido Co. Ltd.	20,600	325,059
The Shizuoka Bank Ltd.	32,000	329,254
Showa Denko KK	81,000	157,369
Showa Shell Sekiyu KK	10,900	66,915
SMC Corp.	3,100	537,471
Softbank Corp.	51,800	1,928,185
Sojitz Corp.	75,200	124,422
Sony Corp.	58,800	840,796
Sony Financial Holdings, Inc.	10,500	171,378
Square Enix Holdings Co. Ltd.	3,500	55,127
Stanley Electric Co., Ltd.	8,700	135,109
Sumco Corp. (a)	7,000	63,676
Sumitomo Chemical Co. Ltd.	85,000	261,278
Sumitomo Corp.	65,900	922,060
Sumitomo Electric Industries Ltd.	44,400	553,263
Sumitomo Heavy Industries Ltd.	33,000	148,597
Sumitomo Metal Industries Ltd.	199,000	328,271
Sumitomo Metal Mining Co., Ltd.	30,000	338,073
Sumitomo Mitsui Financial Group, Inc.	78,450	2,591,589
Sumitomo Mitsui Trust Holdings, Inc.	183,820	549,368
Sumitomo Realty & Development Co. Ltd.	21,000	516,524
Sumitomo Rubber Industries Ltd.	10,300	134,157
Suruga Bank Ltd.	11,000	112,664
Suzuken Co. Ltd.	4,200	141,777
Suzuki Motor Corp.	21,000	431,190
Sysmex Corp.	4,300	170,056
T&D Holdings, Inc.	34,300	365,394
Taiheiyo Cement Corp.	63,000	144,663
Taisei Corp.	62,000	166,179
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	169,133
Taiyo Nippon Sanso Corp.	13,000	75,955
Takashimaya Co., Ltd.	16,000	122,977
Takeda Pharmaceutical Co., Ltd.	46,100	2,093,025
TDK Corp.	7,100	289,030
Teijin Ltd.	56,000	170,473
Terumo Corp.	9,000	369,870
THK Co., Ltd.	7,200	136,115
Tobu Railway Co. Ltd.	60,000	315,442
Toho Co. Ltd.	6,800	117,640
Toho Gas Co. Ltd.	23,000	142,744
Tohoku Electric Power Co., Inc. (a)	26,900	270,285
Tokio Marine Holdings, Inc.	42,300	1,061,438
The Tokyo Electric Power Co., Inc. (a)	86,000	166,461
Tokyo Electron Ltd.	9,900	464,260
Tokyo Gas Co. Ltd.	144,000	735,986
Tokyu Corp.	65,000	305,975
Tokyu Land Corp.	26,000	129,058
TonenGeneral Sekiyu KK	17,000	151,158
Toppan Printing Co., Ltd.	33,000	220,433
Toray Industries, Inc.	86,700	591,196
Toshiba Corp.	235,000	894,494
Tosoh Corp.	30,000	81,816
Toto Ltd.	15,000	111,847
Toyo Seikan Kaisha Ltd.	9,100	110,439
Toyo Suisan Kaisha Ltd.	5,000	133,335
Toyoda Gosei Co. Ltd.	4,100	94,517

Common Stocks	Shares	Value
Japan (concluded)
Toyota Boshoku Corp.	3,400	$41,319
Toyota Industries Corp.	9,300	266,639
Toyota Motor Corp.	160,700	6,486,207
Toyota Tsusho Corp.	12,100	231,298
Trend Micro, Inc.	6,300	185,600
Tsumura & Co.	3,600	95,338
Ube Industries Ltd.	61,000	141,885
Uni-charm Corp.	6,700	381,372
Ushio, Inc.	6,300	78,086
USS Co., Ltd.	1,320	142,430
West Japan Railway Co.	10,000	411,380
Yahoo Japan Corp.	829	268,399
Yakult Honsha Co., Ltd.	5,500	215,385
Yamada Denki Co. Ltd.	5,180	265,207
Yamaguchi Financial Group, Inc.	12,000	105,830
Yamaha Corp.	9,100	93,645
Yamaha Motor Co., Ltd.	16,800	160,870
Yamato Holdings Co. Ltd.	21,500	346,187
Yamato Kogyo Co. Ltd.	2,300	64,051
Yamazaki Baking Co. Ltd.	7,000	91,668
Yaskawa Electric Corp.	13,000	99,043
Yokogawa Electric Corp.	11,100	114,756
		123,353,657
Netherlands — 2.5%
Aegon NV	101,405	470,274
Akzo Nobel NV	13,739	646,620
ASML Holding NV	24,584	1,262,537
Corio NV	3,656	160,964
DE Master Blenders 1753 NV (a)	34,896	393,473
Delta Lloyd NV	6,149	85,512
Fugro NV	4,091	248,155
Gemalto NV	4,535	325,719
Heineken Holding NV	6,005	268,969
Heineken NV	13,537	705,909
ING Groep NV (a)	224,129	1,502,582
Koninklijke Ahold NV	61,400	760,580
Koninklijke Boskalis Westminster NV	4,247	140,142
Koninklijke DSM NV	9,096	448,428
Koninklijke KPN NV	82,875	792,450
Koninklijke Philips Electronics NV	61,801	1,217,829
Koninklijke Vopak NV	4,128	264,777
QIAGEN NV (a)	13,330	223,205
Randstad Holding NV	7,165	211,273
Reed Elsevier NV	40,583	462,989
SBM Offshore NV (a)	10,303	142,781
STMicroelectronics NV	38,200	207,872
TNT Express NV	19,470	228,392
Unilever NV	94,962	3,172,246
Wolters Kluwer NV	17,920	284,921
		14,628,599
New Zealand — 0.1%
Auckland International Airport Ltd.	55,663	109,170
Contact Energy Ltd. (a)	21,676	83,869
Fletcher Building Ltd.	40,681	192,554
SKYCITY Entertainment Group Ltd.	34,663	94,693
Telecom Corp. of New Zealand Ltd.	109,451	208,405
		688,691

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Norway — 0.8%
Aker Solutions ASA	9,879	$140,176
DnB NOR ASA	57,475	571,501
Gjensidige Forsikring ASA	12,018	140,023
Norsk Hydro ASA	55,191	248,894
Orkla ASA	45,662	331,366
Seadrill Ltd.	20,360	726,149
Statoil ASA	65,273	1,556,664
Telenor ASA	42,353	708,070
Veripos, Inc. (a)	1,665	524
Yara International ASA	11,034	482,867
		4,906,234
Portugal — 0.2%
Banco Espirito Santo SA (a)	126,038	86,176
EDP-Energias de Portugal SA	113,722	269,022
Galp Energia SGPS SA	13,843	175,500
Jeronimo Martins SGPS SA	13,123	221,868
Portugal Telecom SGPS SA	35,281	154,518
		907,084
Singapore — 1.9%
Ascendas Real Estate Investment Trust	113,962	194,413
CapitaLand Ltd.	151,749	327,194
CapitaMall Trust	139,700	211,602
CapitaMalls Asia Ltd.	82,000	102,282
City Developments Ltd.	28,535	254,358
ComfortDelGro Corp. Ltd.	112,816	138,151
Cosco Corp. Singapore Ltd.	59,002	46,341
DBS Group Holdings Ltd.	106,407	1,175,339
Fraser and Neave Ltd.	54,096	301,221
Genting Singapore Plc	360,227	404,675
Global Logistic Properties Ltd. (a)	120,000	199,771
Golden Agri-Resources Ltd.	396,251	211,627
Hutchison Port Holdings Trust	311,000	222,306
Jardine Cycle & Carriage Ltd.	5,721	210,854
Keppel Corp. Ltd.	83,577	684,706
Keppel Land Ltd.	45,000	115,801
Neptune Orient Lines Ltd. (a)	54,350	47,964
Noble Group Ltd.	217,840	194,646
Olam International Ltd.	96,900	140,345
Oversea-Chinese Banking Corp., Ltd.	150,914	1,055,324
SembCorp Industries Ltd.	58,590	239,813
Sembcorp Marine Ltd.	47,197	180,158
Singapore Airlines Ltd.	32,009	263,947
Singapore Exchange Ltd.	51,000	256,216
Singapore Press Holdings Ltd.	84,316	260,464
Singapore Technologies Engineering Ltd.	91,213	224,864
Singapore Telecommunications Ltd.	464,132	1,215,451
StarHub Ltd.	34,157	92,580
United Overseas Bank Ltd.	73,572	1,092,510
UOL Group Ltd.	27,457	107,629
Wilmar International Ltd.	113,670	327,752
Yangzijiang Shipbuilding Holdings Ltd.	115,183	92,372
		10,592,676

Common Stocks	Shares	Value
Spain — 2.6%
Abertis Infraestructuras SA	21,778	$294,275
Acciona SA	1,202	71,854
Acerinox SA	5,990	67,130
ACS Actividades de Construccion y Servicios SA	8,554	183,231
Amadeus IT Holding SA	17,981	380,949
Banco Bilbao Vizcaya Argentaria SA	275,148	1,964,929
Banco de Sabadell SA	128,412	249,380
Banco Popular Espanol SA	62,304	140,927
Banco Santander SA	544,627	3,602,845
Bankia SA (a)	42,306	49,503
Caixa Bank	46,156	150,275
Distribuidora Internacional de Alimentacion SA (a)	34,701	163,155
Enagas SA	10,111	184,487
Ferrovial SA	23,419	264,110
Gas Natural SDG SA	20,675	265,460
Grifols SA (a)	8,917	225,905
Iberdrola SA	226,676	1,070,186
Inditex SA	12,702	1,312,944
International Consolidated Airlines Group SA (a)	55,746	139,866
Mapfre SA	46,264	94,117
Red Electrica Corp. SA	6,428	280,553
Repsol YPF SA	46,435	746,447
Telefonica SA	239,542	3,153,196
Zardoya Otis SA	8,817	98,017
		15,153,741
Sweden — 3.1%
Alfa Laval AB	19,872	340,502
Assa Abloy AB, Class B	19,127	534,141
Atlas Copco AB, Class A	39,244	844,561
Atlas Copco AB, Class B	23,026	438,764
Boliden AB	16,235	226,540
Electrolux AB, Class B	14,295	284,477
Elekta AB -B Shares	5,234	239,171
Getinge AB, Class B	11,770	292,067
Hennes & Mauritz AB, Class B	55,511	1,992,507
Hexagon AB, Class B	14,088	241,819
Holmen AB, Class B	3,172	86,365
Husqvarna AB, Class B	22,345	105,390
Industrivarden AB, Class C	7,073	91,128
Investment AB, Class B	11,686	234,565
Investor AB, Class B	26,846	512,576
Lundin Petroleum AB (a)	12,681	237,393
Millicom International Cellular SA	3,719	350,984
Modern Times Group AB, Class B	2,538	117,474
Nordea Bank AB	152,739	1,316,295
Ratos AB, Class B	11,513	109,321
Sandvik AB	58,696	752,759
Scania AB, Class B	18,981	325,281
Securitas AB, Class B	18,817	146,314
Skandinaviska Enskilda Banken AB, Class A	83,151	540,021
Skanska AB, Class B	21,746	333,247
SKF AB	23,110	455,544
SSAB AB, Class A	9,336	77,597
Svenska Cellulosa AB -B Shares	34,085	511,392
Svenska Handelsbanken AB, Class A	28,632	941,299
Swedbank AB	47,952	755,434
Swedish Match AB	12,554	505,996
Tele2 AB, Class B	18,872	292,410
Telefonaktiebolaget LM Ericsson	176,139	1,611,623
TeliaSonera AB	126,797	810,071
Volvo AB, Class B	81,040	926,571
		17,581,599

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	23

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Switzerland — 8.3%
ABB Ltd. (a)	128,044	$2,090,728
Actelion Ltd. (a)	6,526	268,429
Adecco SA (a)	7,857	349,399
Aryzta AG (a)	5,156	256,638
Baloise Holding AG	2,827	186,767
Banque Cantonale Vaudoise	165	87,444
Barry Callebaut AG (a)	109	99,163
Cie Financière Richemont SA	30,515	1,675,571
Crédit Suisse Group AG	67,521	1,235,434
GAM Holdings AG (a)	10,359	115,650
Geberit AG (a)	2,179	429,869
Givaudan SA (a)	490	480,918
Holcim Ltd. (a)	13,440	744,649
Julius Baer Group Ltd. (a)	12,206	442,549
Kuehne & Nagel International AG	3,195	338,488
Lindt & Spruengli AG (a)	50	154,526
Lindt & Spruengli AG (a)	6	220,345
Lonza Group AG (a)	3,021	125,689
Nestlé SA	192,240	11,472,474
Novartis AG	134,168	7,501,509
Pargesa Holding SA	1,624	96,685
Partners Group Holding AG	802	142,638
Roche Holding AG	40,914	7,067,195
Schindler Holding AG Participation Certificates	2,878	321,780
Schindler Holding AG	1,294	145,927
SGS SA	322	603,740
Sika AG	128	247,171
Sonova Holding AG (a)	2,920	282,436
Straumann Holding AG	534	78,541
Sulzer AG	1,441	170,848
The Swatch Group Ltd., Bearer Shares	1,808	714,596
The Swatch Group Ltd., Registered Shares	2,609	181,512
Swiss Life Holding AG (a)	1,713	161,455
Swiss Prime Site AG (a)	2,786	232,383
Swiss Re AG (a)	20,433	1,288,132
Swisscom AG	1,373	553,155
Syngenta AG	5,530	1,893,057
Transocean Ltd.	20,532	920,729
UBS AG (a)	212,363	2,485,108
Zurich Financial Services AG	8,614	1,947,832
		47,811,159
United Kingdom — 22.9%
3i Group Plc	58,349	180,422
Aberdeen Asset Management Plc	48,658	198,184
Admiral Group Plc	11,978	223,440
Aggreko Plc	15,682	509,989
AMEC Plc	19,614	309,204
Anglo American Plc	77,233	2,538,289
Antofagasta Plc	23,311	398,755
ARM Holdings Plc	79,507	629,903
Associated British Foods Plc	21,028	423,112
AstraZeneca Plc	74,535	3,330,794
Aviva Plc	170,130	728,488
Babcock International Group Plc	21,177	283,630
BAE Systems Plc	189,566	859,422
Balfour Beatty Plc	38,825	181,540
Barclays Plc	676,999	1,729,902
BG Group Plc	197,662	4,046,433
BHP Billiton Plc	123,083	3,498,319
BP Plc	1,105,280	7,381,279

Common Stocks	Shares	Value
United Kingdom (continued)
British American Tobacco Plc	114,632	$5,827,890
British Land Co. Plc	49,769	398,525
British Sky Broadcasting Group Plc	65,095	709,659
BT Group Plc	455,180	1,508,252
Bunzl Plc	18,941	309,586
Burberry Group Plc	25,755	536,239
The Capita Group Plc	37,752	387,925
Capital Shopping Centres Group Plc	33,607	169,778
Carnival Plc	10,602	362,488
Centrica Plc	302,630	1,513,139
Cobham Plc	63,727	232,165
Compass Group Plc	110,571	1,160,667
Croda International Plc	7,734	274,791
Diageo Plc	145,641	3,753,895
Eurasian Natural Resources Corp. Plc	15,477	101,012
Evraz PLC	18,434	75,599
Experian Plc	58,733	828,614
Fresnillo Plc	10,693	244,933
G4S Plc	82,885	362,249
GKN Plc	88,685	251,438
GlaxoSmithKline Plc	294,018	6,678,335
Glencore International Plc	81,678	378,757
Hammerson Plc	42,208	293,142
HSBC Holdings Plc	1,048,694	9,240,923
ICAP Plc	31,016	164,175
IMI Plc	18,341	239,608
Imperial Tobacco Group Plc	58,451	2,252,015
Inmarsat Plc	26,926	207,794
Intercontinental Hotels Group Plc	17,120	412,156
International Power Plc	89,651	586,199
Intertek Group Plc	9,417	394,533
Invensys Plc	48,803	170,091
Investec Plc	32,280	188,440
ITV Plc	211,024	253,924
J Sainsbury Plc	72,023	340,391
Johnson Matthey Plc	12,668	439,324
Kazakhmys Plc	12,773	144,818
Kingfisher Plc	138,641	625,412
Land Securities Group Plc	45,775	530,347
Legal & General Group Plc	344,346	688,441
Lloyds Banking Group Plc (a)	2,398,455	1,171,667
London Stock Exchange Group Plc	9,945	156,999
Lonmin Plc	9,743	118,519
Man Group Plc	110,643	132,392
Marks & Spencer Group Plc	93,384	476,225
Meggitt Plc	46,083	278,850
National Grid Plc	207,831	2,202,600
Next Plc	9,847	494,439
Old Mutual Plc	284,888	677,538
Pearson Plc	47,704	946,531
Petrofac Ltd.	15,334	334,700
Prudential Plc	149,008	1,727,751
Randgold Resources Ltd.	5,013	450,079
Reckitt Benckiser Group Plc	38,340	2,026,537
Reed Elsevier Plc	71,492	573,019
Resolution Ltd.	81,914	251,980
Rexam Plc	51,740	341,480
Rio Tinto Plc	78,595	3,735,122
Rolls-Royce Holdings Plc (a)	109,536	1,476,299
Royal Bank of Scotland Group PLC (a)	119,299	404,106
Royal Dutch Shell Plc, Class B	154,951	5,411,467
Royal Dutch Shell Plc, Class A	213,644	7,198,299

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
RSA Insurance Group Plc	209,071	$354,917
SABMiller Plc	55,718	2,235,475
The Sage Group Plc	77,382	336,788
Schroders Plc	6,791	142,345
Segro Plc	44,570	151,850
Serco Group Plc	29,485	247,616
Severn Trent Plc	13,645	353,720
Shire Plc	32,783	943,164
Smith & Nephew Plc	52,625	526,380
Smiths Group Plc	23,105	366,939
SSE Plc	54,603	1,191,192
Standard Chartered Plc	138,854	3,016,322
Standard Life Plc	138,838	508,346
Subsea 7 SA	16,655	329,604
Tate & Lyle Plc	26,690	271,062
Tesco Plc	468,098	2,274,874
Tui Travel Plc	24,035	63,897
Tullow Oil Plc	52,545	1,214,450
Unilever Plc	74,907	2,514,909
United Utilities Group Plc	40,087	424,649
Vedanta Resources Plc	5,847	83,808
Vodafone Group Plc	2,906,307	8,168,919
The Weir Group Plc	12,496	300,276
Whitbread Plc	10,471	332,926
WM Morrison Supermarkets Plc	137,532	573,890
Wolseley Plc	16,706	622,677
WPP Plc	73,635	893,910
Xstrata Plc	121,315	1,525,343
		131,245,621
Total Common Stocks — 98.6%		564,692,111

Rights
Spain — 0.0%
Zardoya Otis SA (Expires 7/05/12) (a)	8,817	4,764
Total Rights — 0.0%		4,764
Total Long-Term Investments (Cost — $503,441,178) — 98.6%		564,696,875

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.15% (b)(c)	808,932	808,932
Total Short-Term Securities (Cost — $808,932) — 0.1%		808,932
Total Investments (Cost — $504,250,110) — 98.7%		565,505,807
Other Assets Less Liabilities — 1.3%		7,542,965
Net Assets — 100.0%		$573,048,772

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$555,790,452
Gross unrealized appreciation	$122,439,679
Gross unrealized depreciation	(112,724,324)
Net unrealized appreciation	$9,715,355

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at June 30, 2012	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,969,251	(1,160,319)	808,932	$2,691

(c)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30,2012 were as follows:

Contracts	Index	Exchange	Expiration	Notional Value	Unrealized Appreciation
59	DJ Euro Stoxx 50 Index	Eurex	September 2012	$1,683,683	$87,345
10	E-Mini MSCI EAFE Index	Chicago Mercantile	September 2012	$711,900	38,275
19	FTSE 100 Index	Euronext LIFFE	September 2012	$1,643,472	27,409
21	Nikkei 225 Index	Singapore	September 2012	$1,178,927	52,840
6	SPI 200 Index	Australian Securities Exchange	September 2012	$622,851	160
Total					$206,029

•	Foreign currency exchange contracts as of June 30,2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	539,121	AUD	527,000	HSBC Bank Ltd.	7/02/12	$(263)
USD	519,549	CHF	493,000	HSBC Bank Ltd.	7/02/12	137
USD	68,279	DKK	401,000	HSBC Bank Ltd.	7/02/12	22
USD	1,329,090	EUR	1,050,000	HSBC Bank Ltd.	7/02/12	316
USD	1,529,093	GBP	975,000	HSBC Bank Ltd.	7/02/12	2,095
USD	36,522	ILS	143,000	HSBC Bank Ltd.	7/02/12	(49)
USD	1,813,241	JPY	144,751,000	HSBC Bank Ltd.	7/02/12	2,382
USD	45,935	NOK	274,000	HSBC Bank Ltd.	7/02/12	(126)
USD	188,295	SEK	1,303,000	HSBC Bank Ltd.	7/02/12	(70)
USD	108,850	SGD	138,000	HSBC Bank Ltd.	7/02/12	(90)
USD	181,889	HKD	1,411,000	HSBC Bank Ltd.	7/03/12	10
Total						$4,364

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	25

Schedule of Investments (concluded)	Master International Index Series

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$49,098,540	$10	$49,098,550
Austria	—	1,528,256	—	1,528,256
Belgium	$60,773	6,279,345	—	6,340,118
China	—	47,607	—	47,607
Denmark	—	6,424,164	—	6,424,164
Finland	—	4,070,556	—	4,070,556
France	—	50,894,344	—	50,894,344
Germany	—	44,745,188	—	44,745,188
Greece	212,445	83,978	—	296,423
Hong Kong	—	16,961,618	—	16,961,618
Ireland	—	1,874,789	1	1,874,790
Israel	—	3,314,696	—	3,314,696
Italy	—	12,226,740	—	12,226,740
Japan	121,330	123,232,327	—	123,353,657
Netherlands	393,473	14,235,126	—	14,628,599
New Zealand	—	688,691	—	688,691
Norway	—	4,905,710	524	4,906,234
Portugal	—	907,084	—	907,084
Singapore	—	10,592,676	—	10,592,676
Spain	13,970	15,139,771	—	15,153,741

	Level 1	Level 2	Level 3	Total
Assets:
Investments (concluded):
Long-Term Investments:
Common Stocks:
Sweden	—	$17,581,599	—	$17,581,599
Switzerland	—	47,811,159	—	47,811,159
United Kingdom	$586,199	130,659,422	—	131,245,621
Rights	4,764	—	—	4,764
Short-Term Securities	808,932	—	—	808,932
Total	$2,201,886	$563,303,386	$535	$565,505,807

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$206,029	—	—	$206,029
Foreign currency exchange contracts	—	$4,962	—	4,962
Liabilities:
Foreign currency exchange contracts	—	(598)	—	(598)
Total	$206,029	$4,364	—	$210,393

[1]

Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30. 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$822,000	—	—	$822,000
Foreign currency at value	9,334,888	—	—	9,334,888
Liabilities:
Bank overdraft	—	$(180,216)	—	(180,216)
Total	$10,156,888	$(180,216)	—	$9,976,672

There were no transfers between levels during the period ended June 30, 2012.

Certain of the Series’ investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Statement of Assets and Liabilities	Master International Index Series

June 30, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $503,441,178)	$564,696,875
Investments at value — affiliated (cost — $808,932)	808,932
Cash pledged as collateral for financial futures contracts	822,000
Foreign currency at value (cost — $9,263,352)	9,334,888
Dividends receivable	4,661,609
Variation margin receivable	334,253
Investments sold receivable	17,779
Unrealized appreciation on foreign currency exchange contracts	4,962
Prepaid expenses	8,146
Total assets	580,689,444

Liabilities
Bank overdraft	180,216
Withdrawals payable to investors	6,806,774
Investments purchased payable	391,061
Investment advisory fees payable	4,245
Other affiliates payable	4,235
Unrealized depreciation on foreign currency exchange contracts	598
Directors’ fees payable	242
Other accrued expenses payable	253,301
Total liabilities	7,640,672
Net Assets	$573,048,772

Net Assets Consist of
Investors’ capital	$511,393,882
Net unrealized appreciation/depreciation	61,654,890
Net Assets	$573,048,772

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	27

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$17,380,603
Foreign taxes withheld	(1,206,496)
Dividends — affiliated	2,691
Total income	16,176,798

Expenses
Investment advisory	36,249
Accounting services	110,670
Custodian	106,058
Professional	74,862
Directors	10,788
Printing	7,650
Miscellaneous	20,097
Total expenses	366,374
Less fees waived by advisor	(8,348)
Total expenses after fees waived	358,026
Net investment income	15,818,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(55,888,499)
Financial futures contracts	844,251
Foreign currency transactions	(383,141)
(55,427,389)

Net change in unrealized appreciation/depreciation on:
Investments	96,324,702
Financial futures contracts	149,419
Foreign currency transactions	55,641
96,529,762
Total realized and unrealized gain	41,102,373
Net Increase in Net Assets Resulting from Operations	$56,921,145

See Notes to Financial Statements.

28	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Statements of Changes in Net Assets	Master International Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$15,818,772	$31,591,898
Net realized loss	(55,427,389)	(26,277,530)
Net change in unrealized appreciation/depreciation	96,529,762	(123,722,751)
Net increase (decrease) in net assets resulting from operations	56,921,145	(118,408,383)

Capital Share Transactions
Proceeds from contributions	111,044,199	277,608,631
Value of withdrawals	(450,697,490)	(226,119,685)
Net increase (decrease) in net assets derived from capital share transactions	(339,653,291)	51,488,946

Net Assets
Total decrease in net assets	(282,732,146)	(66,919,437)
Beginning of period	855,780,918	922,700,355
End of period	$573,048,772	$855,780,918

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2012 (Unaudited)

		Year Ended December 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	3.98%[1]	(12.34)%	7.66%	28.99%	(41.94)%	10.80%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.08%	0.11%	0.09%	0.11%	0.10%
Total expenses after fees waived and paid indirectly	0.10%[2]	0.08%	0.10%	0.09%	0.10%	0.09%
Net investment income	4.34%[2]	3.38%	2.73%	2.98%	3.54%	2.86%

Supplemental Data
Net assets, end of period (000)	$573,049	$855,781	$922,700	$749,280	$706,119	$1,143,172
Portfolio turnover	4%	6%	8%	30%	30%	30%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	29

Notes to Financial Statements (Unaudited)	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment, which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over the counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a

30	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (continued)	Master International Index Series

foreign currency, the Series’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Series does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Series reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from some issuers, some dividend income received from a real estate investment trust may be designated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Series and each of its respective counterparties. An ISDA Master Agreement allows the Series to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	31

Notes to Financial Statements (continued)	Master International Index Series

amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized, contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that the counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$206,029
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$4,962

	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$(598)

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Financial Derivative Instruments in the Statement of Operations Six Months Ended June 30, 2012
	Net Realized Gain (Loss) From
	Financial Futures Contracts	Foreign Currency Transactions
Equity contracts	$844,251	—
Foreign currency exchange contracts	—	$(273,047)

	Net Change in Unrealized Appreciation/Depreciation on
	Financial Futures Contracts	Foreign Currency Transactions
Equity contracts	$149,419	—
Foreign currency exchange contracts	—	$(29,005)

32	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (continued)	Master International Index Series

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	172
Average number of contracts sold	35
Average notional value of contracts purchased	$8,438,412
Average notional value of contracts sold	$1,124,509
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	6
Average US dollar amounts purchased	$3,179,932

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Series expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including a majority of the independent directors.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2012, the Series reimbursed the Manager $4,330 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2012, were $24,714,552 and $341,904,200, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.65% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	33

Notes to Financial Statements (concluded)	Master International Index Series

The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the US. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities.

The Series invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries, including Greece, Ireland, Italy, Portugal and Spain. As of June 30, 2012, these events have adversely affected the exchange rate of the Euro and may continue to spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Series’ investments.

As of June 30, 2012, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments
Commercial Banks	12%
Pharmaceuticals	9
Oil, Gas & Consumable Fuels	7
Other[1]	72

[1]	All other industries held were less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15–16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master International Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15–16, 2012 Board meeting.

At an in-person meeting held on May 15–16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates provide the Master Portfolio and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In particular, BlackRock and its affiliates provide the Master Portfolio and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;

36	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance, as agreed upon by the Board, was within tolerance of its benchmark index during the one-year period reported. Also, the Fund’s gross performance was below its benchmark index during the three-year period reported, but exceeded it over the five-year period reported. Based on its discussions with BlackRock and the Board’s review of the Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the Fund’s relative performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to waive fees or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director[1]
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer
Benjamin Archibald, Secretary[2]

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Corporation/Master LLC.

[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Corporation/Master LLC and Benjamin Archibald became Secretary of the Corporation/Master LLC.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
JPMorgan Chase, N.A.
Brooklyn, NY 11245

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

#Index-2-6/12-SAR

June 30, 2012

Semi-Annual Report (Unaudited)

BlackRock S&P 500 Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Dear Shareholder

One year ago, risk assets were in a broad retreat as sovereign debt problems loomed over Europe and confidence in both the US and global economic recoveries was waning. Last summer’s prolonged debt ceiling debate in Washington, DC ended with Standard & Poor’s historic downgrade of US government debt, an event that triggered financial-market turmoil all over the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro-level news drove asset prices broadly up and down in lockstep, in a “risk on” — “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

By October, however, improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis drew investors back to the markets. Improving sentiment carried over into early 2012 as investors saw some relief from the world’s financial woes. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while climbing Treasury yields pressured higher-quality fixed income assets.

However, risk assets reversed course in the spring when Europe’s debt problems boiled over once again. Markets became highly volatile as political instability in Greece threatened the country’s membership in the euro zone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off through April and May as investors ran back to safe havens including US, German and UK government debt as well as gold. As the period drew to a close, risk assets were beginning to rebound modestly as European leaders stepped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

All asset classes posted gains for the 6-month period ended June 30, 2012, with US stocks delivering the largest returns. On a 12-month basis, US large-cap stocks generated positive results; however, small-cap stocks finished in negative territory and international and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Among fixed income asset classes, safe-haven US Treasury bonds and municipal bonds outperformed corporate credits for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	9.49%	5.45%
US small cap equities (Russell 2000® Index)	8.53	(2.08)
International equities (MSCI Europe, Australasia, Far East Index)	2.96	(13.83)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(15.95)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.44	17.36
US investment grade bonds (Barclays US Aggregate Bond Index)	2.37	7.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.14	10.16
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.23	7.21

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2012	BlackRock S&P 500 Index Fund

Investment Objective

BlackRock S&P 500 Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Standard & Poor’s (“S&P”) 500® Index as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2012, the Fund’s Institutional and Investor A Shares returned 9.31% and 9.19%, respectively, while the benchmark S&P 500® Index returned 9.49%. The S&P 500® Index is an unmanaged index that covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing 75% of NYSE market capitalization and 30% of NYSE issues.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Following a highly volatile 2011, financial markets began the year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. US economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, US equities moved boldly higher through the first two months of 2012.

•

The rally softened in March when the tone of global news flow darkened. Investors reverted to risk averse mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian sovereign debt rose to levels deemed unsustainable. Stock markets around the world saw increased volatility as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

•

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key power house for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries as consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the US economy after the labor market had been a bright spot earlier in the year.

•

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, US stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

•

The US economy remained strong relative to other parts of the world and, year-to-date, US stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty. Telecommunications services (+16.51%) was the strongest-performing sector in the S&P 500® Index for the period. Financials (+13.72%) staged a rebound from their 2011 lows. Information technology (+13.34%), consumer discretionary (+12.95%) and health care stocks (+10.97%) also performed particularly well. Energy (–2.34%) was the only sector to finish in negative territory as falling natural gas prices hurt returns in that space.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the S&P 500® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

•

On May 16, 2012, the Board of Directors of the Corporation approved a plan of reorganization whereby BlackRock S&P 500 Stock Fund, a series of BlackRock Funds III (the “Acquiring Fund”) will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of the Acquiring Fund. The reorganization is subject to shareholder approval by the Fund’s shareholders and certain other conditions. The reorganization is contingent on the completion of the reorganization of the Series with the S&P 500 Stock Master Portfolio, a series of Master Investment Portfolio. If approved, each reorganization is expected to close in the fourth quarter of 2012.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]	The Fund invests all of its assets in the Series. The Series’ investments are allocated among common stocks in approximately the same weightings as the S&P 500® Index.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2012

		Average Annual Total Returns[4]
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional	9.31%	5.12%	(0.06)%	5.04%
Investor A	9.19	4.84	(0.30)	4.77
S&P 500® Index	9.49	5.45	0.22	5.33

[4]

Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[5]	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,093.10	$1.56	$1,000.00	$1,023.37	$1.51	0.30%
Investor A	$1,000.00	$1,091.90	$2.91	$1,000.00	$1,022.08	$2.82	0.56%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Portfolio invests significantly in the Series, the expense example reflects the net expenses of both the Fund and the Series in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2012 and held through June 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	7

Statement of Assets and Liabilities	BlackRock S&P 500 Index Fund

June 30, 2012 (Unaudited)
Assets
Investments at value — Series (cost — $1,372,680,800)	$1,884,710,664
Withdrawals receivable from the Series	6,031,347
Capital shares sold receivable	2,096,895
Investment advisor receivable	3,133
Total assets	1,892,842,039

Liabilities
Capital shares redeemed payable	8,128,242
Administration fees payable	291,751
Service fees payable	152,485
Officer’s fees payable	468
Other accrued expenses payable	439,949
Total liabilities	9,012,895
Net Assets	$1,883,829,144

Net Assets Consist of
Paid-in capital	$1,525,090,992
Undistributed net investment income	16,400,674
Accumulated net realized loss allocated from the Series	(169,692,386)
Net unrealized appreciation/depreciation allocated from the Series	512,029,864
Net Assets	$1,883,829,144

Net Asset Value
Institutional — Based on net assets of $1,119,437,622 and 66,658,013 shares outstanding, 250 million shares authorized, $0.0001 par value	$16.79
Investor A — Based on net assets of $764,391,522 and 45,645,661 shares outstanding, 250 million shares authorized, $0.0001 par value	$16.75

See Notes to Financial Statements.

8	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Statement of Operations	BlackRock S&P 500 Index Fund

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$19,584,066
Dividends — affiliated	131,023
Securities lending — affiliated	81,128
Foreign taxes withheld	(26,397)
Expenses	(390,775)
Fees waived	56,451
Total income	19,435,496

Expenses
Administration	1,830,339
Service — Investor A	946,463
Transfer agent — Institutional	288,421
Transfer agent — Investor A	221,754
Reorganization	67,959
Printing	50,388
Licensing	27,939
Registration	24,392
Professional	12,899
Officer	468
Miscellaneous	30,043
Total expenses	3,501,065
Less fees waived by administrator	(3,133)
Total expenses after fees waived	3,497,932
Net investment income	15,937,564

Realized and Unrealized Gain Allocated from the Series
Net realized gain from investments and financial futures contracts	6,816,764
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	142,994,983
Total realized and unrealized gain	149,811,747
Net Increase in Net Assets Resulting from Operations	$165,749,311

See Notes to Financial Statements.

	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	9

Statements of Changes in Net Assets	BlackRock S&P 500 Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$15,937,564	$30,463,163
Net realized gain	6,816,764	10,124,645
Net change in unrealized appreciation/depreciation	142,994,983	(7,501,223)
Net increase in net assets resulting from operations	165,749,311	33,086,585

Dividends to Shareholders From
Net investment income:
Institutional	—	(19,464,643)
Investor A	—	(11,312,293)
Decrease in net assets resulting from dividends to shareholders	—	(30,776,936)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(54,424,146)	9,550,070

Net Assets
Total increase in net assets	111,325,165	11,859,719
Beginning of period	1,772,503,979	1,760,644,260
End of period	$1,883,829,144	$1,772,503,979
Undistributed net investment income	$16,400,674	$463,110

See Notes to Financial Statements.

10	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Financial Highlights	BlackRock S&P 500 Index Fund

	Institutional
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.36	$15.38	$13.63	$11.00	$18.01	$17.40
Net investment income[1]	0.15	0.28	0.24	0.23	0.31	0.30
Net realized and unrealized gain (loss)	1.28	(0.01)	1.77	2.64	(7.01)	0.62
Net increase (decrease) from investment operations	1.43	0.27	2.01	2.87	(6.70)	0.92
Dividends from net investment income	—	(0.29)	(0.26)	(0.24)	(0.31)	(0.31)
Net asset value, end of period	$16.79	$15.36	$15.38	$13.63	$11.00	$18.01

Total Investment Return[2]
Based on net asset value	9.31%[3]	1.80%	14.75%	26.15%	(37.20)%	5.29%

Ratios to Average Net Assets[4]
Total expenses	0.30%[5,6]	0.30%[5]	0.33%	0.35%	0.35%	0.34%
Net investment income	1.80%[5,6]	1.80%[5]	1.74%	2.02%	2.00%	1.64%

Supplemental Data
Net assets, end of period (000)	$1,119,438	$1,059,689	$1,018,080	$951,380	$813,527	$1,779,030
Portfolio turnover of the Series	2%	6%	5%	7%	8%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[6]	Annualized.

See Notes to Financial Statements.

	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	11

Financial Highlights (concluded)	BlackRock S&P 500 Index Fund

	Investor A
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$15.34	$15.35	$13.61	$10.98	$17.96	$17.36
Net investment income[1]	0.13	0.24	0.21	0.20	0.27	0.25
Net realized and unrealized gain (loss)	1.28	(0.01)	1.75	2.64	(6.98)	0.61
Net increase (decrease) from investment operations	1.41	0.23	1.96	2.84	(6.71)	0.86
Dividends from net investment income	—	(0.24)	(0.22)	(0.21)	(0.27)	(0.26)
Net asset value, end of period	$16.75	$15.34	$15.35	$13.61	$10.98	$17.96

Total Investment Return[2]
Based on net asset value	9.19%[3]	1.58%	14.42%	25.92%	(37.36)%	4.97%

Ratios to Average Net Assets[4]
Total expenses	0.56%[5,6]	0.56%[5]	0.58%	0.61%	0.60%	0.60%
Net investment income	1.54%[5,6]	1.53%[5]	1.49%	1.76%	1.75%	1.38%

Supplemental Data
Net assets, end of period (000)	$764,392	$712,815	$742,564	$705,608	$579,920	$930,377
Portfolio turnover of the Series	2%	6%	5%	7%	8%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[6]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (Unaudited)	BlackRock S&P 500 Index Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2012 was 77.8%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers two classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are sold without a sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

Reorganization: On May 16, 2012, the Board of Directors of the Corporation approved a plan of reorganization whereby BlackRock S&P 500 Stock Fund, a series of BlackRock Funds III (the “Acquiring Fund”), will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of the Acquiring Fund. The reorganization is subject to shareholder approval by the Fund’s shareholders and certain other conditions. The reorganization is contingent on the completion of the reorganization of the Series with the S&P 500 Stock Master Portfolio, a series of Master Investment Portfolio. If approved, each reorganization is expected to close in the fourth quarter of 2012.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	13

Notes to Financial Statements (continued)	BlackRock S&P 500 Index Fund

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.195% of the average daily value of the Fund’s average net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other Fund expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is as follows: 0.40% for Institutional Shares and 0.65% for Investor A Shares. The Administrator may reduce or discontinue this waiver and/or reimbursement at any time without notice. This amount is shown as fees waived by the administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, record-keeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2012, the Fund paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations:

Institutional	—
Investor A	$1,725

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2012, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$4,374
Investor A	$9,173

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of December 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires December 31,
2012	$12,985,387
2013	28,402,088
2014	26,517,609
2017	14,948,603
No expiration date[1]	211,509
Total	$83,065,196

[1]	Must be utilized prior to losses subject to expiration.

14	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (concluded)	BlackRock S&P 500 Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	18,988,525	$315,427,877	32,311,858	$503,490,398
Shares issued to shareholders in reinvestment of dividends	—	—	1,252,755	18,576,495
Shares redeemed	(21,322,994)	(356,024,886)	(30,773,695)	(480,523,283)
Net increase (decrease)	(2,334,469)	$(40,597,009)	2,790,918	$41,543,610

Investor A
Shares sold	4,269,920	$70,482,104	11,381,733	$176,069,705
Shares issued to shareholders in reinvestment of dividends	—	—	706,429	10,464,979
Shares redeemed	(5,105,981)	(84,309,241)	(13,975,275)	(218,528,224)
Net decrease	(836,061)	$(13,827,137)	(1,887,113)	$(31,993,540)

Total Net Increase (Decrease)	(3,170,530)	$(54,424,146)	903,805	$9,550,070

5. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

The Fund paid a net investment income dividend in the following amounts on July 20, 2012 to shareholders of record on July 18, 2012:

Dividend Per Share
Institutional	$0.004152
Investor A	$0.004152

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	15

Series Portfolio Information	Master S&P 500 Index Series

As of June 30, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Apple, Inc.	4%
Exxon Mobil Corp.	3
Microsoft Corp.	2
International Business Machines Corp.	2
General Electric Co.	2
AT&T, Inc.	2
Chevron Corp.	2
Johnson & Johnson	2
Wells Fargo & Co.	1
Coca-Cola Co.	1

Sector Allocations	Percent of Long-Term Investments
Information Technology	20%
Financials	14
Health Care	12
Consumer Staples	11
Consumer Discretionary	11
Energy	11
Industrials	11
Utilities	4
Materials	3
Telecommunication Services	3

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

16	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
The Boeing Co.	145,873	$10,838,364
General Dynamics Corp.	70,186	4,629,468
Goodrich Corp.	24,473	3,105,624
Honeywell International, Inc.	151,725	8,472,324
L-3 Communications Holdings, Inc.	19,260	1,425,433
Lockheed Martin Corp.	51,859	4,515,882
Northrop Grumman Corp.	49,147	3,135,087
Precision Castparts Corp.	28,238	4,644,869
Raytheon Co.	65,386	3,700,194
Rockwell Collins, Inc.	27,792	1,371,535
Textron, Inc.	54,413	1,353,251
United Technologies Corp.	177,497	13,406,348
		60,598,379
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	31,780	1,860,083
Expeditors International of Washington, Inc.	41,262	1,598,903
FedEx Corp.	61,407	5,625,495
United Parcel Service, Inc., Class B	186,878	14,718,511
		23,802,992
Airlines — 0.1%
Southwest Airlines Co.	150,403	1,386,716
Auto Components — 0.2%
BorgWarner, Inc. (a)	22,261	1,460,099
The Goodyear Tire & Rubber Co. (a)	46,976	554,787
Johnson Controls, Inc.	132,427	3,669,552
		5,684,438
Automobiles — 0.4%
Ford Motor Co.	743,096	7,126,291
Harley-Davidson, Inc.	45,013	2,058,444
		9,184,735
Beverages — 2.8%
Beam, Inc.	30,493	1,905,507
Brown-Forman Corp., Class B	19,328	1,871,917
The Coca-Cola Co.	439,831	34,390,386
Coca-Cola Enterprises, Inc.	58,219	1,632,461
Constellation Brands, Inc., Class A (a)	30,437	823,625
Dr. Pepper Snapple Group, Inc.	41,264	1,805,300
Molson Coors Brewing Co., Class B	30,561	1,271,643
Monster Beverage Corp. (a)	29,839	2,124,537
PepsiCo, Inc.	305,041	21,554,197
		67,379,573
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc. (a)(b)	37,376	3,711,437
Amgen, Inc.	151,855	11,091,489
Biogen Idec, Inc. (a)	46,640	6,733,883
Celgene Corp. (a)	85,751	5,501,784
Gilead Sciences, Inc. (a)	147,313	7,554,211
		34,592,804
Building Products — 0.0%
Masco Corp.	69,537	964,478

Common Stocks	Shares	Value
Capital Markets — 1.8%
Ameriprise Financial, Inc.	42,104	$2,200,355
The Bank of New York Mellon Corp.	231,251	5,075,959
BlackRock, Inc. (c)	24,884	4,225,801
The Charles Schwab Corp.	210,227	2,718,235
E*TRADE Financial Corp. (a)	49,472	397,755
Federated Investors, Inc., Class B (b)	17,875	390,569
Franklin Resources, Inc.	27,726	3,077,309
The Goldman Sachs Group, Inc.	95,582	9,162,490
Invesco Ltd.	86,802	1,961,725
Legg Mason, Inc.	24,667	650,469
Morgan Stanley	296,365	4,323,965
Northern Trust Corp.	46,910	2,158,798
State Street Corp.	94,901	4,236,381
T. Rowe Price Group, Inc.	49,655	3,126,279
		43,706,090
Chemicals — 2.3%
Air Products & Chemicals, Inc.	41,226	3,328,175
Airgas, Inc.	13,374	1,123,550
CF Industries Holdings, Inc.	12,738	2,467,860
The Dow Chemical Co.	232,751	7,331,656
E.I. du Pont de Nemours & Co.	182,470	9,227,508
Eastman Chemical Co.	26,653	1,342,512
Ecolab, Inc.	56,965	3,903,811
FMC Corp.	26,260	1,404,385
International Flavors & Fragrances, Inc.	15,585	854,058
Monsanto Co.	104,147	8,621,289
The Mosaic Co.	57,931	3,172,301
PPG Industries, Inc.	29,572	3,138,181
Praxair, Inc.	58,239	6,332,326
The Sherwin-Williams Co.	16,822	2,226,392
Sigma-Aldrich Corp.	23,491	1,736,690
		56,210,694
Commercial Banks — 2.9%
BB&T Corp.	135,632	4,184,247
Comerica, Inc.	38,457	1,181,014
Fifth Third Bancorp	178,961	2,398,077
First Horizon National Corp.	49,925	431,851
Huntington Bancshares, Inc.	168,215	1,076,576
KeyCorp	185,432	1,435,244
M&T Bank Corp.	24,593	2,030,644
PNC Financial Services Group, Inc. (c)	102,969	6,292,436
Regions Financial Corp.	274,452	1,852,551
SunTrust Banks, Inc.	104,646	2,535,573
U.S. Bancorp	369,797	11,892,672
Wells Fargo & Co.	1,035,156	34,615,617
Zions Bancorporation	35,844	696,090
		70,622,592
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	20,433	558,638
Cintas Corp.	21,463	828,687
Iron Mountain, Inc.	33,297	1,097,469
Pitney Bowes, Inc. (b)	38,891	582,198
R.R. Donnelley & Sons Co. (b)	34,764	409,172
Republic Services, Inc.	61,202	1,619,405
Stericycle, Inc. (a)(b)	16,493	1,511,914
Waste Management, Inc.	89,755	2,997,817
		9,605,300

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	17

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,045,057	$17,943,629
F5 Networks, Inc. (a)	15,407	1,533,921
Harris Corp.	22,162	927,480
JDS Uniphase Corp. (a)(b)	45,268	497,948
Juniper Networks, Inc. (a)	102,408	1,670,274
Motorola Solutions, Inc.	57,240	2,753,816
QUALCOMM, Inc.	333,912	18,592,220
		43,919,288
Computers & Peripherals — 5.6%
Apple, Inc. (a)	182,168	106,386,112
Dell, Inc. (a)	291,528	3,649,931
EMC Corp. (a)	408,896	10,480,004
Hewlett-Packard Co.	385,359	7,749,570
Lexmark International, Inc., Class A	13,778	366,219
NetApp, Inc. (a)	70,616	2,247,001
SanDisk Corp. (a)	47,158	1,720,324
Seagate Technology Plc	73,677	1,822,032
Western Digital Corp. (a)	45,515	1,387,297
		135,808,490
Construction & Engineering — 0.2%
Fluor Corp.	32,881	1,622,349
Jacobs Engineering Group, Inc. (a)	25,005	946,689
Quanta Services, Inc. (a)	41,130	989,999
		3,559,037
Construction Materials — 0.1%
Vulcan Materials Co.	25,082	996,006
Consumer Finance — 0.9%
American Express Co.	195,499	11,379,997
Capital One Financial Corp.	112,981	6,175,541
Discover Financial Services	103,106	3,565,406
SLM Corp.	96,648	1,518,340
		22,639,284
Containers & Packaging — 0.1%
Ball Corp.	30,484	1,251,368
Bemis Co., Inc.	20,268	635,199
Owens-Illinois, Inc. (a)	31,978	613,019
Sealed Air Corp.	36,907	569,844
		3,069,430
Distributors — 0.1%
Genuine Parts Co.	30,307	1,825,997
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	20,215	731,581
DeVry, Inc.	11,458	354,854
H&R Block, Inc.	57,004	910,924
		1,997,359
Diversified Financial Services — 2.8%
Bank of America Corp.	2,098,996	17,169,787
Citigroup, Inc.	571,103	15,653,933
CME Group, Inc.	12,925	3,465,322
IntercontinentalExchange, Inc. (a)	14,123	1,920,446
JPMorgan Chase & Co.	740,969	26,474,823
Leucadia National Corp.	38,237	813,301
Moody’s Corp.	38,166	1,394,967
The NASDAQ OMX Group, Inc.	24,303	550,949
NYSE Euronext	50,259	1,285,625
		68,729,153

Common Stocks	Shares	Value
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	1,142,935	$40,757,062
CenturyLink, Inc.	121,068	4,780,975
Frontier Communications Corp. (b)	192,543	737,440
Verizon Communications, Inc.	553,407	24,593,407
Windstream Corp.	114,119	1,102,390
		71,971,274
Electric Utilities — 2.2%
American Electric Power Co., Inc.	94,043	3,752,316
Duke Energy Corp.	260,728	6,012,388
Edison International	63,385	2,928,387
Entergy Corp.	34,362	2,332,836
Exelon Corp.	166,095	6,248,494
FirstEnergy Corp.	81,357	4,001,951
NextEra Energy, Inc.	81,263	5,591,707
Northeast Utilities	60,844	2,361,356
Pepco Holdings, Inc. (b)	44,301	866,970
Pinnacle West Capital Corp.	21,176	1,095,646
PPL Corp.	112,684	3,133,742
Progress Energy, Inc.	57,769	3,475,961
Southern Co.	169,150	7,831,645
Xcel Energy, Inc.	94,712	2,690,768
		52,324,167
Electrical Equipment — 0.5%
Cooper Industries Plc	30,839	2,102,603
Emerson Electric Co.	142,862	6,654,512
Rockwell Automation, Inc.	27,703	1,830,060
Roper Industries, Inc.	18,852	1,858,430
		12,445,605
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	31,779	1,745,303
Corning, Inc.	296,052	3,827,952
FLIR Systems, Inc.	29,985	584,708
Jabil Circuit, Inc.	35,885	729,542
Molex, Inc.	27,036	647,242
TE Connectivity Ltd.	82,909	2,645,626
		10,180,373
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	85,122	3,498,514
Cameron International Corp. (a)	47,893	2,045,510
Diamond Offshore Drilling, Inc.	13,529	799,970
FMC Technologies, Inc. (a)(b)	46,513	1,824,705
Halliburton Co.	179,541	5,097,169
Helmerich & Payne, Inc.	20,844	906,297
Nabors Industries Ltd. (a)	56,180	808,992
National Oilwell Varco, Inc.	82,971	5,346,651
Noble Corp. (a)	49,063	1,596,020
Rowan Cos. Plc, Class A (a)	24,010	776,243
Schlumberger Ltd.	259,745	16,860,048
		39,560,119
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	83,969	7,977,055
CVS Caremark Corp.	250,183	11,691,051
The Kroger Co.	110,379	2,559,689
Safeway, Inc.	48,147	873,868
Sysco Corp.	113,720	3,389,993

See Notes to Financial Statements.

18	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food & Staples Retailing (concluded)
Wal-Mart Stores, Inc.	336,540	$23,463,569
Walgreen Co.	168,836	4,994,169
Whole Foods Market, Inc.	31,799	3,031,081
		57,980,475
Food Products — 1.7%
Archer-Daniels-Midland Co.	128,708	3,799,460
Campbell Soup Co.	34,734	1,159,421
ConAgra Foods, Inc.	81,077	2,102,326
Dean Foods Co. (a)	36,435	620,488
General Mills, Inc.	125,996	4,855,886
H.J. Heinz Co.	62,231	3,384,122
The Hershey Co.	29,837	2,149,159
Hormel Foods Corp.	27,021	821,979
The J.M. Smucker Co.	22,057	1,665,745
Kellogg Co.	47,945	2,365,127
Kraft Foods, Inc., Class A	345,310	13,335,872
McCormick & Co., Inc.	25,890	1,570,228
Mead Johnson Nutrition Co.	39,620	3,189,806
Tyson Foods, Inc., Class A	56,725	1,068,132
		42,087,751
Gas Utilities — 0.1%
AGL Resources, Inc.	22,565	874,394
ONEOK, Inc.	40,430	1,710,593
		2,584,987
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	107,735	5,726,115
Becton Dickinson & Co.	39,808	2,975,648
Boston Scientific Corp. (a)	281,574	1,596,525
C.R. Bard, Inc.	16,356	1,757,289
CareFusion Corp. (a)	43,739	1,123,218
Covidien Plc	94,022	5,030,177
DENTSPLY International, Inc.	27,642	1,045,144
Edwards Lifesciences Corp. (a)	22,372	2,311,028
Intuitive Surgical, Inc. (a)	7,727	4,279,135
Medtronic, Inc.	202,414	7,839,494
St. Jude Medical, Inc.	61,784	2,465,799
Stryker Corp.	63,004	3,471,520
Varian Medical Systems, Inc. (a)	21,985	1,336,028
Zimmer Holdings, Inc.	34,655	2,230,396
		43,187,516
Health Care Providers & Services — 2.0%
Aetna, Inc.	68,166	2,642,796
AmerisourceBergen Corp.	49,497	1,947,707
Cardinal Health, Inc.	67,251	2,824,542
Cigna Corp.	56,189	2,472,316
Coventry Health Care, Inc.	27,481	873,621
DaVita, Inc. (a)(b)	18,232	1,790,565
Express Scripts Holding Co. (a)	156,845	8,756,656
Humana, Inc.	31,915	2,471,498
Laboratory Corp. of America Holdings (a)(b)	18,912	1,751,440
McKesson Corp.	46,122	4,323,938
Patterson Cos., Inc.	16,870	581,509
Quest Diagnostics, Inc.	30,807	1,845,339
Tenet Healthcare Corp. (a)	79,852	418,424
UnitedHealth Group, Inc.	202,522	11,847,537
WellPoint, Inc.	64,791	4,133,018
		48,680,906

Common Stocks	Shares	Value
Health Care Technology — 0.1%
Cerner Corp. (a)	28,391	$2,346,800
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	88,115	3,019,701
Chipotle Mexican Grill, Inc. (a)	6,166	2,342,772
Darden Restaurants, Inc.	25,115	1,271,572
International Game Technology	57,735	909,326
Marriott International, Inc., Class A	51,966	2,037,067
McDonald’s Corp.	198,119	17,539,475
Starbucks Corp.	147,689	7,874,778
Starwood Hotels & Resorts Worldwide, Inc.	38,553	2,044,851
Wyndham Worldwide Corp.	28,400	1,497,816
Wynn Resorts Ltd.	15,451	1,602,578
Yum! Brands, Inc.	89,560	5,769,455
		45,909,391
Household Durables — 0.2%
D.R. Horton, Inc.	54,265	997,391
Harman International Industries, Inc.	13,861	548,896
Leggett & Platt, Inc.	27,004	570,595
Lennar Corp., Class A	31,228	965,257
Newell Rubbermaid, Inc.	56,127	1,018,144
PulteGroup, Inc. (a)	64,575	690,952
Whirlpool Corp.	14,880	910,061
		5,701,296
Household Products — 2.1%
The Clorox Co.	25,255	1,829,977
Colgate-Palmolive Co.	92,750	9,655,275
Kimberly-Clark Corp.	76,581	6,415,191
The Procter & Gamble Co.	534,217	32,720,791
		50,621,234
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	125,181	1,606,072
NRG Energy, Inc. (a)	44,320	769,395
		2,375,467
Industrial Conglomerates — 2.7%
3M Co.	135,098	12,104,781
Danaher Corp.	111,935	5,829,575
General Electric Co.	2,064,027	43,014,323
Tyco International Ltd.	90,092	4,761,362
		65,710,041
Insurance — 3.5%
ACE Ltd.	65,924	4,886,946
Aflac, Inc.	90,865	3,869,940
The Allstate Corp.	95,052	3,335,375
American International Group, Inc. (a)	124,463	3,994,018
Aon Plc	63,693	2,979,558
Assurant, Inc.	16,839	586,671
Berkshire Hathaway, Inc., Class B (a)	342,563	28,545,775
The Chubb Corp.	52,744	3,840,818
Cincinnati Financial Corp.	31,442	1,196,997
Genworth Financial, Inc., Class A (a)	95,642	541,334
Hartford Financial Services Group, Inc.	85,655	1,510,098
Lincoln National Corp.	56,317	1,231,653
Loews Corp.	59,442	2,431,772
Marsh & McLennan Cos., Inc.	106,346	3,427,532
MetLife, Inc.	206,937	6,384,006
Principal Financial Group, Inc.	58,654	1,538,494
The Progressive Corp.	118,966	2,478,062
Prudential Financial, Inc.	91,426	4,427,761

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	19

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Torchmark Corp.	19,498	$985,624
The Travelers Cos., Inc.	75,421	4,814,877
Unum Group	56,549	1,081,782
XL Group Plc	61,426	1,292,403
		85,381,496
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	70,327	16,059,170
Expedia, Inc.	18,066	868,433
Netflix, Inc. (a)	10,784	738,381
priceline.com, Inc. (a)	9,687	6,437,205
TripAdvisor, Inc. (a)	18,499	826,720
		24,929,909
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)(b)	34,599	1,098,518
eBay, Inc. (a)	223,783	9,401,124
Google, Inc., Class A (a)	49,537	28,734,927
VeriSign, Inc. (a)	31,042	1,352,500
Yahoo! Inc. (a)	237,419	3,758,343
		44,345,412
IT Services — 3.9%
Accenture Plc, Class A	125,894	7,564,970
Automatic Data Processing, Inc.	95,429	5,311,578
Cognizant Technology Solutions Corp., Class A (a)	59,357	3,561,420
Computer Sciences Corp.	30,181	749,092
Fidelity National Information Services, Inc.	46,384	1,580,767
Fiserv, Inc. (a)	26,253	1,895,992
International Business Machines Corp.	224,850	43,976,163
MasterCard, Inc., Class A	20,671	8,890,804
Paychex, Inc.	62,756	1,971,166
SAIC, Inc.	54,323	658,395
Teradata Corp. (a)	32,860	2,366,248
Total System Services, Inc.	31,252	747,860
Visa, Inc., Class A	96,976	11,989,143
The Western Union Co.	120,690	2,032,420
		93,296,018
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,500	762,075
Mattel, Inc.	65,953	2,139,515
		2,901,590
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	67,627	2,653,683
Life Technologies Corp. (a)	34,686	1,560,523
PerkinElmer, Inc.	21,818	562,904
Thermo Fisher Scientific, Inc.	71,572	3,715,303
Waters Corp. (a)	17,329	1,377,136
		9,869,549
Machinery — 1.9%
Caterpillar, Inc.	127,041	10,787,051
Cummins, Inc.	37,335	3,618,135
Deere & Co.	77,805	6,292,090
Dover Corp.	35,731	1,915,539
Eaton Corp.	65,677	2,602,780
Flowserve Corp.	10,605	1,216,924
Illinois Tool Works, Inc.	93,426	4,941,301
Ingersoll-Rand Plc	57,855	2,440,324
Joy Global, Inc.	20,591	1,168,127

Common Stocks	Shares	Value
Machinery (concluded)
PACCAR, Inc.	69,426	$2,720,805
Pall Corp.	22,458	1,230,923
Parker Hannifin Corp.	29,358	2,257,043
Snap-on, Inc.	11,288	702,678
Stanley Black & Decker, Inc.	33,306	2,143,574
Xylem, Inc.	35,950	904,861
		44,942,155
Media — 3.4%
Cablevision Systems Corp., New York Group, Class A	41,851	556,200
CBS Corp., Class B	126,267	4,139,032
Comcast Corp., Class A	525,164	16,789,493
DIRECTV, Class A (a)	128,150	6,256,283
Discovery Communications, Inc., Class A (a)(b)	49,212	2,657,448
Gannett Co., Inc.	46,748	688,598
The Interpublic Group of Cos., Inc.	86,774	941,498
The McGraw-Hill Cos., Inc.	54,554	2,454,930
News Corp., Class A	411,642	9,175,500
Omnicom Group, Inc.	53,073	2,579,348
Scripps Networks Interactive, Class A	17,646	1,003,351
Time Warner Cable, Inc.	61,098	5,016,146
Time Warner, Inc.	187,682	7,225,757
Viacom, Inc., Class B	103,335	4,858,812
The Walt Disney Co.	348,634	16,908,749
The Washington Post Co., Class B	927	346,531
		81,597,676
Metals & Mining — 0.7%
Alcoa, Inc.	207,419	1,814,916
Allegheny Technologies, Inc.	21,000	669,690
Cliffs Natural Resources, Inc.	27,631	1,361,932
Freeport-McMoRan Copper & Gold, Inc.	184,981	6,302,303
Newmont Mining Corp.	96,303	4,671,659
Nucor Corp.	61,649	2,336,497
Titanium Metals Corp.	15,489	175,181
United States Steel Corp.	28,029	577,397
		17,909,575
Multi-Utilities — 1.3%
Ameren Corp.	47,211	1,583,457
CenterPoint Energy, Inc.	82,903	1,713,605
CMS Energy Corp.	50,919	1,196,596
Consolidated Edison, Inc.	56,976	3,543,337
Dominion Resources, Inc.	111,281	6,009,174
DTE Energy Co.	32,960	1,955,517
Integrys Energy Group, Inc.	15,394	875,457
NiSource, Inc.	54,909	1,358,998
PG&E Corp.	82,180	3,720,289
Public Service Enterprise Group, Inc.	98,448	3,199,560
SCANA Corp.	22,568	1,079,653
Sempra Energy	46,806	3,223,997
TECO Energy, Inc.	41,817	755,215
Wisconsin Energy Corp.	44,842	1,774,398
		31,989,253
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,554	512,078
Dollar Tree, Inc. (a)	45,624	2,454,571
Family Dollar Stores, Inc.	22,916	1,523,456
J.C. Penney Co., Inc.	28,151	656,200
Kohl’s Corp.	47,250	2,149,402

See Notes to Financial Statements.

20	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multiline Retail (concluded)
Macy’s, Inc.	80,578	$2,767,854
Nordstrom, Inc.	31,102	1,545,458
Sears Holdings Corp. (a)(b)	7,357	439,213
Target Corp.	129,219	7,519,254
		19,567,486
Office Electronics — 0.1%
Xerox Corp.	261,988	2,061,846
Oil, Gas & Consumable Fuels — 9.1%
Alpha Natural Resources, Inc. (a)	42,583	370,898
Anadarko Petroleum Corp.	97,271	6,439,340
Apache Corp.	76,091	6,687,638
Cabot Oil & Gas Corp.	40,775	1,606,535
Chesapeake Energy Corp.	128,882	2,397,205
Chevron Corp.	384,533	40,568,232
ConocoPhillips	246,798	13,791,072
CONSOL Energy, Inc.	44,188	1,336,245
Denbury Resources, Inc. (a)	75,943	1,147,499
Devon Energy Corp.	78,607	4,558,420
EOG Resources, Inc.	52,559	4,736,092
EQT Corp.	29,088	1,559,989
Exxon Mobil Corp. (d)	911,332	77,982,679
Hess Corp.	59,327	2,577,758
Kinder Morgan, Inc.	98,564	3,175,732
Marathon Oil Corp.	136,934	3,501,402
Marathon Petroleum Corp.	66,979	3,008,697
Murphy Oil Corp.	37,720	1,896,939
Newfield Exploration Co. (a)	26,372	772,963
Noble Energy, Inc.	34,665	2,940,285
Occidental Petroleum Corp.	158,000	13,551,660
Peabody Energy Corp.	52,974	1,298,922
Phillips 66 (a)	122,526	4,072,764
Pioneer Natural Resources Co.	23,980	2,115,276
QEP Resources, Inc.	34,400	1,030,968
Range Resources Corp.	31,517	1,949,957
Southwestern Energy Co. (a)	67,909	2,168,334
Spectra Energy Corp.	126,669	3,681,001
Sunoco, Inc.	20,791	987,573
Tesoro Corp. (a)	27,059	675,393
Valero Energy Corp.	107,985	2,607,838
The Williams Cos., Inc.	121,742	3,508,604
WPX Energy, Inc. (a)(b)	39,114	632,865
		219,336,775
Paper & Forest Products — 0.1%
International Paper Co.	85,031	2,458,246
MeadWestvaco Corp.	33,171	953,666
		3,411,912
Personal Products — 0.2%
Avon Products, Inc.	83,852	1,359,241
The Estée Lauder Cos., Inc., Class A	43,745	2,367,479
		3,726,720
Pharmaceuticals — 6.2%
Abbott Laboratories	306,467	19,757,927
Allergan, Inc.	59,866	5,541,796
Bristol-Myers Squibb Co.	328,949	11,825,717
Eli Lilly & Co.	198,633	8,523,342
Forest Laboratories, Inc. (a)	51,664	1,807,723
Hospira, Inc. (a)	32,058	1,121,389
Johnson & Johnson	534,999	36,144,532

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Merck & Co., Inc.	592,607	$24,741,342
Mylan, Inc. (a)	83,065	1,775,099
Perrigo Co.	18,153	2,140,783
Pfizer, Inc.	1,459,938	33,578,574
Watson Pharmaceuticals, Inc. (a)	24,743	1,830,735
		148,788,959
Professional Services — 0.1%
The Dun & Bradstreet Corp.	9,289	661,098
Equifax, Inc.	23,324	1,086,898
Robert Half International, Inc.	27,368	781,904
		2,529,900
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	76,891	5,375,450
Apartment Investment & Management Co., Class A	25,617	692,427
AvalonBay Communities, Inc.	18,523	2,620,634
Boston Properties, Inc.	29,144	3,158,335
Equity Residential	58,408	3,642,323
HCP, Inc. (b)	81,622	3,603,611
Health Care REIT, Inc.	41,577	2,423,939
Host Hotels & Resorts Inc.	139,663	2,209,469
Kimco Realty Corp.	79,189	1,506,967
Plum Creek Timber Co., Inc. (b)	31,408	1,246,898
ProLogis, Inc.	89,288	2,967,040
Public Storage	27,656	3,993,803
Simon Property Group, Inc.	59,208	9,216,317
Ventas, Inc. (b)	56,205	3,547,660
Vornado Realty Trust	36,006	3,023,784
Weyerhaeuser Co.	104,378	2,333,892
		51,562,549
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	63,816	1,044,030
Road & Rail — 0.9%
CSX Corp.	203,520	4,550,707
Norfolk Southern Corp.	63,812	4,579,787
Ryder System, Inc.	9,855	354,879
Union Pacific Corp.	92,986	11,094,160
		20,579,533
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc. (a)(b)	114,192	654,320
Altera Corp.	62,718	2,122,377
Analog Devices, Inc.	57,944	2,182,750
Applied Materials, Inc.	251,173	2,878,443
Broadcom Corp., Class A (a)	96,482	3,261,092
First Solar, Inc. (a)	11,097	167,121
Intel Corp.	980,008	26,117,213
KLA-Tencor Corp.	32,441	1,597,719
Lam Research Corp. (a)	39,348	1,484,994
Linear Technology Corp.	44,555	1,395,908
LSI Corp. (a)	110,262	702,369
Microchip Technology, Inc.	37,372	1,236,266
Micron Technology, Inc. (a)	192,200	1,212,782
NVIDIA Corp. (a)	120,457	1,664,716
Teradyne, Inc. (a)	36,815	517,619
Texas Instruments, Inc.	222,718	6,389,779
Xilinx, Inc.	51,563	1,730,970
		55,316,438

See Notes to Financial Statements.

	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	21

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 3.7%
Adobe Systems, Inc. (a)(b)	96,693	$3,129,952
Autodesk, Inc. (a)	44,630	1,561,604
BMC Software, Inc. (a)	30,851	1,316,721
CA, Inc.	69,857	1,892,426
Citrix Systems, Inc. (a)	36,103	3,030,486
Electronic Arts, Inc. (a)	60,046	741,568
Intuit, Inc.	57,371	3,404,969
Microsoft Corp.	1,456,527	44,555,161
Oracle Corp.	756,900	22,479,930
Red Hat, Inc. (a)	37,577	2,122,349
Salesforce.com, Inc. (a)(b)	26,851	3,712,419
Symantec Corp. (a)	141,911	2,073,320
		90,020,905
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,817	574,132
AutoNation, Inc. (a)(b)	8,715	307,465
AutoZone, Inc. (a)	5,252	1,928,377
Bed Bath & Beyond, Inc. (a)	45,621	2,819,378
Best Buy Co., Inc.	52,810	1,106,897
CarMax, Inc. (a)(b)	44,089	1,143,669
GameStop Corp., Class A	26,560	487,642
The Gap, Inc.	64,606	1,767,620
The Home Depot, Inc.	298,669	15,826,470
Limited Brands, Inc.	46,525	1,978,708
Lowe’s Cos., Inc.	230,118	6,544,556
O’Reilly Automotive, Inc. (a)(b)	24,770	2,074,983
Ross Stores, Inc.	43,589	2,723,005
Staples, Inc.	135,040	1,762,272
Tiffany & Co.	24,702	1,307,971
The TJX Cos., Inc.	144,916	6,221,244
Urban Outfitters, Inc. (a)	21,357	589,240
		49,163,629
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	55,979	3,273,652
Fossil, Inc. (a)	10,058	769,839
NIKE, Inc., Class B	71,414	6,268,721
Ralph Lauren Corp.	12,574	1,761,115
VF Corp.	16,998	2,268,383
		14,341,710
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	102,692	654,148
People’s United Financial, Inc.	69,905	811,597
		1,465,745
Tobacco — 2.0%
Altria Group, Inc.	397,139	13,721,152
Lorillard, Inc.	25,241	3,330,550
Philip Morris International, Inc.	332,560	29,019,186
Reynolds American, Inc.	65,010	2,916,999
		48,987,887
Trading Companies & Distributors — 0.2%
Fastenal Co.	57,444	2,315,567
W.W. Grainger, Inc.	11,866	2,269,254
		4,584,821

Common Stocks	Shares	Value
Wireless Telecommunication Services — 0.2%
Crown Castle International Corp. (a)	50,157	$2,942,210
MetroPCS Communications, Inc. (a)	57,063	345,231
Sprint Nextel Corp. (a)	583,211	1,901,268
		5,188,709
Total Long-Term Investments
(Cost — $1,775,469,723) — 99.1%		2,398,792,424

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(e)	27,770,278	27,770,278

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (c)(e)(f)	$28,731	28,730,814
Total Short-Term Securities
(Cost — $56,501,092) — 2.3%		56,501,092
Total Investments (Cost — $1,831,970,815*) — 101.4%		2,455,293,516
Liabilities in Excess of Other Assets — (1.4)%		(33,863,301)
Net Assets — 100.0%		$2,421,430,215

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,446,803,099
Gross unrealized appreciation	$1,134,248,230
Gross unrealized depreciation	(125,757,813)
Net unrealized appreciation	$1,008,490,417

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

22	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Schedule of Investments (concluded)	Master S&P 500 Index Series

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at December 31, 2011	Beneficial Interest/ Shares Purchased		Beneficial Interest/ Shares Sold	Beneficial Interest/ Shares Held at June 30, 2012	Value at June 30, 2012	Realized Gain (Loss)	Income
BlackRock, Inc.	$19,881	5,591		(588)	$24,884	$4,225,801	$(2,225)	$66,950
BlackRock Liquidity Funds, TempFund, Institutional Class	20,822,036	6,948,242	[1]	—	27,770,278	$27,770,278	—	$23,896
BlackRock Liquidity Series, LLC Money Market Series	21,533,097	$7,197,717	[1]	—	28,730,814	$28,730,814	—	$104,271
The PNC Financial Services Group, Inc.	104,451	1,709		(3,191)	102,969	$6,292,436	$14,204	$77,607

[1]	Represents net shares/net beneficial interest purchased/sold.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of June 30,2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
435	S&P 500 E-mini	Chicago Mercantile	September 2012	$29,501,700	$1,231,156

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,398,792,424	—	—	$2,398,792,424
Short-Term Securities	27,770,278	$28,730,814	—	56,501,092
Total	$2,426,562,702	$28,730,814	—	$2,455,293,516

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$1,231,156	—	—	$1,231,156

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$213,698	—	—	$213,698
Liabilities:
Collateral on securities loaned at value	—	$(28,730,814)	—	(28,730,814)
Total	$213,698	$(28,730,814)	—	$(28,517,116)

There were no transfers between levels during the period ended June 30, 2012.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	23

Statement of Assets and Liabilities	Master S&P 500 Index Series

June 30, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $28,721,758, cost — $1,766,273,607)	$2,388,274,187
Investments at value — affiliated (cost — $65,697,208)	67,019,329
Cash	213,698
Dividends receivable	3,111,392
Investments sold receivable	2,134,777
Variation margin receivable	763,138
Securities lending income receivable — affiliated	48,010
Prepaid expenses	30,391
Total assets	2,461,594,922

Liabilities
Collateral on securities loaned at value	28,730,814
Investments purchased payable	3,869,829
Other affiliates payable	11,563
Investment advisory fees payable	8,156
Withdrawals payable to investors	7,486,051
Other accrued expenses payable	58,294
Total liabilities	40,164,707
Net Assets	$2,421,430,215

Net Assets Consist of
Investors’ capital	$1,796,876,359
Net unrealized appreciation/depreciation	624,553,856
Net Assets	$2,421,430,215

See Notes to Financial Statements.

24	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Statement of Operations	Master S&P 500 Index Series

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$25,180,224
Dividends — affiliated	168,453
Securities lending — affiliated	104,271
Foreign taxes withheld	(33,992)
Total income	25,418,956

Expenses
Investment advisory	120,742
Accounting services	190,234
Custodian	68,357
Professional	53,596
Directors	30,167
Printing	15,023
Registration	10,179
Miscellaneous	14,177
Total expenses	502,475
Less fees waived by advisor	(72,024)
Total expenses after fees waived	430,451
Net investment income	24,988,505

Realized and Unrealized Gain
Net realized gain from:
Investments — unaffiliated	7,393,969
Investments — affiliated	11,979
Financial futures contracts	1,370,041
8,775,989
Net change in unrealized appreciation/depreciation on:
Investments	182,213,749
Financial futures contracts	1,275,877
183,489,626
Total realized and unrealized gain	192,265,615
Net Increase in Net Assets Resulting from Operations	$217,254,120

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	25

Statements of Changes in Net Assets	Master S&P 500 Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$24,988,505	$48,668,634
Net realized gain (loss)	8,775,989	(4,743,580)
Net change in unrealized appreciation/depreciation	183,489,626	9,221,993
Net increase in net assets resulting from operations	217,254,120	53,147,047

Capital Transactions
Proceeds from contributions	421,234,120	758,612,964
Value of withdrawals	(498,124,603)	(894,677,279)
Net decrease in net assets derived from capital transactions	(76,890,483)	(136,064,315)

Net Assets
Total increase (decrease) in net assets	140,363,637	(82,917,268)
Beginning of period	2,281,066,578	2,363,983,846
End of period	$2,421,430,215	$2,281,066,578

See Notes to Financial Statements.

26	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Financial Highlights	Master S&P 500 Index Series

	Six Months Ended June 30, 2012 (Unaudited)

		Year Ended December 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total investment return	9.44%[1]	2.06%	15.11%	26.61%	(36.92)%	5.56%

Ratios to Average Net Assets
Total expenses	0.04%[2]	0.04%	0.04%	0.05%	0.04%	0.04%
Total expenses after fees waived and paid indirectly	0.04%[2]	0.03%	0.04%	0.04%	0.04%	0.03%
Net investment income	2.08%[2]	2.06%	2.03%	2.32%	2.31%	1.95%

Supplemental Data
Net assets, end of period (000)	$2,421,430	$2,281,067	$2,363,984	$2,278,659	$1,953,848	$3,721,171
Portfolio turnover	2%	6%	5%	7%	8%	4%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	27

Notes to Financial Statements (Unaudited)	Master S&P 500 Index Series

1. Organization and Significant Accounting Policies:

Master S&P 500 Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reorganization: On May 16, 2012, the Board approved a plan of reorganization whereby S&P 500 Stock Master Portfolio, a series of Master Investment Portfolio, will acquire substantially all of the assets and assume certain stated liabilities of the Series. The reorganization is subject to shareholder approval by the shareholders of the feeder funds that invest their assets in the Series and certain other conditions. If approved, the reorganization is expected to close in the fourth quarter of 2012.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

28	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (continued)	Master S&P 500 Index Series

Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	29

Notes to Financial Statements (continued)	Master S&P 500 Index Series

Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Value of Derivative Financial Instruments as of June 30, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/ depreciation[1]	$1,231,156

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended June 30, 2012
Net Realized Gain From
Equity contracts:
Financial futures contracts	$1,370,041

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$1,275,877

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	493
Average notional value of contracts purchased	$34,079,930

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager contractually agreed to waive its investment advisory fee by 0.005% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver prior to May 1, 2013 unless approved by the Board, including a majority of the Independent Directors. For the six months ended June 30, 2012, the Manager waived $60,371, which is included in fees waived by advisor in the Statement of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Statement of Operations. For the six months ended June 30, 2012, the amount waived was $11,653.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2012, the Series reimbursed the Manager $12,043 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating

30	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (concluded)	Master S&P 500 Index Series

to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series is shown as securities lending —affiliated in the Statement of Operations. For the six months ended June 30, 2012, BIM received $40,467 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2012, were $51,186,757 and $103,395,723, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counter-party credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series’ through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	31

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15–16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master S&P 500 Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock S&P 500 Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three-an five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

32	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15–16, 2012 Board meeting.

At an in-person meeting held on May 15–16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates provide the Master Portfolio and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In particular, BlackRock and its affiliates provide the Master Portfolio and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	33

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance, as agreed upon by the Board, was within tolerance of its benchmark index during the one-year period reported. Also, the Fund’s gross performance exceeded its benchmark index during the three- and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of the Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the Fund’s relative performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

34	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that the Master Portfolio’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that although the Master Portfolio’s/Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Fund’s Peers, the contractual management fee ratio was in the third quartile. The Board also noted that BlackRock has voluntarily agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable. The Board also noted that BlackRock has contractually agreed to waive one-half of the advisory fee currently paid by the Master Portfolio.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	35

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director[1]
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer
Benjamin Archibald, Secretary[2]

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Corporation/Master LLC.

[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Corporation/Master LLC and Benjamin Archibald became Secretary of the Corporation/Master LLC.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

36	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	37

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds
BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK S&P 500 INDEX FUND	JUNE 30, 2012	39

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index-4-6/12-SAR

June 30, 2012

Semi-Annual Report (Unaudited)

BlackRock Small Cap Index Fund | of BlackRock Index Funds, Inc.

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Dear Shareholder

One year ago, risk assets were in a broad retreat as sovereign debt problems loomed over Europe and confidence in both the US and global economic recoveries was waning. Last summer’s prolonged debt ceiling debate in Washington, DC ended with Standard & Poor’s historic downgrade of US government debt, an event that triggered financial-market turmoil all over the world. Extraordinary levels of volatility persisted in the months that followed as the debt situation in Europe intensified. Macro-level news drove asset prices broadly up and down in lockstep, in a “risk on” — “risk off” trading pattern. Equity markets crumbled while safe-haven assets such as US Treasuries and gold rallied to historic highs by the end of the third quarter of 2011.

By October, however, improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis drew investors back to the markets. Improving sentiment carried over into early 2012 as investors saw some relief from the world’s financial woes. Risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012 while climbing Treasury yields pressured higher-quality fixed income assets.

However, risk assets reversed course in the spring when Europe’s debt problems boiled over once again. Markets became highly volatile as political instability in Greece threatened the country’s membership in the euro zone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to sentiment. Risk assets sold off through April and May as investors ran back to safe havens including US, German and UK government debt as well as gold. As the period drew to a close, risk assets were beginning to rebound modestly as European leaders stepped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic.

All asset classes posted gains for the 6-month period ended June 30, 2012, with US stocks delivering the largest returns. On a 12-month basis, US large-cap stocks generated positive results; however, small-cap stocks finished in negative territory and international and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Among fixed income asset classes, safe-haven US Treasury bonds and municipal bonds outperformed corporate credits for the 12-month period. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“We know that investors continue to face a world of uncertainty and highly volatile markets, but we also believe these challenging times present many opportunities.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	9.49%	5.45%
US small cap equities (Russell 2000® Index)	8.53	(2.08)
International equities (MSCI Europe, Australasia, Far East Index)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(15.95)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.05
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	3.44	17.36
US investment grade bonds (Barclays US Aggregate Bond Index)	2.37	7.47
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.14	10.16
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.23	7.21

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2012	BlackRock Small Cap Index Fund

Investment Objective

BlackRock Small Cap Index Fund’s (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), investment objective is to match the performance of the Russell 2000® Index (the “Russell 2000®”) as closely as possible before the deduction of Fund expenses.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2012, the Fund’s Institutional and Investor A Shares both returned 8.43% and the Class K Shares returned 8.60% while the benchmark Russell 2000® Index returned 8.53%. The Russell 2000® Index is a market-weighted index comprised of approximately 2,000 common stocks issued by small-capitalization US companies in a range of businesses.

•

Returns for the Fund’s respective share classes differ from the benchmark index based on individual share-class expenses. The Fund invests all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC.

Describe the market environment.

•

Following a highly volatile 2011, financial markets began the year with relative calm as the debt situation in Europe stabilized and global liquidity conditions returned to normal, due mainly to the European Central Bank’s long-term refinancing operations. US economic indicators were positive, with particularly encouraging reports from the labor market, and the outlook for the global economy brightened. As the investment environment improved and corporate earnings continued to be strong, US equities moved boldly higher through the first two months of 2012.

•

The rally softened in March when the tone of global news flow darkened. Investors reverted to risk averse mode and heightened volatility returned to the markets as Europe’s debt problems boiled over once again. Political instability in Greece caused anxiety about whether the country would continue its membership in the euro zone. In Spain, political leaders faced severe deficit and policymaking issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian sovereign debt rose to levels deemed unsustainable. Stock markets around the world saw increased volatility as investors reacted to news from Europe where leaders conferred and debated vehemently over the need for fiscal integration among the 17 euro-zone nations.

•

Alongside the drama in Europe, investors became discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key power house for global growth, was of particular concern. Chinese manufacturing and exports suffered due to weakening demand from larger, developed countries as consumers became more cautious in the mire of the financial situation in Europe. Many European countries fell into recession. In the United States, disappointing jobs reports in the second quarter dealt a crushing blow to sentiment for the US economy after the labor market had been a bright spot earlier in the year.

•

The resurgence of concerns about global growth and Europe’s debt problems drove equity prices down through April and May. In June, US stocks began a modest rebound as European leaders ramped up their efforts to move toward fiscal unity and investors anticipated additional stimulus from central banks on both sides of the Atlantic. The US economy remained strong relative to other parts of the world and, year-to-date, US stocks generally outperformed international equity markets, which experienced higher levels of volatility amid global uncertainty.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Russell 2000® Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Series remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Series’ Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to an index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Series’ Notes to Financial Statements.

4	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in the Series. The Series may invest in a statistically selected sample of the stocks included in the Russell 2000® Index and other types of financial instruments linked to the Russell 2000® Index.

[3]	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

Performance Summary for the Period Ended June 30, 2012

	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	5 Years	10 Years
Institutional	8.43%	(2.28)%	0.22%	6.57%
Investor A	8.43	(2.40)	(0.02)	6.31
Class K5	8.60	(2.09)	0.30	6.64
Russell 2000® Index	8.53	(2.08)	0.54	7.00

[4]	Average annual total returns reflect reductions for service fees, if any. See “About Fund Performance” on page 6 for a detailed description of share classes, including related fees, if any.

[5]	Class K commenced operations on March 31, 2011. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[6]	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,084.30	$1.55	$1,000.00	$1,023.36	$1.51	0.30%
Investor A	$1,000.00	$1,084.30	$2.85	$1,000.00	$1,022.16	$2.77	0.55%
Class K	$1,000.00	$1,086.00	$1.30	$1,000.00	$1,023.56	$1.26	0.25%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests significantly in the Series, the expense example reflects the expenses of both the Fund and the Series in which it invests. Expenses are net of waiver.

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Class K Shares’ performance results are those of Institutional Shares restated to reflect Class K Shares’ fees.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived and/or reimbursed a portion of the Fund’s fee expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including exchange fees; and (b) operating expenses, including administration fees, service fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on January 1, 2012 and held through June 30, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Statement of Assets and Liabilities	BlackRock Small Cap Index Fund

June 30, 2012 (Unaudited)
Assets
Investments at value — Master Small Cap Index Series (the “Series”) (cost — $69,321,381)	$85,504,414
Withdrawals receivable from the Series	14,877
Capital shares sold receivable	267,620
Receivable from administrator	30,363
Total assets	85,817,274

Liabilities
Capital shares redeemed payable	282,497
Administration fees payable	25,541
Service fees payable	8,527
Officer’s fees payable	15
Other accrued expenses payable	64,181
Total liabilities	380,761
Net Assets	$85,436,513

Net Assets Consist of
Paid-in capital	$83,801,246
Undistributed net investment income	494,317
Accumulated net realized loss allocated from the Series	(15,042,083)
Net unrealized appreciation/depreciation allocated from the Series	16,183,033
Net Assets	$85,436,513

Net Asset Value
Institutional — Based on net assets of $41,482,554 and 3,323,273 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.48
Investor A — Based on net assets of $43,900,251 and 3,517,560 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.48
Class K — Based on net assets of $53,708 and 4,297 shares outstanding, 125 million shares authorized, $0.0001 par value	$12.50

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	7

Statement of Operations	BlackRock Small Cap Index Fund

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Net investment income allocated from the Series:
Dividends — unaffiliated	$645,284
Foreign taxes withheld	(903)
Securities lending — affiliated	67,736
Dividends — affiliated	4,402
Expenses	(48,142)
Fees waived	11,372
Total income	679,749

Expenses
Administration	131,955
Service — Investor A	56,329
Transfer agent — Institutional	16,818
Transfer agent — Investor A	16,784
Transfer agent — Class K	15
Printing	47,358
Professional	21,458
Registration	17,438
Officer	15
Miscellaneous	1,099
Total expenses	309,269
Less fees waived by administrator	(141,884)
Less transfer agent fees waived and/or reimbursed — class specific	(11,272)
Total expenses after fees waived and/or reimbursed	156,113
Net investment income	523,636

Realized and Unrealized Gain Allocated from the Series
Net realized gain from investments, financial futures contracts and foreign currency transactions	508,882
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	7,457,253
Total realized and unrealized gain	7,966,135
Net Increase in Net Assets Resulting from Operations	$8,489,771

See Notes to Financial Statements.

8	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Statements of Changes in Net Assets	BlackRock Small Cap Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$523,636	$1,269,149
Net realized gain	508,882	9,515,016
Net change in unrealized appreciation/depreciation	7,457,253	(17,093,077)
Net increase (decrease) in net assets resulting from operations	8,489,771	(6,308,912)

Dividends to Shareholders From
Net investment income:
Institutional	—	(898,403)
Investor A	—	(451,389)
Class K	—	(285)
Decrease in net assets resulting from dividends to shareholders	—	(1,350,077)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(18,166,757)	(15,925,751)

Redemption Fee
Redemption fee	—	2,818

Net Assets
Total decrease in net assets	(9,676,986)	(23,581,922)
Beginning of period	95,113,499	118,695,421
End of period	$85,436,513	$95,113,499
Undistributed (distributions in excess of) net investment income	$494,317	$(29,319)

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	9

Financial Highlights	BlackRock Small Cap Index Fund

	Institutional
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31,

		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$12.21	$9.70	$7.71	$13.79	$15.48
Net investment income[1]	0.07	0.14	0.08	0.07	0.14	0.20
Net realized and unrealized gain (loss)	0.90	(0.69)[2]	2.51 [2]	1.98 [2]	(4.86)[2]	(0.50)[2]
Net increase (decrease) from investment operations	0.97	(0.55)	2.59	2.05	(4.72)	(0.30)
Dividends and distributions from:
Net investment income	—	(0.15)	(0.08)	(0.06)	(0.15)	(0.20)
Net realized gain	—	—	—	—	(1.09)	(1.19)
Tax return of capital	—	—	—	—	(0.12)	—
Total dividends and distributions	—	(0.15)	(0.08)	(0.06)	(1.36)	(1.39)
Net asset value, end of period	$12.48	$11.51	$12.21	$9.70	$7.71	$13.79

Total Investment Return[3]
Based on net asset value	8.43%[4]	(4.49)%	26.77%	26.67%	(34.01)%	(1.91)%

Ratios to Average Net Assets[5]
Total expenses	0.63%[6,7]	0.61%[6]	0.57%	0.56%	0.53%	0.48%
Total expenses after fees waived and/or reimbursed	0.30%[6,7]	0.30%[6]	0.52%	0.56%	0.52%	0.48%
Net investment income	1.27%[6,7]	1.14%[6]	0.80%	0.85%	1.19%	1.23%

Supplemental Data
Net assets, end of period (000)	$41,483	$49,829	$71,443	$55,744	$46,285	$66,085
Portfolio turnover of the Series	39%	31%	42%	43%	42%	26%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Financial Highlights (continued)	BlackRock Small Cap Index Fund

	Investor A
	Six Months Ended June 30, 2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$12.21	$9.71	$7.72	$13.79	$15.47
Net investment income[1]	0.06	0.11	0.06	0.05	0.11	0.15
Net realized and unrealized gain (loss)	0.91	(0.70)[2]	2.50 [2]	1.98 [2]	(4.85)[2]	(0.48)[2]
Net increase (decrease) from investment operations	0.97	(0.59)	2.56	2.03	(4.74)	(0.33)
Dividends and distributions from:
Net investment income	—	(0.11)	(0.06)	(0.04)	(0.12)	(0.16)
Net realized gain	—	—	—	—	(1.09)	(1.19)
Tax return of capital	—	—	—	—	(0.12)	—
Total dividends and distributions	—	(0.11)	(0.06)	(0.04)	(1.33)	(1.35)
Net asset value, end of period	$12.48	$11.51	$12.21	$9.71	$7.72	$13.79

Total Investment Return[3]
Based on net asset value	8.43%[4]	(4.76)%	26.35%	26.36%	(34.19)%	(2.12)%

Ratios to Average Net Assets[5]
Total expenses	0.88%[6,7]	0.88%[6]	0.80%	0.82%	0.80%	0.73%
Total expenses after fees waived and/or reimbursed	0.55%[6,7]	0.55%[6]	0.78%	0.82%	0.79%	0.73%
Net investment income	1.02%[6,7]	0.88%[6]	0.53%	0.59%	0.91%	0.98%

Supplemental Data
Net assets, end of period (000)	$43,900	$45,263	$47,252	$38,340	$29,787	$47,605
Portfolio turnover of the Series	39%	31%	42%	43%	42%	26%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	11

Financial Highlights (concluded)	BlackRock Small Cap Index Fund

	Class K
	Six Months Ended June 30, 2012 (Unaudited)	Period March 31, 2011[1] to December 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$13.17
Net investment income[2]	0.09	0.11
Net realized and unrealized gain (loss)	0.90	(1.62)
Net increase (decrease) from investment operations	0.99	(1.51)
Dividends from net investment income	—	(0.15)
Net asset value, end of period	$12.50	$11.51

Total Investment Return[3]
Based on net asset value[4]	8.60%	(11.42)%

Ratios to Average Net Assets[5]
Total expenses[6,7]	0.67%	0.68%
Total expenses after fees waived and/or reimbursed[6,7]	0.25%	0.25%
Net investment income[6,7]	1.43%	1.28%

Supplemental Data
Net assets, end of period (000)	$54	$22
Portfolio turnover of the Series	39%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Series’ allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Series’ allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (Unaudited)	BlackRock Small Cap Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The percentage of the Series owned by the Fund at June 30, 2012 was 20%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold without a front-end sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Series at fair value based on the Fund’s proportionate interest in the net assets of the Series. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Corporation, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.29% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses in order to limit total annual Fund operating expenses as a percentage of average daily net assets to 0.30% for Institutional Shares, 0.55% for Investor A Shares and 0.25% for Class K Shares until May 1, 2013. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board of Directors, including a majority of the Independent Directors.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	13

Notes to Financial Statements (continued)	BlackRock Small Cap Index Fund

As a result of these agreements, the Administrator waived and/or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

Institutional	$5,895
Investor A	$5,362
Class K	$15

In addition, the Administrator waived $141,884, which is shown as fees waived by administrator in the Statement of Operations.

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing services to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2012, the Fund paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations:

Investor A	$160

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2012, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$370
Investor A	$1,166

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of December 31, 2011, the Fund had a capital loss carryforward available to offset future realized capital gains of $13,583,281, all of which is due to expire December 31, 2017.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,171,514	$14,750,991	2,230,820	$27,256,806
Shares issued to shareholders in reinvestment of dividends	—	—	74,998	854,792
Shares redeemed	(2,179,029)	(27,607,142)	(3,827,916)	(45,027,943)
Net decrease	(1,007,515)	$(12,856,151)	(1,522,098)	$(16,916,345)

Investor A
Shares sold	390,011	$4,810,418	920,917	$11,298,590
Shares issued to shareholders in reinvestment of dividends	—	—	37,402	414,562
Shares redeemed	(805,761)	(10,149,388)	(895,970)	(10,747,558)
Net increase (decrease)	(415,750)	$(5,338,970)	62,349	$965,594

14	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (concluded)	BlackRock Small Cap Index Fund

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class K
Shares sold	2,399	$28,364	1,898[1]	$25,000	[1]
Shares redeemed	—	—	—	—
Net increase	2,399	$28,364	1,898	$25,000
Total Net Decrease	(1,420,866)	$(18,166,757)	(1,457,851)	$(15,925,751)

[1]	For the period March 31, 2011 (commencement of operations) to December 31, 2011.

Prior to April 1, 2011, there was a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees were collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees were recorded as a credit to paid-in-capital. Effective April 1, 2011, the redemption fee was terminated and is no longer charged by the Fund.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	15

Series Portfolio Information	Master Small Cap Index Series

As of June 30, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Pharmacyclics, Inc.	0.3%
Cepheid, Inc.	0.3
HMS Holdings Corp.	0.3
Questcor Pharmaceuticals, Inc.	0.3
Vivus, Inc.	0.3
athenahealth, Inc.	0.3
Woodward, Inc.	0.2
United Natural Foods, Inc.	0.2
Dril-Quip, Inc.	0.2
Hexcel Corp.	0.2

Sector Allocations	Percent of Long-Term Investments
Energy	19%
Information Technology	17
Industrials	15
Consumer Discretionary	14
Health Care	13
Financials	9
Materials	5
Consumer Staples	4
Utilities	3
Telecommunication Services	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

14	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	9,611	$336,385
Constant Contact, Inc. (a)	11,041	197,413
Digital Domain Media Group, Inc. (a)(b)	3,914	24,502
Digital Generation, Inc. (a)	9,982	123,477
Harte-Hanks, Inc.	16,183	147,913
Marchex, Inc., Class B	8,461	30,544
MDC Partners, Inc., Class A	9,304	105,507
National CineMedia, Inc.	20,350	308,710
QuinStreet, Inc. (a)(b)	11,920	110,379
ReachLocal, Inc. (a)	3,732	41,052
Travelzoo, Inc. (a)	2,616	59,436
Valassis Communications, Inc. (a)(b)	15,548	338,169
ValueClick, Inc. (a)	29,362	481,243
Viad Corp.	7,369	147,380
		2,452,110
Aerospace — 1.3%
AAR Corp.	14,628	197,186
AeroVironment, Inc. (a)(b)	6,282	165,279
API Technologies Corp. (a)	11,670	42,946
Astronics Corp. (a)	3,820	107,877
Ceradyne, Inc.	8,816	226,130
CPI Aerostructures, Inc. (a)	2,027	22,297
Cubic Corp.	5,781	277,951
Curtiss-Wright Corp.	17,037	528,999
Esterline Technologies Corp. (a)	11,135	694,267
GenCorp, Inc. (a)(b)	21,687	141,182
Heico Corp.	19,138	756,334
Kaman Corp., Class A	9,581	296,436
Kratos Defense & Security Solutions, Inc. (a)	14,564	85,054
LMI Aerospace, Inc. (a)	3,269	56,815
Moog, Inc., Class A (a)	16,432	679,463
Orbital Sciences Corp. (a)(b)	21,399	276,475
SIFCO Industries, Inc.	896	20,590
Teledyne Technologies, Inc. (a)	13,355	823,336
		5,398,617
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,268	38,725
The Andersons, Inc.	6,756	288,211
Cadiz, Inc. (a)	4,686	33,786
Cal-Maine Foods, Inc.	5,254	205,431
Calavo Growers, Inc.	4,326	110,659
Fresh Del Monte Produce, Inc.	13,833	324,661
Limoneira Co.	2,964	48,076
Pilgrims Pride Corp. (a)	22,090	157,943
Sanderson Farms, Inc.	8,342	382,230
Seaboard Corp. (a)	111	236,761
		1,826,483
Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	19,325	100,490
Alaska Air Group, Inc. (a)	25,843	927,764
Allegiant Travel Co. (a)	5,443	379,268
Atlas Air Worldwide Holdings, Inc. (a)(b)	9,596	417,522
Bristow Group, Inc.	12,989	528,263
Hawaiian Holdings, Inc. (a)(b)	18,595	121,053
JetBlue Airways Corp. (a)	84,984	450,415
PHI, Inc. (a)	4,731	131,569
Republic Airways Holdings, Inc. (a)	17,614	97,758

Common Stocks	Shares	Value
Air Transport (concluded)
SkyWest, Inc.	18,526	$120,975
Spirit Airlines, Inc. (a)	15,168	295,169
US Airways Group, Inc. (a)	59,000	786,470
		4,356,716
Alternative Energy — 0.1%
Ameresco, Inc., Class A (a)(b)	7,286	86,922
Amyris, Inc. (a)(b)	10,975	48,619
EnerNOC, Inc. (a)	8,784	63,596
Gevo, Inc. (a)	7,653	38,035
Green Plains Renewable Energy, Inc. (a)	9,012	56,235
Rex American Resources Corp. (a)	2,105	41,090
Solazyme, Inc. (a)(b)	11,962	166,272
		500,769
Aluminum — 0.1%
Century Aluminum Co. (a)	18,728	137,276
Kaiser Aluminum Corp.	6,996	362,673
Noranda Aluminum Holding Corp.	12,125	96,515
		596,464
Asset Management & Custodian — 1.0%
Apollo Investment Corp.	73,801	566,792
Arlington Asset Investment Corp.	3,045	66,107
Artio Global Investors, Inc.	11,319	39,616
Calamos Asset Management, Inc., Class A	7,024	80,425
Capital Southwest Corp.	1,077	110,759
CIFC Corp. (a)	2,391	17,622
Cohen & Steers, Inc.	6,723	232,011
Cowen Group, Inc., Class A (a)	31,730	84,402
Diamond Hill Investments Group, Inc.	975	76,333
Epoch Holding Corp.	5,819	132,557
Fifth Street Finance Corp.	30,024	299,639
Financial Engines, Inc. (a)	16,829	360,982
GAMCO Investors, Inc., Class A	2,341	103,917
Golub Capital BDC, Inc.	5,187	78,272
GSV Capital Corp. (a)	7,034	65,416
Harris & Harris Group, Inc. (a)(b)	11,222	42,644
Horizon Technology Finance Corp.	2,235	36,855
JMP Group, Inc.	5,900	36,462
KCAP Financial, Inc.	7,965	57,826
Manning & Napier, Inc.	4,960	70,581
MCG Capital Corp.	28,042	128,993
Medley Capital Corp.	6,259	75,358
MVC Capital, Inc.	8,725	112,989
National Financial Partners Corp. (a)	14,810	198,454
New Mountain Finance Corp.	3,094	43,904
NGP Capital Resources Co.	8,005	56,675
Oppenheimer Holdings, Inc.	3,687	57,960
Pzena Investment Management, Inc., Class A	3,623	16,050
Resource America, Inc., Class A	4,424	28,225
Solar Capital Ltd.	13,334	296,815
Solar Senior Capital Ltd.	3,424	57,865
TCP Capital Corp.	2,079	30,062
THL Credit, Inc.	4,344	58,514
TICC Capital Corp.	13,792	133,782
Virtus Investment Partners, Inc. (a)	2,208	178,848
Westwood Holdings Group, Inc.	2,414	89,946
WisdomTree Investments, Inc. (a)	21,294	139,901
		4,263,559

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Parts — 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	24,220	$254,068
Amerigon, Inc. (a)	10,721	123,185
Dana Holding Corp.	53,668	687,487
Dorman Products, Inc. (a)	8,899	223,276
Exide Technologies (a)	28,214	94,799
Federal-Mogul Corp., Class A (a)	6,679	73,469
Fuel Systems Solutions, Inc. (a)	5,348	89,258
Meritor, Inc. (a)	35,008	182,742
Standard Motor Products, Inc.	7,224	101,714
Stoneridge, Inc. (a)	10,283	70,027
Superior Industries International, Inc.	8,371	137,033
Tenneco, Inc. (a)(b)	22,049	591,354
Tower International, Inc. (a)	2,074	21,777
U.S. Auto Parts Network, Inc. (a)	5,484	22,923
		2,673,112
Auto Services — 0.1%
Cooper Tire & Rubber Co.	22,640	397,106
Back Office Support, HR & Consulting — 2.0%
The Advisory Board Co. (a)(b)	12,471	618,437
Angie’s List, Inc. (a)	12,967	205,397
Barrett Business Services, Inc.	2,533	53,548
CBIZ, Inc. (a)	13,632	80,974
CDI Corp.	4,993	81,885
Convergys Corp. (a)	42,391	626,115
Corporate Executive Board Co.	12,176	497,755
CoStar Group, Inc. (a)(b)	9,659	784,311
CRA International, Inc. (a)	3,725	54,720
Dice Holdings, Inc. (a)(b)	16,612	155,987
ExlService Holdings, Inc. (a)	8,482	208,996
Forrester Research, Inc.	5,115	173,194
FTI Consulting, Inc. (a)	15,237	438,064
GP Strategies Corp. (a)	5,422	100,144
The Hackett Group, Inc. (a)	8,937	49,779
Heidrick & Struggles International, Inc.	6,537	114,397
Hudson Global, Inc. (a)	12,290	51,249
Huron Consulting Group, Inc. (a)(b)	8,318	263,265
ICF International, Inc. (a)(b)	7,219	172,101
Innodata Corp. (a)	8,073	55,219
Insperity, Inc.	8,266	223,595
Kelly Services, Inc., Class A	9,717	125,446
Kforce, Inc. (a)	10,444	140,576
Korn/Ferry International (a)	17,365	249,188
Liquidity Services, Inc. (a)	8,569	438,647
MAXIMUS, Inc.	12,333	638,233
Monster Worldwide, Inc. (a)	44,056	374,476
Navigant Consulting, Inc. (a)(b)	18,825	237,948
On Assignment, Inc. (a)(b)	15,632	249,487
PDI, Inc. (a)	3,589	29,573
PRGX Global, Inc. (a)	7,584	60,293
Resources Connection, Inc.	15,414	189,592
RPX Corp. (a)	7,660	109,921
ServiceSource International, Inc. (a)	18,036	249,799
SYKES Enterprises, Inc. (a)	14,185	226,393
TeleTech Holdings, Inc. (a)(b)	8,344	133,504
TrueBlue, Inc. (a)(b)	14,687	227,355
WageWorks, Inc. (a)	2,342	35,271
		8,724,834

Common Stocks	Shares	Value
Banks: Diversified — 6.5%
1st Source Corp.	5,438	$122,899
1st United Bancorp, Inc. (a)	10,895	67,658
Access National Corp.	2,737	35,855
Alliance Financial Corp.	1,747	59,992
American National BankShares, Inc.	2,871	67,641
Ameris Bancorp (a)	8,706	109,696
Ames National Corp.	3,005	69,085
Arrow Financial Corp.	3,782	91,411
Bancfirst Corp.	2,388	100,081
Banco Latinoamericana De Comercio Exterior SA	10,329	221,350
The Bancorp, Inc. (a)	10,485	99,083
BancorpSouth, Inc.	34,400	499,488
Bank of Kentucky Financial Corp.	2,194	58,448
Bank of Marin Bancorp	1,988	73,576
Bank of the Ozarks, Inc.	10,680	321,254
Banner Corp.	6,655	145,811
Bar Harbor Bankshares	1,404	50,544
BBCN Bancorp, Inc. (a)	28,457	309,897
Berkshire Bancorp, Inc. (a)	1,560	13,728
Boston Private Financial Holdings, Inc.	28,521	254,693
Bridge Bancorp, Inc.	3,153	74,379
Bridge Capital Holdings (a)	3,450	55,718
Bryn Mawr Bank Corp.	4,243	89,400
C&F Financial Corp.	1,178	47,308
Camden National Corp.	2,846	104,221
Cape Bancorp, Inc. (a)	4,025	33,448
Capital Bank Corp. (a)	5,761	13,135
Capital City Bank Group, Inc.	4,185	30,843
Cardinal Financial Corp.	10,686	131,224
Cascade Bancorp (a)	2,186	12,963
Cathay General Bancorp	28,683	473,556
Center Bancorp, Inc.	4,487	50,479
Centerstate Banks, Inc.	11,094	79,322
Central Pacific Financial Corp. (a)	7,877	111,223
Century Bancorp, Inc., Class A	1,261	37,490
Chemical Financial Corp.	10,089	216,913
Citizens & Northern Corp.	4,522	86,144
Citizens Republic Bancorp, Inc. (a)	14,600	250,098
City Holding Co.	5,412	182,330
CNB Financial Corp.	4,621	75,369
CoBiz Financial, Inc.	12,874	80,591
Columbia Banking System, Inc.	14,488	272,664
Community Bank System, Inc.	14,407	390,718
Community Trust Bancorp, Inc.	5,149	172,440
Crescent Financial Bancshares, Inc. (a)	1,093	4,940
CVB Financial Corp.	32,191	375,025
Eagle Bancorp, Inc. (a)	6,185	97,414
Encore Bancshares, Inc. (a)	3,436	70,885
Enterprise Bancorp, Inc.	2,216	36,320
Enterprise Financial Services Corp.	6,480	71,021
EverBank Financial Corp. (a)	8,167	88,775
Farmers National Banc Corp.	6,826	42,526
Fidelity Southern Corp.	3,447	29,782
Financial Institutions, Inc.	5,130	86,594
First Bancorp, Inc.	3,295	56,015
First Bancorp, North Carolina	5,674	50,442
First Bancorp, Puerto Rico (a)	25,650	101,574
First Busey Corp.	27,305	131,883
First Commonwealth Financial Corp.	38,412	258,513
First Community Bancshares, Inc.	5,744	82,886
First Connecticut Bancorp, Inc.	6,562	88,587

See Notes to Financial Statements.

18	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
First Financial Bancorp	21,402	$342,004
First Financial Bankshares, Inc.	11,509	397,751
First Financial Corp.	4,114	119,306
First Interstate Bancsystem, Inc.	5,962	84,899
First Merchants Corp.	10,459	130,319
First Midwest Bancorp, Inc.	27,292	299,666
The First of Long Island Corp.	2,857	82,767
FirstMerit Corp.	40,008	660,932
FNB Corp.	50,924	553,544
FNB United Corp. (a)	3,661	47,556
German American Bancorp, Inc.	4,685	96,043
Glacier Bancorp, Inc.	26,248	406,582
Greene County Bancshares, Inc. (a)	4,663	7,741
Guaranty Bancorp (a)	27,981	59,040
Hancock Holding Co.	27,796	846,110
Hanmi Financial Corp. (a)	11,486	120,373
Heartland Financial USA, Inc.	5,331	127,944
Heritage Commerce Corp. (a)	7,558	49,127
Heritage Oaks Bancorp (a)	7,342	40,895
Home Bancshares, Inc.	8,097	247,606
Horizon Bancorp	1,376	36,189
Hudson Valley Holding Corp.	5,752	104,111
IBERIABANK Corp.	10,761	542,892
Independent Bank Corp./MA	7,912	231,110
International Bancshares Corp.	19,462	379,898
Investors Bancorp, Inc. (a)	16,080	242,647
Lakeland Bancorp, Inc.	9,872	103,853
Lakeland Financial Corp.	6,002	161,034
MainSource Financial Group, Inc.	7,414	87,708
MB Financial, Inc.	19,930	429,292
Mercantile Bank Corp. (a)	3,147	58,062
Merchants Bancshares, Inc.	1,899	52,317
Meridian Interstate Bancorp, Inc. (a)	3,177	44,224
Metro Bancorp, Inc. (a)	5,170	62,195
MetroCorp Bancshares, Inc. (a)	5,795	61,833
Middleburg Financial Corp.	1,940	32,980
Midsouth Bancorp, Inc.	3,082	43,395
NASB Financial, Inc. (a)	1,517	30,112
National Bankshares, Inc.	2,610	78,613
National Penn Bancshares, Inc.	45,063	431,253
NBT Bancorp, Inc.	12,177	262,901
Northrim BanCorp, Inc.	2,369	50,910
Old National Bancorp	34,555	415,006
Oriental Financial Group, Inc.	14,846	164,494
Pacific Capital Bancorp NA (a)	1,548	70,790
Pacific Continental Corp.	6,621	58,728
Pacific Mercantile Bancorp (a)	3,883	26,832
PacWest Bancorp	11,078	262,216
Park National Corp.	4,163	290,369
Park Sterling Corp. (a)	11,980	56,426
Peapack-Gladstone Financial Corp.	3,226	50,035
Penns Woods Bancorp, Inc.	1,432	57,008
Peoples Bancorp, Inc.	3,941	86,623
Pinnacle Financial Partners, Inc. (a)(b)	12,613	246,080
Preferred Bank (a)	4,288	57,288
PrivateBancorp, Inc.	22,008	324,838
Prosperity Bancshares, Inc.	17,295	726,909
Provident Financial Services, Inc.	21,916	336,411
Renasant Corp.	9,235	145,082
Republic Bancorp, Inc., Class A	3,616	80,456

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Rockville Financial, Inc.	10,574	$122,341
Roma Financial Corp.	2,794	23,805
S&T Bancorp, Inc.	10,573	195,283
Sandy Spring Bancorp, Inc.	8,833	158,994
SCBT Financial Corp.	5,523	194,686
Seacoast Banking Corp. of Florida (a)	26,489	39,998
Sierra Bancorp	4,407	43,629
Simmons First National Corp., Class A	6,273	145,847
Southside Bancshares, Inc.	6,351	142,770
Southwest Bancorp, Inc. (a)	7,138	67,169
State Bank Financial Corp. (a)	11,580	175,553
StellarOne Corp.	8,450	105,456
Sterling Bancorp	11,366	113,433
Sterling Financial Corp. (a)	9,792	184,971
Suffolk Bancorp (a)	3,558	46,147
Sun Bancorp, Inc. (a)	14,624	39,485
Susquehanna Bancshares, Inc.	68,408	704,602
SY Bancorp, Inc.	4,473	107,128
Taylor Capital Group, Inc. (a)	5,965	97,766
Texas Capital Bancshares, Inc. (a)(b)	13,821	558,230
Tompkins Trustco, Inc.	3,400	128,112
Towne Bank (b)	9,631	134,834
Trico Bancshares	5,870	90,398
TrustCo Bank Corp. NY	34,389	187,764
Trustmark Corp.	23,644	578,805
UMB Financial Corp.	11,782	603,592
Umpqua Holdings Corp.	40,806	537,007
Union First Market Bankshares Corp.	7,476	108,028
United Bankshares, Inc.	10,792	279,297
United Community Banks, Inc. (a)	15,149	129,827
Univest Corp. of Pennsylvania	6,215	102,734
Virginia Commerce Bancorp (a)	9,819	82,774
Washington Banking Co.	5,635	78,327
Washington Trust Bancorp, Inc.	5,279	128,702
Webster Financial Corp.	26,260	568,792
WesBanco, Inc.	8,575	182,305
West Bancorp., Inc.	5,788	55,044
West Coast Bancorp (a)	5,344	105,010
Westamerica Bancorp	10,178	480,300
Western Alliance Bancorp (a)(b)	25,502	238,699
Wilshire Bancorp, Inc. (a)(b)	22,595	123,821
Wintrust Financial Corp.	13,237	469,913
		27,882,051
Banks: Savings, Thrift & Mortgage Lending — 1.2%
Apollo Residential Mortgage, Inc.	8,837	170,377
Astoria Financial Corp.	31,689	310,552
Bank Mutual Corp.	17,027	75,089
BankFinancial Corp.	7,753	58,380
Beneficial Mutual Bancorp, Inc. (a)	12,083	104,276
Berkshire Hills Bancorp, Inc.	8,106	178,332
BofI Holding, Inc. (a)	3,596	71,057
Brookline Bancorp, Inc.	25,524	225,887
BSB Bancorp, Inc. (a)	2,972	37,893
Charter Financial Corp.	2,343	22,727
Clifton Savings Bancorp, Inc.	3,083	32,094
Dime Community Bancshares, Inc.	11,440	152,038
Doral Financial Corp. (a)	46,990	70,485
ESB Financial Corp.	3,845	50,754
ESSA Bancorp, Inc.	3,272	35,338
First Defiance Financial Corp.	3,604	61,700
First Federal Bancshares of Arkansas, Inc. (a)	1,280	10,368

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
First Financial Holdings, Inc.	6,136	$65,778
First Financial Northwest, Inc. (a)	5,834	47,372
First Pactrust Bancorp, Inc.	3,882	46,041
Flushing Financial Corp.	11,262	153,501
Fox Chase Bancorp., Inc.	4,615	66,641
Franklin Financial Corp. (a)	5,201	85,556
Great Southern Bancorp, Inc.	3,776	104,142
Heritage Financial Corp.	5,717	83,754
Heritage Financial Group, Inc.	3,099	39,884
Hingham Institution for Savings	440	26,607
Home Bancorp, Inc. (a)	2,467	42,260
Home Federal Bancorp, Inc.	5,665	59,483
Home Loan Servicing Solutions Ltd.	4,964	66,518
HomeStreet, Inc. (a)	1,595	51,024
Kaiser Federal Financial Group, Inc.	3,234	47,799
Kearny Financial Corp.	5,524	53,528
Northfield Bancorp, Inc.	5,443	77,345
Northwest Bancshares, Inc.	35,560	416,408
OceanFirst Financial Corp.	5,268	75,648
Ocwen Financial Corp. (a)	39,149	735,218
OmniAmerican Bancorp, Inc. (a)	4,131	88,527
Oritani Financial Corp.	16,565	238,370
Peoples Federal Bancshares, Inc. (a)	2,162	36,105
Provident Financial Holdings, Inc.	3,494	40,286
Provident New York Bancorp	12,484	94,754
SI Financial Group, Inc.	3,810	43,815
Territorial Bancorp., Inc.	4,027	91,695
United Financial Bancorp, Inc.	5,730	82,397
ViewPoint Financial Group	12,291	192,231
Waterstone Financial, Inc. (a)	2,648	10,062
Westfield Financial, Inc.	9,735	71,065
WSFS Financial Corp.	2,755	111,330
		5,112,491
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	2,827	342,067
Central European Distribution Corp. (a)(b)	23,883	68,305
Craft Brew Alliance, Inc. (a)(b)	3,865	31,616
		441,988
Beverage: Soft Drinks — 0.2%
Coca-Cola Bottling Co. Consolidated	1,672	107,476
Farmer Bros. Co. (a)	2,437	19,399
Heckmann Corp. (a)(b)	48,554	164,112
National Beverage Corp. (a)	4,143	61,896
Peet’s Coffee & Tea, Inc. (a)	4,816	289,153
		642,036
Biotechnology — 3.7%
Accelrys, Inc. (a)	20,146	162,981
Acorda Therapeutics, Inc. (a)	14,543	342,633
Aegerion Pharmaceuticals, Inc. (a)	7,824	116,108
Affymax, Inc. (a)	13,134	169,166
Agenus, Inc. (a)	8,281	43,392
Alkermes Plc (a)	44,450	754,317
Allos Therapeutics, Inc. (a)	29,014	51,935
Alnylam Pharmaceuticals, Inc. (a)	16,833	196,441
AMAG Pharmaceuticals, Inc. (a)	7,747	119,304
Amicus Therapeutics, Inc. (a)	10,967	60,319
Arena Pharmaceuticals, Inc. (a)	71,660	715,167
Arqule, Inc. (a)	21,424	127,044

Common Stocks	Shares	Value
Biotechnology (continued)
Array Biopharma, Inc. (a)	32,354	$112,268
Astex Pharmaceuticals (a)	33,634	70,295
AVEO Pharmaceuticals, Inc. (a)	14,115	171,638
BG Medicine, Inc. (a)	3,937	27,480
BioDelivery Sciences International, Inc. (a)	7,696	34,478
BioTime, Inc. (a)	11,094	51,032
Celldex Therapeutics, Inc. (a)	21,365	110,884
Cepheid, Inc. (a)	23,841	1,066,885
ChemoCentryx, Inc. (a)	1,990	29,850
Clovis Oncology, Inc. (a)	4,960	107,533
Codexis, Inc. (a)	9,372	35,051
Cornerstone Therapeutics, Inc. (a)	3,115	19,718
Coronado Biosciences, Inc. (a)	4,899	24,740
Cubist Pharmaceuticals, Inc. (a)(b)	22,993	871,665
Curis, Inc. (a)(b)	28,744	155,218
Cytori Therapeutics, Inc. (a)(b)	20,249	54,672
Dendreon Corp. (a)(b)	55,929	413,875
Discovery Laboratories, Inc. (a)	15,711	36,450
Dyax Corp. (a)	36,247	77,206
Dynavax Technologies Corp. (a)	63,377	273,789
Emergent Biosolutions, Inc. (a)	9,367	141,910
Enzon Pharmaceuticals, Inc. (a)	15,222	104,575
Exact Sciences Corp. (a)	20,790	222,869
Exelixis, Inc. (a)(b)	53,924	298,200
Furiex Pharmaceuticals, Inc. (a)	2,696	56,481
Genomic Health, Inc. (a)	5,830	194,722
Geron Corp. (a)	47,841	82,287
GTx, Inc. (a)	9,582	33,824
Halozyme Therapeutics, Inc. (a)	32,608	288,907
Harvard Bioscience, Inc. (a)	8,897	33,542
Horizon Pharma, Inc. (a)(b)	7,650	54,545
Idenix Pharmaceuticals, Inc. (a)	27,195	280,109
ImmunoCellular Therapeutics Ltd. (a)	14,449	54,184
ImmunoGen, Inc. (a)	28,091	471,367
Immunomedics, Inc. (a)	23,985	85,626
InterMune, Inc. (a)	23,759	283,920
Keryx Biopharmaceuticals, Inc. (a)(b)	25,988	46,778
Lexicon Genetics, Inc. (a)	72,248	162,558
Ligand Pharmaceuticals, Inc. (a)(b)	6,305	106,807
MannKind Corp. (a)(b)	40,916	93,698
Maxygen, Inc. (a)	9,927	59,165
Merrimack Pharmaceuticals, Inc. (a)	5,494	39,996
Momenta Pharmaceuticals, Inc. (a)(b)	16,998	229,813
Nektar Therapeutics (a)	41,631	335,962
Neurocrine Biosciences, Inc. (a)	24,054	190,267
NewLink Genetics Corp. (a)	4,601	68,923
Novavax, Inc. (a)	42,073	65,634
NPS Pharmaceuticals, Inc. (a)	31,262	269,166
Omeros Corp. (a)	8,159	81,590
OncoGenex Pharmaceutical, Inc. (a)	5,318	71,474
Oncothyreon, Inc. (a)	20,831	97,489
Opko Health, Inc. (a)(b)	38,894	178,912
Orexigen Therapeutics, Inc. (a)	21,988	121,814
Osiris Therapeutics, Inc. (a)(b)	6,021	66,050
Pacific Biosciences of California, Inc. (a)	13,447	29,180
PDL BioPharma, Inc.	50,680	336,008
Progenics Pharmaceuticals, Inc. (a)(b)	10,983	107,414
Raptor Pharmaceutical Corp. (a)(b)	17,707	98,982
Repligen Corp. (a)	11,160	47,988
Repros Therapeutics, Inc. (a)	5,398	49,014
Rigel Pharmaceuticals, Inc. (a)	25,984	241,651
RTI Biologics, Inc. (a)	20,283	76,264

See Notes to Financial Statements.

20	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Sangamo Biosciences, Inc. (a)	19,128	$105,587
Seattle Genetics, Inc. (a)(b)	34,506	876,107
Sequenom, Inc. (a)	41,654	169,115
Sucampo Pharmaceuticals, Inc., Class A (a)	3,965	27,874
Sunesis Pharmaceuticals, Inc. (a)	9,943	28,536
Synageva BioPharma Corp. (a)	3,345	135,673
Synergy Pharmaceuticals, Inc. (a)	14,912	70,832
Synta Pharmaceuticals Corp. (a)	13,506	73,878
Targacept, Inc. (a)	9,905	42,592
Theravance, Inc. (a)(b)	22,031	489,529
Threshold Pharmaceuticals, Inc. (a)	16,413	121,456
Transcept Pharmaceuticals, Inc. (a)	4,579	28,390
Trius Therapeutics, Inc. (a)	8,965	51,638
Vanda Pharmaceuticals, Inc. (a)	10,145	44,638
Ventrus Biosciences, Inc. (a)	4,553	19,441
Verastem, Inc. (a)	2,299	23,450
ViroPharma, Inc. (a)	25,326	600,226
XOMA Corp. (a)	24,743	74,229
ZIOPHARM Oncology, Inc. (a)	24,243	144,246
		15,690,636
Building Materials — 0.9%
Acuity Brands, Inc.	15,375	782,741
BlueLinx Holdings, Inc. (a)	8,749	20,560
Builders FirstSource, Inc. (a)	16,309	77,305
Gibraltar Industries, Inc. (a)	11,102	115,239
Griffon Corp.	16,529	141,819
Headwaters, Inc. (a)	22,315	114,922
Louisiana-Pacific Corp. (a)(b)	49,983	543,815
LSI Industries, Inc.	7,011	49,918
NCI Building Systems, Inc. (a)	6,584	71,305
Patrick Industries, Inc. (a)	1,483	18,908
PGT, Inc. (a)	7,153	21,674
Quanex Building Products Corp.	13,382	239,270
Simpson Manufacturing Co., Inc.	14,545	429,223
Texas Industries, Inc.	8,204	320,038
Trex Co., Inc. (a)	5,077	152,767
Watsco, Inc.	10,686	788,627
		3,888,131
Building: Climate Control — 0.2%
Aaon, Inc.	6,718	126,634
Comfort Systems USA, Inc.	13,539	135,661
Interline Brands, Inc. (a)	11,580	290,311
Nortek, Inc. (a)	2,809	140,562
		693,168
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	17,041	429,774
USG Corp. (a)	26,935	513,112
		942,886
Cable Television Services — 0.1%
Knology, Inc. (a)(b)	11,335	222,959
Casinos & Gambling — 0.4%
Ameristar Casinos, Inc.	11,942	212,209
Boyd Gaming Corp. (a)	20,178	145,282
Caesars Entertainment Corp. (a)	13,403	152,794
Isle of Capri Casinos, Inc. (a)	7,400	45,658
Monarch Casino & Resort, Inc. (a)	3,155	28,837
MTR Gaming Group, Inc. (a)	8,235	39,116

Common Stocks	Shares	Value
Casinos & Gambling (concluded)
Multimedia Games Holding Co., Inc. (a)	9,984	$139,776
Pinnacle Entertainment, Inc. (a)	22,689	218,268
Scientific Games Corp., Class A (a)(b)	20,554	175,737
Shuffle Master, Inc. (a)(b)	19,993	275,903
WMS Industries, Inc. (a)	20,002	399,040
		1,832,620
Cement — 0.1%
Eagle Materials, Inc.	16,464	614,766
Chemicals: Diversified — 1.0%
Aceto Corp.	9,754	88,079
American Vanguard Corp.	10,126	269,250
Chemtura Corp. (a)	35,849	519,810
Georgia Gulf Corp.	12,447	319,514
Hawkins, Inc.	3,314	126,529
Innophos Holdings, Inc.	7,926	447,502
KMG Chemicals, Inc.	2,831	54,582
Landec Corp. (a)	9,347	80,010
LSB Industries, Inc. (a)	6,814	210,621
Olin Corp.	29,097	607,836
OM Group, Inc. (a)(b)	11,754	223,326
Omnova Solutions, Inc. (a)	16,801	126,680
PolyOne Corp.	32,567	445,517
Sensient Technologies Corp.	18,137	666,172
TPC Group, Inc. (a)	4,690	173,295
		4,358,723
Chemicals: Specialty — 0.4%
Balchem Corp.	10,628	346,579
Calgon Carbon Corp. (a)	20,672	293,956
FutureFuel Corp.	7,001	73,580
GSE Holding, Inc. (a)	2,805	29,649
Innospec, Inc. (a)	8,389	248,398
Kraton Performance Polymers, Inc. (a)	11,712	256,610
Quaker Chemical Corp.	4,714	217,834
Stepan Co.	3,053	287,532
Zep, Inc.	8,027	110,211
		1,864,349
Coal — 0.3%
Arch Coal, Inc.	77,061	530,950
Cloud Peak Energy, Inc. (a)	22,145	374,472
Hallador Energy Co.	2,329	19,750
KiOR, Inc. Class A (a)(b)	9,593	85,857
Patriot Coal Corp. (a)(b)	33,802	41,239
Westmoreland Coal Co. (a)	3,936	31,685
		1,083,953
Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	4,104	38,454
Federal Agricultural Mortgage Corp., Class B	3,646	95,635
Medallion Financial Corp.	6,708	71,239
Nationstar Mortgage Holdings, Inc. (a)	7,025	151,178
NewStar Financial, Inc. (a)(b)	9,617	124,636
Walker & Dunlop, Inc. (a)	4,241	54,497
		535,639

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	21,320	$256,906
CAI International, Inc. (a)	4,646	92,363
Electro Rent Corp.	6,862	111,370
H&E Equipment Services, Inc. (a)	10,447	157,018
Marlin Business Services, Inc.	2,995	49,088
McGrath RentCorp	9,001	238,527
MicroFinancial, Inc.	3,212	26,017
Mobile Mini, Inc. (a)	13,879	199,858
PHH Corp. (a)	20,580	359,738
SeaCube Container Leasing Ltd.	3,956	67,529
TAL International Group, Inc.	10,614	355,463
Willis Lease Finance Corp. (a)	1,851	22,804
		1,936,681
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)	17,147	102,882
Commercial Vehicle Group, Inc. (a)	8,891	76,640
Miller Industries, Inc.	4,002	63,752
Modine Manufacturing Co. (a)	16,980	117,671
Rush Enterprises, Inc., Class A (a)(b)	12,056	197,116
Spartan Motors, Inc.	12,351	64,719
Sypris Solutions, Inc.	3,900	27,183
Wabash National Corp. (a)	24,858	164,560
		814,523
Communications Equipment — 0.0%
Envivio, Inc. (a)	2,876	18,435
Communications Technology — 2.4%
AboveNet, Inc. (a)	8,555	718,620
Adtran, Inc.	23,147	698,808
Ambient Corp. (a)	1,020	5,579
Anaren, Inc. (a)	5,387	105,585
Anixter International, Inc.	10,245	543,497
Aruba Networks, Inc. (a)	40,631	611,497
Aviat Networks, Inc. (a)	22,315	62,482
Bel Fuse, Inc.	3,850	67,799
Black Box Corp.	6,343	182,044
Calix, Inc. (a)	14,169	116,469
Ciena Corp. (a)	36,012	589,517
Comtech Telecommunications Corp.	6,902	197,259
Datalink Corp. (a)	5,534	52,850
Digi International, Inc. (a)	9,351	95,754
DigitalGlobe, Inc. (a)	13,145	199,278
Echelon Corp. (a)	13,803	48,034
Emulex Corp. (a)(b)	31,641	227,815
Extreme Networks, Inc. (a)(b)	34,288	117,951
Finisar Corp. (a)	33,171	496,238
GeoEye, Inc. (a)	5,482	84,861
Globecomm Systems, Inc. (a)	8,348	84,649
GSI Technology, Inc. (a)	7,453	35,327
Harmonic, Inc. (a)(b)	42,681	181,821
Infinera Corp. (a)	39,863	272,663
InterDigital, Inc.	16,113	475,495
Ixia (a)	15,319	184,134
KVH Industries, Inc. (a)	5,277	65,963
Loral Space & Communications Ltd.	3,992	268,861
NeoPhotonics Corp. (a)	7,002	34,590
NETGEAR, Inc. (a)(b)	13,804	476,376
Numerex Corp., Class A (a)	3,625	33,713
Oclaro, Inc. (a)	18,766	57,049
Oplink Communications, Inc. (a)	6,954	94,088

Common Stocks	Shares	Value
Communications Technology (concluded)
ParkerVision, Inc. (a)	27,708	$65,945
PC-Tel, Inc.	6,585	42,605
Plantronics, Inc.	15,452	516,097
Procera Networks, Inc. (a)	7,011	170,437
QLogic Corp. (a)	35,414	484,818
SeaChange International, Inc. (a)	10,362	85,279
Shoretel, Inc. (a)	17,528	76,773
Sonus Networks, Inc. (a)(b)	77,209	165,999
Sycamore Networks, Inc. (a)	7,462	108,348
TeleNav, Inc. (a)	5,987	36,700
Tellabs, Inc.	133,030	442,990
Viasat, Inc. (a)(b)	13,629	514,767
Westell Technologies, Inc., Class A (a)	17,627	41,952
		10,239,376
Computer Services Software & Systems — 5.9%
ACI Worldwide, Inc. (a)(c)	14,440	638,392
The Active Network, Inc. (a)	14,087	216,799
Actuate Corp. (a)	17,905	124,082
Acxiom Corp. (a)	27,917	421,826
American Reprographics Co. (a)	13,179	66,290
American Software, Inc., Class A	8,526	67,782
Aspen Technology, Inc. (a)(b)	33,996	787,007
AVG Technologies NV (a)	2,860	37,209
Avid Technology, Inc. (a)	10,851	80,623
Aware, Inc.	4,205	27,122
Bankrate, Inc. (a)	16,837	309,632
Bazaarvoice, Inc. (a)	3,488	63,482
Blackbaud, Inc.	16,403	421,065
Blucora, Inc. (a)	14,619	180,106
Bottomline Technologies, Inc. (a)	12,706	229,343
Brightcove, Inc. (a)	2,222	33,886
BroadSoft, Inc. (a)(b)	9,992	289,368
CACI International, Inc., Class A (a)(b)	9,667	531,878
Callidus Software, Inc. (a)	12,596	62,728
Ciber, Inc. (a)	26,459	114,038
CommVault Systems, Inc. (a)	16,230	804,521
Computer Task Group, Inc. (a)	5,560	83,344
ComScore, Inc. (a)	12,893	212,219
Comverse Technology, Inc. (a)	79,509	462,742
Cornerstone OnDemand, Inc. (a)	12,276	292,292
CSG Systems International, Inc. (a)(b)	12,352	213,443
DealerTrack Holdings, Inc. (a)	15,426	464,477
Deltek, Inc. (a)(b)	7,918	91,770
Demand Media, Inc. (a)	10,935	122,472
Demandware, Inc. (a)	2,391	56,643
Digimarc Corp.	2,565	65,818
Digital River, Inc. (a)(b)	13,479	224,021
EarthLink, Inc.	38,846	289,014
EasyLink Services International Corp. Class A (a)	11,505	83,296
Ebix, Inc.	10,316	205,804
Envestnet, Inc. (a)	7,640	91,680
EPAM Systems, Inc. (a)	1,778	30,208
EPIQ Systems, Inc.	11,404	139,699
ePlus, Inc. (a)	1,436	46,455
ExactTarget, Inc. (a)	3,574	78,128
FalconStor Software, Inc. (a)	11,264	29,399
Guidance Software, Inc. (a)	5,189	49,347
Guidewire Software, Inc. (a)	7,036	197,852
ICG Group, Inc. (a)	13,629	126,068
iGate Corp. (a)	11,677	198,743
Imperva, Inc. (a)	3,536	101,908

See Notes to Financial Statements.

22	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Infoblox, Inc. (a)	2,814	$64,525
Interactive Intelligence Group, Inc. (a)	5,332	150,416
Internap Network Services Corp. (a)	19,253	125,337
IntraLinks Holdings, Inc. (a)	13,288	58,201
JDA Software Group, Inc. (a)	15,450	458,710
Jive Software, Inc. (a)(b)	5,889	123,610
Kenexa Corp. (a)(b)	9,938	288,500
Keynote Systems, Inc.	5,690	84,496
The KEYW Holding Corp. (a)	6,671	66,977
KIT Digital, Inc. (a)(b)	17,497	75,062
Limelight Networks, Inc. (a)	21,822	63,938
Lionbridge Technologies, Inc. (a)	20,553	64,742
LivePerson, Inc. (a)	20,060	382,344
LogMeIn, Inc. (a)	8,007	244,374
Manhattan Associates, Inc. (a)	7,381	337,386
Mantech International Corp., Class A	8,428	197,805
Mattersight Corp. (a)	3,692	29,462
MeetMe, Inc. (a)(b)	6,866	16,135
Mentor Graphics Corp. (a)	33,852	507,780
Mercury Computer Systems, Inc. (a)	11,261	145,605
MicroStrategy, Inc., Class A (a)	3,095	401,917
Millennial Media, Inc. (a)	4,189	55,253
Moduslink Global Solutions, Inc. (a)	14,665	43,848
Monotype Imaging Holdings, Inc. (a)(b)	13,286	222,806
NetScout Systems, Inc. (a)	13,371	288,680
NIC, Inc.	23,539	298,945
OpenTable, Inc. (a)	8,212	369,622
Opnet Technologies, Inc.	5,433	144,463
Parametric Technology Corp. (a)	43,444	910,586
PDF Solutions, Inc. (a)	8,786	86,718
Pegasystems, Inc.	6,257	206,356
Perficient, Inc. (a)	11,696	131,346
Pervasive Software, Inc. (a)	4,751	35,585
Progress Software Corp. (a)	22,825	476,358
Proofpoint, Inc. (a)	2,291	38,832
PROS Holdings, Inc. (a)	7,945	133,635
QAD, Inc., Class A (a)	2,292	32,592
QLIK Technologies, Inc. (a)	31,011	685,963
Quest Software, Inc. (a)	20,384	567,694
RealNetworks, Inc.	8,047	69,526
RealPage, Inc. (a)	13,004	301,173
Responsys, Inc. (a)	13,031	157,936
Saba Software, Inc. (a)	10,915	101,291
Sapiens International Corp. NV (a)	4,966	17,878
Sapient Corp.	44,767	450,804
SciQuest, Inc. (a)	6,460	116,022
Sourcefire, Inc. (a)(b)	10,745	552,293
Spark Networks, Inc. (a)	4,230	21,827
SPS Commerce, Inc. (a)	3,852	117,024
SS&C Technologies Holdings, Inc. (a)	12,313	307,825
Support.com, Inc. (a)	17,729	56,556
Synacor, Inc. (a)	2,486	34,058
Synchronoss Technologies, Inc. (a)(b)	10,053	185,679
SYNNEX Corp. (a)	9,550	329,379
Syntel, Inc.	5,612	340,648
Tangoe, Inc. (a)	10,827	230,723
TechTarget, Inc. (a)	5,765	29,056
TNS, Inc. (a)	8,887	159,433
Tyler Technologies, Inc. (a)	10,939	441,389

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
Ultimate Software Group, Inc. (a)	9,678	$862,503
Unisys Corp. (a)	15,915	311,138
United Online, Inc.	33,226	140,214
Unwired Planet, Inc. (a)	28,985	66,666
VASCO Data Security International, Inc. (a)(b)	10,255	83,886
Verint Systems, Inc. (a)	7,909	233,395
VirnetX Holding Corp. (a)(b)	15,257	537,809
Virtusa Corp. (a)	6,762	90,273
Web.com Group, Inc. (a)	12,786	234,240
Websense, Inc. (a)	13,464	252,181
Yelp, Inc. (a)	3,078	69,963
Zillow, Inc. (a)(b)	1,148	44,347
Zix Corp. (a)	22,410	58,266
		25,086,026
Computer Technology — 0.5%
Cray, Inc. (a)	13,489	162,947
Imation Corp. (a)(b)	11,167	65,997
Immersion Corp. (a)	10,149	57,139
Insight Enterprises, Inc. (a)	16,128	271,434
Intermec, Inc. (a)	21,811	135,228
OCZ Technology Group, Inc. (a)(b)	24,493	129,813
PC Connection, Inc.	3,303	35,078
Quantum Corp. (a)	85,299	173,157
Radisys Corp. (a)	8,287	52,042
Safeguard Scientifics, Inc. (a)	7,539	116,704
Silicon Graphics International Corp. (a)	11,624	74,626
STEC, Inc. (a)	12,882	100,480
Stratasys, Inc. (a)	7,748	383,914
Super Micro Computer, Inc. (a)(b)	10,590	167,957
Synaptics, Inc. (a)	12,243	350,517
Telular Corp.	6,050	55,902
		2,332,935
Construction — 0.4%
Aegion Corp. (a)	14,269	255,272
EMCOR Group, Inc.	24,255	674,774
Granite Construction, Inc.	14,042	366,637
Great Lakes Dredge & Dock Corp.	21,529	153,287
Orion Marine Group, Inc. (a)	9,884	68,793
Primoris Services Corp.	10,887	130,644
Sterling Construction Co., Inc. (a)	5,946	60,768
Tutor Perini Corp. (a)	12,963	164,241
		1,874,416
Consumer Electronics — 0.2%
RealD, Inc. (a)	15,944	238,522
Skullcandy, Inc. (a)	5,881	83,216
TiVo, Inc. (a)(b)	45,289	374,540
Universal Electronics, Inc. (a)	5,332	70,222
VOXX International Corp. (a)	6,663	62,099
XO Group, Inc. (a)	9,595	85,108
Zagg, Inc. (a)(b)	9,271	101,147
		1,014,854
Consumer Lending — 0.8%
Asset Acceptance Capital Corp. (a)	5,891	40,059
Cash America International, Inc.	10,716	471,933
Credit Acceptance Corp. (a)	2,879	243,074
Encore Capital Group, Inc. (a)(b)	8,006	237,138
Ezcorp, Inc. (a)	17,493	410,386
First Cash Financial Services, Inc. (a)	10,448	419,696

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	23

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Lending (concluded)
The First Marblehead Corp. (a)	21,621	$25,296
MGIC Investment Corp. (a)	68,553	197,433
MoneyGram International, Inc. (a)	7,865	114,829
Nelnet, Inc., Class A	8,754	201,342
Netspend Holdings, Inc. (a)	11,394	104,711
Nicholas Financial, Inc.	3,743	47,985
Portfolio Recovery Associates, Inc. (a)(b)	6,239	569,371
Regional Management Corp. (a)	1,788	29,412
Tree.com, Inc. (a)	2,308	26,403
World Acceptance Corp. (a)	4,026	264,911
		3,403,979
Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)(b)	10,541	290,194
Coinstar, Inc. (a)	11,372	780,802
Collectors Universe, Inc.	1,955	28,699
Core-Mark Holdings Co., Inc.	4,149	199,733
Move, Inc. (a)	14,400	131,184
NutriSystem, Inc.	10,297	119,033
Sotheby’s	24,606	820,856
Steiner Leisure Ltd. (a)(b)	5,537	256,972
		2,627,473
Containers & Packaging — 0.2%
AEP Industries, Inc. (a)	1,521	66,240
Graphic Packaging Holding Co. (a)	60,822	334,521
Myers Industries, Inc.	12,188	209,146
UFP Technologies, Inc. (a)	1,976	33,394
		643,301
Copper — 0.0%
Revett Minerals, Inc. (a)	8,951	29,449
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	9,164	355,655
Inter Parfums, Inc.	5,947	102,705
Revlon, Inc., Class A (a)	4,105	58,414
		516,774
Diversified Financial Services — 0.6%
California First National Bancorp	869	13,635
DFC Global Corp. (a)	16,028	295,396
Duff & Phelps Corp.	11,424	165,648
Edelman Financial Group, Inc.	7,538	65,581
Evercore Partners, Inc., Class A	10,392	243,069
FBR & Co. (a)	15,028	41,627
Fidus Investment Corp.	3,405	51,654
First California Financial Group, Inc. (a)	8,248	56,746
FX Alliance, Inc. (a)	2,229	35,017
Greenhill & Co., Inc.	10,564	376,607
Intersections, Inc.	3,336	52,876
Main Street Capital Corp.	8,733	211,339
MidwestOne Financial Group, Inc.	2,464	52,976
Piper Jaffray Cos. (a)(b)	5,938	139,127
Stifel Financial Corp. (a)	19,519	603,137
Triangle Capital Corp.	9,931	226,228
		2,630,663
Diversified Manufacturing Operations — 0.5%
A.M. Castle & Co. (a)	6,119	64,984
Barnes Group, Inc.	19,714	478,853
Federal Signal Corp. (a)	22,582	131,879
Lydall, Inc. (a)	6,268	84,743

Common Stocks	Shares	Value
Diversified Manufacturing Operations (concluded)
OSI Systems, Inc. (a)	7,221	$457,378
Raven Industries, Inc.	6,589	458,529
Standex International Corp.	4,585	195,184
Trimas Corp. (a)	11,704	235,250
		2,106,800
Diversified Materials & Processing — 0.8%
Belden, Inc.	16,521	550,975
Cabot Microelectronics Corp.	8,555	249,892
Clarcor, Inc.	18,252	879,016
Encore Wire Corp.	6,801	182,131
Harbinger Group, Inc. (a)	14,833	115,549
Hexcel Corp. (a)(b)	36,191	933,366
Insteel Industries, Inc.	6,407	71,438
Koppers Holdings, Inc.	7,534	256,156
NL Industries, Inc.	2,455	30,614
Tredegar Corp.	8,766	127,633
Uranium Energy Corp. (a)	30,867	70,685
		3,467,455
Diversified Media — 0.1%
Belo Corp., Class A	33,998	218,947
EW Scripps Co. (a)	10,895	104,701
		323,648
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc. (b)	4,617	36,059
Fred’s, Inc., Class A	13,346	204,060
Geeknet, Inc. (a)	1,617	32,049
Gordmans Stores, Inc. (a)	3,084	50,886
HSN, Inc.	13,789	556,386
Overstock.com, Inc. (a)(b)	4,195	28,987
PriceSmart, Inc.	6,615	446,579
Saks, Inc. (a)(b)	39,955	425,521
Tuesday Morning Corp. (a)	15,253	65,435
Winmark Corp.	832	48,714
		1,894,676
Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	409	35,669
Casey’s General Stores, Inc.	13,849	816,952
Harris Teeter Supermarkets	15,944	653,544
Ingles Markets, Inc., Class A	4,596	73,674
Nash Finch Co.	4,411	94,748
The Pantry, Inc. (a)	8,440	124,068
PetMed Express, Inc.	7,384	89,789
Rite Aid Corp. (a)(b)	239,859	335,803
Spartan Stores, Inc.	7,853	142,375
SUPERVALU, Inc. (b)	77,120	399,482
Susser Holdings Corp. (a)	4,085	151,839
Village Super Market, Inc., Class A	3,065	99,858
Weis Markets, Inc.	4,034	179,594
		3,197,395
Education Services — 0.5%
American Public Education, Inc. (a)	6,542	209,344
Bridgepoint Education, Inc. (a)	6,297	137,275
Capella Education Co. (a)(b)	4,893	170,081
Career Education Corp. (a)	18,757	125,484
Corinthian Colleges, Inc. (a)	28,543	82,489
Education Management Corp. (a)	9,660	67,137
Franklin Covey Co. (a)	5,034	51,548
Grand Canyon Education, Inc. (a)	14,506	303,756
HealthStream, Inc. (a)	7,118	185,068

See Notes to Financial Statements.

24	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Education Services (concluded)
K12, Inc. (a)(b)	9,697	$225,940
Lincoln Educational Services Corp.	8,241	53,567
National American University Holdings, Inc.	3,637	15,639
Rosetta Stone, Inc. (a)	3,887	53,796
Strayer Education, Inc.	4,310	469,876
Universal Technical Institute, Inc.	7,781	105,121
		2,256,121
Electronic Components — 0.8%
3D Systems Corp. (a)	15,701	536,032
Acacia Research Corp. (a)	18,057	672,443
Checkpoint Systems, Inc. (a)	14,693	127,976
InvenSense, Inc. (a)	13,231	149,510
Kemet Corp. (a)	16,343	98,221
LeCroy Corp. (a)	6,144	87,613
Methode Electronics, Inc.	13,442	114,391
Multi-Fineline Electronix, Inc. (a)	3,156	77,764
Neonode, Inc. (a)	8,207	50,473
NVE Corp. (a)	1,746	93,848
Park Electrochemical Corp.	7,554	195,498
Rogers Corp. (a)(b)	5,903	233,818
ScanSource, Inc. (a)	10,013	306,798
TTM Technologies, Inc. (a)	19,284	181,463
Universal Display Corp. (a)(b)	14,434	518,758
Viasystems Group, Inc. (a)	1,387	23,579
		3,468,185
Electronic Entertainment — 0.1%
DTS, Inc. (a)	5,993	156,297
Glu Mobile, Inc. (a)(b)	19,725	109,474
Take-Two Interactive Software, Inc. (a)	28,392	268,588
		534,359
Electronics — 0.4%
Agilysys, Inc. (a)	5,382	46,662
American Science & Engineering, Inc.	3,241	182,954
Coherent, Inc. (a)	8,596	372,207
Daktronics, Inc.	13,157	90,915
II-VI, Inc. (a)(b)	19,099	318,380
iRobot Corp. (a)	9,970	220,835
Newport Corp. (a)(b)	13,875	166,778
Richardson Electronics Ltd.	5,014	61,823
Rofin-Sinar Technologies, Inc. (a)(b)	10,366	196,228
SRS Labs, Inc. (a)	4,136	37,224
		1,694,006
Energy Equipment — 0.2%
C&J Energy Services, Inc. (a)(b)	16,176	299,256
Capstone Turbine Corp. (a)(b)	108,560	109,646
Enphase Energy, Inc. (a)	2,848	17,715
First Solar, Inc. (a)	21,856	329,151
FuelCell Energy, Inc. (a)	55,296	55,849
Matador Resources Co. (a)	5,207	55,923
STR Holdings, Inc. (a)	10,777	49,143
SunPower Corp. (a)	14,405	69,288
		985,971
Engineering & Contracting Services — 0.5%
Argan, Inc.	3,580	50,048
Dycom Industries, Inc. (a)	12,237	227,731
Exponent, Inc. (a)(b)	4,864	256,965
Furmamite Corp. (a)	13,646	66,320

Common Stocks	Shares	Value
Engineering & Contracting Services (concluded)
Hill International, Inc. (a)	8,225	$26,320
Layne Christensen Co. (a)	7,200	148,968
Mastec, Inc. (a)	21,185	318,622
Michael Baker Corp. (a)	3,134	81,766
Mistras Group, Inc. (a)	5,682	149,323
MYR Group, Inc. (a)	7,441	126,944
Tetra Tech, Inc. (a)(b)	23,052	601,196
VSE Corp.	1,460	34,733
		2,088,936
Entertainment — 0.3%
Ascent Capital Group, Inc., Class A (a)	5,165	267,289
Carmike Cinemas, Inc. (a)	6,454	94,551
Lions Gate Entertainment Corp. (a)	30,821	454,302
Live Nation Entertainment, Inc. (a)	50,870	466,987
Reading International, Inc., Class A (a)	5,901	31,924
Rentrak Corp. (a)	3,379	69,776
World Wrestling Entertainment, Inc.	9,950	77,809
		1,462,638
Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	19,524	381,889
The Brink’s Co.	17,162	397,815
G&K Services, Inc., Class A	6,844	213,464
The Geo Group, Inc. (a)	22,300	506,656
Healthcare Services Group, Inc.	24,427	473,395
Mac-Gray Corp.	4,336	61,094
Standard Parking Corp. (a)	5,623	121,007
Swisher Hygiene, Inc. (a)	40,786	103,189
Unifirst Corp.	5,262	335,453
		2,593,962
Fertilizers — 0.0%
Rentech, Inc. (a)	60,976	125,611
Financial Data & Systems — 0.8%
Advent Software, Inc. (a)	11,470	310,952
Cardtronics, Inc. (a)	16,032	484,327
Cass Information Systems, Inc.	3,372	135,723
Euronet Worldwide, Inc. (a)	18,435	315,607
Fair Isaac Corp.	12,461	526,851
Global Cash Access, Inc. (a)	14,592	105,208
Green Dot Corp., Class A (a)	8,738	193,284
Heartland Payment Systems, Inc.	14,096	424,008
Higher One Holdings, Inc. (a)(b)	11,672	142,632
Wright Express Corp. (a)(b)	14,122	871,610
		3,510,202
Foods — 1.4%
Annie’s, Inc. (a)	1,807	75,641
B&G Foods, Inc., Class A	17,588	467,841
The Chefs’ Warehouse, Inc. (a)	3,991	72,038
Chiquita Brands International, Inc. (a)	16,649	83,245
Diamond Foods, Inc. (b)	7,983	142,417
Dole Food Co., Inc. (a)(b)	13,007	114,201
The Hain Celestial Group, Inc. (a)	13,400	737,536
Inventure Foods, Inc. (a)	4,754	29,950
J&J Snack Foods Corp.	5,377	317,781
John B. Sanfilippo & Son, Inc. (a)	2,867	51,176
Lancaster Colony Corp.	6,708	477,677
Lifeway Foods, Inc.	1,611	16,706
Medifast, Inc. (a)	5,043	99,246
Natures Sunshine Prods, Inc.	4,128	62,333

See Notes to Financial Statements.

	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	25

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Foods (concluded)
Nutraceutical International Corp. (a)	3,125	$47,656
Omega Protein Corp. (a)	6,953	51,174
Post Holdings, Inc. (a)	10,031	308,453
Roundy’s, Inc.	7,256	74,084
Schiff Nutrition International, Inc. (a)	4,872	87,452
Seneca Foods Corp. (a)	3,273	88,044
Smart Balance, Inc. (a)(b)	21,461	201,519
Snyders-Lance, Inc.	16,062	405,244
Synutra International, Inc. (a)(b)	6,336	34,214
Tootsie Roll Industries, Inc.	8,604	205,291
TreeHouse Foods, Inc. (a)	13,053	813,071
United Natural Foods, Inc. (a)	17,745	973,491
Westway Group, Inc. (a)	4,249	25,452
		6,062,933
Forest Products — 0.1%
Deltic Timber Corp.	3,950	240,871
Universal Forest Products, Inc.	7,164	279,253
		520,124
Forms & Bulk Printing Services — 0.3%
Consolidated Graphics, Inc. (a)	2,889	83,925
Deluxe Corp.	18,520	461,889
Ennis, Inc.	9,474	145,710
Innerworkings, Inc. (a)	11,561	156,420
Multi-Color Corp.	4,879	108,509
Quad/Graphics, Inc.	9,111	131,016
Schawk, Inc.	4,318	54,839
		1,142,308
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	5,699	47,416
Hillenbrand, Inc.	20,024	368,041
Matthews International Corp., Class A	10,219	332,015
Stewart Enterprises, Inc., Class A	27,170	193,994
		941,466
Gas Pipeline — 0.2%
Crosstex Energy, Inc.	14,968	209,552
SemGroup Corp. (a)	15,262	487,316
		696,868
Glass — 0.0%
Apogee Enterprises, Inc.	10,303	165,569
Gold — 0.3%
Coeur d’Alene Mines Corp. (a)	32,638	573,123
Gold Reserve, Inc. (a)	19,005	66,327
Gold Resource Corp.	10,842	281,784
Golden Star Resources Ltd. (a)	94,068	109,119
Midway Gold Corp. (a)	41,458	57,627
Vista Gold Corp. (a)	21,143	61,526
		1,149,506
Health Care Facilities — 0.7%
Amsurg Corp. (a)(b)	11,483	344,260
Assisted Living Concepts, Inc.	7,008	99,654
Capital Senior Living Corp. (a)	10,226	108,396
Emeritus Corp. (a)	11,150	187,654
The Ensign Group, Inc.	6,306	178,271
Five Star Quality Care, Inc. (a)	14,232	43,692
Hanger Orthopedic Group, Inc. (a)(b)	12,382	317,474
HealthSouth Corp. (a)	34,705	807,238

Common Stocks	Shares	Value
Health Care Facilities (concluded)
Integramed America, Inc. (a)	3,163	$43,808
Kindred Healthcare, Inc. (a)	19,174	188,480
National Healthcare Corp.	3,820	172,779
Select Medical Holdings Corp. (a)(b)	12,715	128,549
Skilled Healthcare Group, Inc., Class A (a)	6,820	42,830
Sunrise Senior Living, Inc. (a)(b)	21,184	154,431
US Physical Therapy, Inc.	4,312	109,654
Vanguard Health Systems, Inc. (a)	11,504	102,271
		3,029,441
Health Care Management Services — 0.7%
Bioscript, Inc. (a)(b)	15,978	118,716
Centene Corp. (a)	18,718	564,535
Computer Programs & Systems, Inc.	4,018	229,910
Magellan Health Services, Inc. (a)	9,911	449,266
Metropolitan Health Networks, Inc. (a)(b)	16,061	153,704
Molina Healthcare, Inc. (a)	10,890	255,479
National Research Corp.	911	47,691
Triple-S Management Corp. (a)(b)	7,079	129,404
Universal American Corp. (a)	13,668	143,924
WellCare Health Plans, Inc. (a)(b)	15,659	829,927
		2,922,556
Health Care Services — 1.6%
Acadia Healthcare Co., Inc. (a)	8,354	146,529
Accretive Health, Inc. (a)	20,487	224,537
Air Methods Corp. (a)	4,663	458,140
Almost Family, Inc. (a)	3,043	67,981
Amedisys, Inc. (a)	10,933	136,116
AMN Healthcare Services, Inc. (a)	14,828	87,930
athenahealth, Inc. (a)	13,023	1,031,031
Chemed Corp.	6,977	421,690
Chindex International, Inc. (a)	4,102	40,200
Corvel Corp. (a)	2,255	110,495
Cross Country Healthcare, Inc. (a)	9,935	43,416
ePocrates, Inc. (a)	6,671	53,501
ExamWorks Group, Inc. (a)	10,600	140,238
Gentiva Health Services, Inc. (a)	11,086	76,826
Greenway Medical Technologies (a)	2,873	46,859
Healthways, Inc. (a)	12,061	96,247
HMS Holdings Corp. (a)(b)	31,226	1,040,138
IPC The Hospitalist Co., Inc. (a)	6,014	272,554
LHC Group, Inc. (a)	5,792	98,232
Medidata Solutions, Inc. (a)(b)	8,066	263,516
Mediware Information Systems (a)	1,263	18,440
MModal, Inc. (a)	14,285	185,419
MWI Veterinary Supply, Inc. (a)(b)	4,620	474,797
Omnicell, Inc. (a)	12,193	178,505
PharMerica Corp. (a)(b)	10,677	116,593
Quality Systems, Inc.	14,375	395,456
Sun Healthcare Group, Inc. (a)	9,302	77,858
Team Health Holdings, Inc. (a)	10,296	248,031
WebMD Health Corp., Class A (a)	18,427	377,938
		6,929,213
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)(b)	21,147	284,427
The Providence Service Corp. (a)	4,779	65,520
		349,947

See Notes to Financial Statements.

26	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Home Building — 0.5%
Beazer Homes USA, Inc. (a)	36,841	$119,733
Hovnanian Enterprises, Inc., Class A (a)	36,334	105,369
KB Home	28,036	274,753
M/I Homes, Inc. (a)	6,871	119,006
MDC Holdings, Inc.	13,908	454,374
Meritage Homes Corp. (a)(b)	10,291	349,276
Ryland Group, Inc.	16,211	414,677
Standard-Pacific Corp. (a)	39,515	244,598
		2,081,786
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	11,297	435,613
Marcus Corp.	7,145	98,315
Morgans Hotel Group Co. (a)	7,923	37,238
Orient Express Hotels Ltd., Class A (a)	35,187	294,515
Red Lion Hotels Corp. (a)	5,011	43,345
		909,026
Household Appliances — 0.0%
National Presto Industries, Inc. (b)	1,746	121,818
Household Equipment & Products — 0.2%
American Greetings Corp., Class A	12,750	186,405
Blyth, Inc.	3,786	130,844
Central Garden & Pet Co., Class A (a)	14,048	152,983
CSS Industries, Inc.	3,494	71,802
Helen of Troy Ltd. (a)(b)	11,514	390,209
Libbey, Inc. (a)	7,450	114,506
		1,046,749
Household Furnishings — 0.3%
American Woodmark Corp. (a)	3,517	60,141
Bassett Furniture Industries, Inc.	4,056	41,817
Ethan Allen Interiors, Inc.	8,795	175,284
Flexsteel Industries, Inc.	1,615	31,945
Hooker Furniture Corp.	3,892	45,887
Kirkland’s, Inc. (a)	5,275	59,344
La-Z-Boy, Inc. (a)	18,828	231,396
Lifetime Brands, Inc.	3,523	43,932
Sealy Corp. (a)(b)	18,698	34,591
Select Comfort Corp. (a)	20,639	431,768
		1,156,105
Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	21,765	239,633
Citizens, Inc. (a)	14,149	137,953
CNO Financial Group, Inc.	77,068	601,130
FBL Financial Group, Inc., Class A	3,699	103,609
Independence Holding Co.	2,982	29,373
Kansas City Life Insurance Co.	1,480	52,081
National Western Life Insurance Co., Class A	796	112,968
The Phoenix Cos., Inc. (a)	42,792	79,165
Presidential Life Corp.	7,955	78,198
Primerica, Inc.	17,058	455,960
Symetra Financial Corp.	28,109	354,736
		2,244,806
Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd.	31,176	727,959
Crawford & Co., Class B	9,788	40,033
Eastern Insurance Holdings, Inc.	2,378	40,426
eHealth, Inc. (a)	7,271	117,136
Flagstone Reinsurance Holdings SA (b)	19,489	156,107

Common Stocks	Shares	Value
Insurance: Multi-Line (concluded)
Fortegra Financial Corp. (a)	2,531	$20,248
Horace Mann Educators Corp.	14,431	252,254
Maiden Holdings Ltd.	18,173	157,742
Pico Holdings, Inc. (a)(b)	8,263	185,174
Platinum Underwriters Holdings Ltd.	12,650	481,965
		2,179,044
Insurance: Property-Casualty — 1.3%
American Safety Insurance Holdings Ltd. (a)	3,287	61,631
Amerisafe, Inc. (a)(b)	6,593	171,088
AmTrust Financial Services, Inc.	8,896	264,300
Argo Group International Holdings Ltd. (b)	9,371	274,289
Baldwin & Lyons, Inc., Class B	3,324	77,250
Donegal Group, Inc., Class A	2,845	37,782
EMC Insurance Group, Inc.	1,700	34,340
Employers Holdings, Inc.	10,430	188,157
Enstar Group Ltd. (a)	3,060	302,756
First American Financial Corp.	38,589	654,470
Global Indemnity Plc (a)	4,189	84,827
Greenlight Capital Re Ltd. (a)(b)	10,204	259,386
Hallmark Financial Services, Inc. (a)	5,168	40,310
Hilltop Holdings, Inc. (a)	14,444	148,918
Homeowners Choice, Inc.	2,638	46,429
Infinity Property & Casualty Corp.	4,294	247,635
Investors Title Co.	437	24,878
Meadowbrook Insurance Group, Inc.	18,366	161,437
Montpelier Re Holdings Ltd.	18,231	388,138
National Interstate Corp.	2,302	61,210
Navigators Group, Inc. (a)(b)	3,629	181,632
OneBeacon Insurance Group Ltd.	8,302	108,092
Radian Group, Inc. (b)	48,526	159,651
RLI Corp.	7,712	525,958
Safety Insurance Group, Inc.	4,622	187,838
SeaBright Holdings, Inc.	7,094	63,066
Selective Insurance Group, Inc.	19,956	347,434
State Auto Financial Corp.	5,406	75,954
Stewart Information Services Corp.	6,677	102,492
Tower Group, Inc.	12,660	264,214
United Fire Group, Inc.	7,354	156,861
Universal Insurance Holdings, Inc.	6,858	23,386
		5,725,809
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,913	45,626
Leisure Time — 1.2%
Black Diamond, Inc. (a)	7,582	71,650
Bluegreen Corp. (a)	5,206	25,822
Callaway Golf Co.	23,631	139,659
Churchill Downs, Inc.	4,729	278,018
International Speedway Corp., Class A	10,058	263,318
Interval Leisure Group, Inc.	14,103	268,098
Johnson Outdoors, Inc. (a)	2,043	42,086
Life Time Fitness, Inc. (a)	15,575	724,393
Marriott Vacations Worldwide Corp. (a)	9,668	299,515
Orbitz Worldwide, Inc. (a)	8,598	31,383
Pool Corp.	17,240	697,530
Premier Exhibitions, Inc. (a)	9,307	25,129
Six Flags Entertainment Corp.	14,424	781,492
Smith & Wesson Holding Corp. (a)	23,626	196,332
Speedway Motorsports, Inc.	4,229	71,512
Steinway Musical Instruments, Inc. (a)	2,492	61,054

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	27

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Leisure Time (concluded)
Sturm Ruger & Co., Inc.	6,967	$279,725
Town Sports International Holdings, Inc. (a)	8,424	111,955
Vail Resorts, Inc.	13,082	655,147
West Marine, Inc. (a)	5,484	64,437
		5,088,255
Luxury Items — 0.0%
Movado Group, Inc.	6,414	160,478
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	2,514	78,864
Lindsay Manufacturing Co.	4,616	299,578
Titan International, Inc.	15,348	376,487
Titan Machinery, Inc. (a)	6,144	186,593
		941,522
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	7,278	223,289
Douglas Dynamics, Inc.	8,027	114,385
NACCO Industries, Inc., Class A	2,003	232,848
		570,522
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	17,679	309,206
Machinery: Industrial — 1.3%
Actuant Corp., Class A	24,810	673,839
Altra Holdings, Inc.	9,779	154,313
Applied Industrial Technologies, Inc.	15,336	565,132
Chart Industries, Inc. (a)	10,870	747,421
Columbus McKinnon Corp. (a)	7,032	106,113
DXP Enterprises, Inc. (a)	3,203	132,892
EnPro Industries, Inc. (a)	7,462	278,855
Flow International Corp. (a)	17,526	55,207
Graham Corp.	3,629	67,572
Hardinge, Inc.	4,196	38,184
John Bean Technologies Corp.	10,468	142,051
Kadant, Inc. (a)	4,242	99,475
Middleby Corp. (a)	6,801	677,448
MTS Systems Corp.	5,842	225,209
Omega Flex, Inc. (a)	998	11,886
Proto Labs, Inc. (a)	1,825	52,487
Sauer-Danfoss, Inc.	4,252	148,522
Tennant Co.	6,849	273,617
Twin Disc, Inc.	3,137	58,003
Woodward, Inc.	25,127	991,009
		5,499,235
Machinery: Specialty — 0.1%
Albany International Corp., Class A	10,014	187,362
Cascade Corp.	3,349	157,570
Hurco Cos., Inc. (a)	2,286	46,840
		391,772
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,504	128,405
Medical & Dental Instruments & Supplies — 2.6%
Abiomed, Inc. (a)	12,156	277,400
Align Technology, Inc. (a)(b)	26,112	873,707
Alphatec Holdings, Inc. (a)	19,744	36,329
AngioDynamics, Inc. (a)	8,858	106,385
Anika Therapeutics, Inc. (a)	4,286	58,247
Antares Pharma, Inc. (a)	33,195	120,830

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
AtriCure, Inc. (a)(b)	5,296	$50,895
Atrion Corp.	573	117,453
Biolase Technology, Inc. (a)	1	1
Cantel Medical Corp.	7,709	210,070
Cardiovascular Systems, Inc. (a)	6,047	59,200
Cerus Corp. (a)	19,896	66,055
Conceptus, Inc. (a)(b)	11,401	225,968
CONMED Corp.	10,269	284,143
CryoLife, Inc. (a)	9,953	52,054
Derma Sciences, Inc. (a)	3,339	31,787
Endologix, Inc. (a)(b)	20,130	310,807
Exactech, Inc. (a)	3,135	52,574
Hansen Medical, Inc. (a)(b)	19,953	45,293
Heartware International, Inc. (a)(b)	5,132	455,722
ICU Medical, Inc. (a)(b)	4,541	242,399
Insulet Corp. (a)	17,355	370,876
Integra LifeSciences Holdings Corp. (a)	7,071	262,900
Invacare Corp.	11,531	177,923
Landauer, Inc.	3,428	196,527
MAKO Surgical Corp. (a)(b)	13,138	336,464
Medtox Scientific, Inc. (a)	2,724	73,439
Meridian Bioscience, Inc.	14,984	306,573
Merit Medical Systems, Inc. (a)(b)	15,255	210,672
Navidea Biopharmaceuticals, Inc. (a)	35,108	130,602
Neogen Corp. (a)(b)	8,550	395,010
NuVasive, Inc. (a)	15,686	397,797
OraSure Technologies, Inc. (a)	17,513	196,846
Orthofix International NV (a)(b)	6,792	280,170
Owens & Minor, Inc.	23,068	706,573
PSS World Medical, Inc. (a)	18,315	384,432
Quidel Corp. (a)	10,294	161,410
Rochester Medical Corp. (a)	3,786	40,737
Rockwell Medical Technologies, Inc. (a)	7,562	70,402
Staar Surgical Co. (a)(b)	13,251	102,960
Steris Corp.	20,997	658,676
SurModics, Inc. (a)	5,558	96,153
Symmetry Medical, Inc. (a)(b)	13,271	113,865
Tornier NV (a)	5,493	123,153
Unilife Corp. (a)	26,933	91,034
Utah Medical Products, Inc.	1,157	38,794
Vascular Solutions, Inc. (a)	5,971	74,996
Volcano Corp. (a)	19,347	554,292
West Pharmaceutical Services, Inc.	12,304	621,229
Wright Medical Group, Inc. (a)	14,283	304,942
Young Innovations, Inc.	2,009	69,290
		11,226,056
Medical Equipment — 1.1%
Abaxis, Inc. (a)	7,891	291,967
Accuray, Inc. (a)(b)	25,916	177,266
Affymetrix, Inc. (a)	25,638	120,242
Analogic Corp.	4,450	275,900
ArthroCare Corp. (a)	10,043	294,059
Cyberonics, Inc. (a)(b)	10,006	449,670
Cynosure, Inc., Class A (a)	3,549	75,061
DexCom, Inc. (a)(b)	24,915	322,898
EnteroMedics, Inc. (a)	9,275	31,999
Fluidigm Corp. (a)	7,427	111,702
Greatbatch, Inc. (a)(b)	8,557	194,330
Haemonetics Corp. (a)	9,200	681,812
IRIS International, Inc. (a)	5,803	65,574

See Notes to Financial Statements.

28	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical Equipment (concluded)
Luminex Corp. (a)	15,133	$370,607
Masimo Corp. (a)	18,138	405,929
Merge Healthcare, Inc. (a)	21,505	61,504
Natus Medical, Inc. (a)	10,690	124,218
NxStage Medical, Inc. (a)(b)	17,883	299,719
Palomar Medical Technologies, Inc. (a)	7,064	60,044
Solta Medical, Inc. (a)	22,469	65,834
Spectranetic Corp. (a)	12,486	142,590
Zeltiq Aesthetics, Inc. (a)	6,154	34,462
		4,657,387
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	8,933	234,759
eResearch Technology, Inc. (a)	17,958	143,485
Parexel International Corp. (a)	21,762	614,341
		992,585
Metal Fabricating — 0.7%
Ampco-Pittsburgh Corp.	3,106	56,933
Compx International, Inc.	465	5,859
Dynamic Materials Corp.	4,890	84,744
The Eastern Co.	2,231	36,031
Haynes International, Inc.	4,466	227,498
Kaydon Corp.	11,657	249,343
L.B. Foster Co., Class A	3,297	94,327
Metals USA Holdings Corp. (a)	4,253	67,665
Mueller Industries, Inc.	9,858	419,852
Mueller Water Products, Inc., Series A	56,991	197,189
NN, Inc. (a)	6,202	63,322
Northwest Pipe Co. (a)	3,391	82,266
RBC Bearings, Inc. (a)	8,055	381,001
Rexnord Corp. (a)	10,443	209,278
RTI International Metals, Inc. (a)	11,003	248,998
Worthington Industries, Inc.	18,991	388,746
		2,813,052
Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	9,166	259,490
General Moly, Inc. (a)	24,542	77,062
Globe Specialty Metals, Inc.	22,335	299,959
Hecla Mining Co.	103,635	492,266
Materion Corp.	7,405	170,537
McEwen Mining, Inc. (a)	71,565	215,411
Minerals Technologies, Inc.	6,441	410,807
Oil-Dri Corp. of America	1,750	38,325
Paramount Gold and Silver Corp. (a)(b)	47,416	113,798
SunCoke Energy, Inc. (a)	25,417	372,359
United States Lime & Minerals, Inc. (a)	635	29,635
Uranerz Energy Corp. (a)(b)	24,947	36,173
US Antimony Corp. (a)	19,562	79,031
US Silica Holdings, Inc. (a)	4,353	49,015
		2,643,868
Miscellaneous Consumer Staples — 0.1%
Spectrum Brands Holdings, Inc. (a)	8,340	271,634
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	41,079	424,757
AT Cross Co., Class A (a)	3,489	34,436
Electronics for Imaging, Inc. (a)(b)	16,849	273,796
Herman Miller, Inc.	21,161	391,902
HNI Corp.	16,551	426,188

Common Stocks	Shares	Value
Office Supplies & Equipment (concluded)
Kimball International, Inc., Class B	11,838	$91,153
Knoll, Inc.	17,379	233,226
Steelcase, Inc., Class A	27,676	249,914
United Stationers, Inc.	14,763	397,863
		2,523,235
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)(b)	57,601	203,908
Vantage Drilling Co. (a)	69,497	104,245
		308,153
Oil Well Equipment & Services — 1.5%
Basic Energy Services, Inc. (a)	11,190	115,481
Bolt Technology Corp.	3,084	46,291
Cal Dive International, Inc. (a)	34,880	101,152
Dawson Geophysical Co. (a)	2,906	69,221
Dril-Quip, Inc. (a)(b)	14,600	957,614
Edgen Group, Inc. (a)	5,390	40,533
Exterran Holdings, Inc. (a)(b)	23,548	300,237
Flotek Industries, Inc. (a)	18,044	168,531
Forbes Energy Services Ltd. (a)	5,263	24,736
Forum Energy Technologies, Inc. (a)	8,053	158,564
Global Geophysical Services, Inc. (a)	7,038	43,073
Gulf Island Fabrication, Inc.	5,229	147,510
Helix Energy Solutions Group, Inc. (a)	38,384	629,881
Hornbeck Offshore Services, Inc. (a)	12,834	497,703
ION Geophysical Corp. (a)	47,977	316,168
Key Energy Services, Inc. (a)(b)	54,864	416,966
Lufkin Industries, Inc.	12,206	663,030
Matrix Service Co. (a)	9,460	107,371
Mitcham Industries, Inc. (a)	4,652	78,944
Natural Gas Services Group, Inc. (a)	4,461	66,112
Newpark Resources, Inc. (a)	32,635	192,546
OYO Geospace Corp. (a)	2,317	208,507
Parker Drilling Co. (a)	42,732	192,721
Pioneer Drilling Co. (a)	22,459	178,998
RigNet, Inc. (a)	4,422	76,899
Tesco Corp. (a)	11,030	132,360
Tetra Technologies, Inc. (a)	28,190	200,995
TGC Industries, Inc. (a)	5,320	51,657
Union Drilling, Inc. (a)	4,914	22,015
Willbros Group, Inc. (a)	14,188	91,654
		6,297,470
Oil: Crude Producers — 2.8%
Abraxas Petroleum Corp. (a)	29,959	95,569
Apco Oil and Gas International, Inc.	3,277	59,150
Approach Resources, Inc. (a)	10,525	268,808
ATP Oil & Gas Corp. (a)(b)	16,266	54,979
Berry Petroleum Co., Class A	19,027	754,611
Bill Barrett Corp. (a)	17,470	374,207
Bonanza Creek Energy, Inc. (a)	3,576	59,469
BPZ Resources, Inc. (a)(b)	38,015	96,178
Callon Petroleum Co. (a)	14,454	61,574
Carrizo Oil & Gas, Inc. (a)	14,373	337,909
Ceres, Inc. (a)	2,155	19,503
Clayton Williams Energy, Inc. (a)	2,155	104,259
Comstock Resources, Inc. (a)(b)	17,474	286,923
Contango Oil & Gas Co. (a)(b)	4,624	273,741
CREDO Petroleum Corp. (a)	2,469	35,726
Crimson Exploration, Inc. (a)	7,654	35,132
Endeavour International Corp. (a)	13,795	115,878
Energy Partners Ltd. (a)	10,098	170,656

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	29

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Energy XXI Bermuda Ltd.	28,666	$896,959
Evolution Petroleum Corp. (a)(b)	6,014	50,157
Forest Oil Corp. (a)(b)	42,763	313,453
FX Energy, Inc. (a)	19,236	114,454
Gastar Exploration Ltd. (a)	21,333	41,173
GeoResources, Inc. (a)	7,709	282,226
Goodrich Petroleum Corp. (a)	9,431	130,714
Gulfport Energy Corp. (a)	20,230	417,345
Halcon Resources Corp. (a)(b)	25,640	242,042
Harvest Natural Resources, Inc. (a)	13,640	116,622
Isramco, Inc. (a)	368	40,480
Kodiak Oil & Gas Corp. (a)	95,776	786,321
Magnum Hunter Resources Corp. (a)	53,590	224,006
McMoRan Exploration Co. (a)(b)	36,872	467,168
Midstates Petroleum Co., Inc. (a)	8,709	84,564
Northern Oil and Gas, Inc. (a)	23,074	367,800
Oasis Petroleum, Inc. (a)	29,018	701,655
Panhandle Oil & Gas, Inc.	2,507	75,561
PDC Energy, Inc. (a)	10,876	266,680
Penn Virginia Corp.	16,644	122,167
Petroquest Energy, Inc. (a)	20,561	102,805
Quicksilver Resources, Inc. (a)	42,522	230,469
Resolute Energy Corp. (a)	17,494	167,418
Rex Energy Corp. (a)	15,696	175,952
Rosetta Resources, Inc. (a)	19,220	704,221
Sanchez Energy Corp. (a)	4,206	87,485
Saratoga Resources, Inc. (a)	6,533	38,414
Stone Energy Corp. (a)	17,977	455,537
Swift Energy Co. (a)(b)	15,563	289,627
Synergy Resources Corp. (a)	14,099	43,425
Triangle Petroleum Corp. (a)	16,128	89,994
Vaalco Energy, Inc. (a)(b)	21,055	181,705
Venoco, Inc. (a)(b)	10,694	107,047
Voyager Oil & Gas, Inc. (a)	17,195	30,263
W&T Offshore, Inc.	12,628	193,208
Warren Resources, Inc. (a)	26,247	62,993
ZaZa Energy Corp. (a)	9,051	40,911
		11,947,293
Oil: Integrated — 0.1%
Targa Resources, Inc.	10,533	449,759
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	790	33,117
Alon USA Energy, Inc.	3,653	30,904
Arabian American Development Co. (a)	7,377	71,483
Clean Energy Fuels Corp. (a)(b)	24,081	373,256
CVR Energy, Inc. (a)	6,080	161,606
Delek US Holdings, Inc.	6,257	110,061
Miller Energy Resources, Inc. (a)	10,744	53,720
Renewable Energy Group, Inc. (a)	2,649	19,682
Western Refining, Inc.	20,888	465,176
		1,319,005
Paints & Coatings — 0.2%
Chase Corp.	2,279	30,083
Ferro Corp. (a)	31,438	150,902
H.B. Fuller Co.	18,135	556,745
		737,730

Common Stocks	Shares	Value
Paper — 0.6%
Boise, Inc.	36,515	$240,269
Buckeye Technologies, Inc.	14,360	409,116
Clearwater Paper Corp. (a)(b)	8,490	289,679
Kapstone Paper and Packaging Corp. (a)(b)	14,662	232,393
Neenah Paper, Inc.	5,746	153,361
P.H. Glatfelter Co.	15,591	255,225
Resolute Forest Products (a)	29,326	339,595
Schweitzer-Mauduit International, Inc.	5,669	386,285
Wausau Paper Corp.	16,055	156,215
		2,462,138
Personal Care — 0.1%
Female Health Co.	7,147	41,953
Orchids Paper Products Co.	2,070	36,597
PhotoMedex, Inc. (a)	4,758	57,810
USANA Health Sciences, Inc. (a)	2,168	89,148
WD-40 Co.	5,789	288,350
		513,858
Pharmaceuticals — 2.5%
Achillion Pharmaceuticals, Inc. (a)(b)	19,362	120,044
Acura Pharmaceuticals, Inc. (a)(b)	4,423	13,888
Akorn, Inc. (a)(b)	20,675	326,045
Ampio Pharmaceuticals, Inc. (a)(b)	7,986	40,569
Anacor Pharmaceuticals, Inc. (a)	5,190	33,683
Auxilium Pharmaceuticals, Inc. (a)(b)	17,564	472,296
Avanir Pharmaceuticals, Inc. (a)	49,334	193,389
BioCryst Pharmaceuticals, Inc. (a)	17,888	71,194
Biospecifics Technologies (a)	1,794	33,691
Cadence Pharmaceuticals, Inc. (a)	21,772	77,726
Cambrex Corp. (a)	10,755	101,205
Cempra, Inc. (a)	1,556	14,564
Corcept Therapeutics, Inc. (a)	15,898	71,382
Cumberland Pharmaceuticals, Inc. (a)	4,221	27,268
Depomed, Inc. (a)(b)	20,233	115,126
Dusa Pharmaceuticals, Inc. (a)	8,177	42,684
Endocyte, Inc. (a)	10,765	88,488
Hi-Tech Pharmacal Co., Inc. (a)	3,888	125,971
Impax Laboratories, Inc. (a)	24,333	493,230
Infinity Pharmaceuticals, Inc. (a)	7,075	95,937
Ironwood Pharmaceuticals, Inc. (a)	27,269	375,767
Isis Pharmaceuticals, Inc. (a)	36,381	436,572
Jazz Pharmaceuticals Plc (a)	15,098	679,561
Lannett Co., Inc. (a)	5,664	24,015
MAP Pharmaceuticals, Inc. (a)	9,065	135,794
The Medicines Co. (a)	20,019	459,236
Medicis Pharmaceutical Corp., Class A	20,871	712,745
Obagi Medical Products, Inc. (a)	6,791	103,699
Optimer Pharmaceuticals, Inc. (a)(b)	17,077	265,035
Pacira Pharmaceuticals, Inc. (a)	6,713	107,677
Pain Therapeutics, Inc. (a)	13,691	64,211
Par Pharmaceutical Cos., Inc. (a)	13,343	482,216
Pernix Therapeutics Holdings, Inc. (a)	3,265	23,802
Pharmacyclics, Inc. (a)	19,780	1,080,186
Pozen, Inc. (a)	9,738	60,765
Prestige Brands Holdings, Inc. (a)(b)	18,252	288,564
Questcor Pharmaceuticals, Inc. (a)(b)	19,536	1,040,097
Sagent Pharmaceuticals, Inc. (a)	3,404	61,544
Santarus, Inc. (a)	19,913	141,183
Sciclone Pharmaceuticals, Inc. (a)(b)	20,643	144,707
SIGA Technologies, Inc. (a)(b)	12,574	36,087
Spectrum Pharmaceuticals, Inc. (a)(b)	21,625	336,485

See Notes to Financial Statements.

30	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Supernus Pharmaceuticals, Inc. (a)	1,181	$11,054
Vical, Inc. (a)	27,622	99,439
Vivus, Inc. (a)	36,236	1,034,175
Xenoport, Inc. (a)	12,970	78,339
Zogenix, Inc. (a)	13,220	32,786
		10,874,121
Plastics — 0.1%
A. Schulman, Inc.	10,738	213,150
Spartech Corp. (a)	11,031	57,030
		270,180
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	14,500	194,590
Generac Holdings, Inc. (a)	9,001	216,564
Global Power Equipment Group, Inc.	6,228	136,020
Maxwell Technologies, Inc. (a)	10,604	69,562
Powell Industries, Inc. (a)	3,243	121,159
Power-One, Inc. (a)	24,372	110,161
Vicor Corp.	7,078	49,121
		897,177
Precious Metals & Minerals — 0.1%
Golden Minerals Co. (a)(b)	10,446	47,112
Horsehead Holding Corp. (a)	15,917	158,533
Stillwater Mining Co. (a)	42,072	359,295
		564,940
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	9,392	54,943
Cenveo, Inc. (a)	19,755	38,127
VistaPrint NV (a)(b)	13,436	433,983
		527,053
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)(b)	17,740	259,891
Park-Ohio Holdings Corp. (a)	3,143	59,811
		319,702
Production Technology Equipment — 1.3%
ATMI, Inc. (a)(b)	11,598	238,571
Axcelis Technologies, Inc. (a)	39,525	47,430
Brooks Automation, Inc.	24,099	227,495
Cognex Corp.	15,573	492,885
Cohu, Inc.	8,837	89,784
Cymer, Inc. (a)	11,240	662,598
Electro Scientific Industries, Inc.	8,308	98,201
Entegris, Inc. (a)	49,919	426,308
FEI Co. (a)	13,788	659,618
FSI International, Inc. (a)	14,366	51,574
GSI Group, Inc. (a)	10,597	121,442
Intevac, Inc. (a)	8,438	63,454
LTX-Credence Corp. (a)	17,964	120,359
Mattson Technology, Inc. (a)	21,235	37,161
MKS Instruments, Inc.	19,095	552,418
Nanometrics, Inc. (a)	8,540	131,174
Photronics, Inc. (a)	21,994	134,163
Rudolph Technologies, Inc. (a)	11,670	101,762
Tessera Technologies, Inc.	18,860	289,878
Ultra Clean Holdings, Inc. (a)	8,612	55,375
Ultratech, Inc. (a)(b)	9,525	300,038
Veeco Instruments, Inc. (a)	14,122	485,232
		5,386,920

Common Stocks	Shares	Value
Publishing — 0.3%
Courier Corp.	3,747	$49,648
Daily Journal Corp. (a)	338	28,994
The Dolan Co. (a)	11,060	74,434
Journal Communications, Inc., Class A (a)	15,838	81,724
Martha Stewart Living Omnimedia, Inc., Class A	9,730	33,082
McClatchy Co., Class A (a)(b)	21,082	46,380
Meredith Corp. (b)	13,167	420,554
The New York Times Co., Class A (a)	49,507	386,154
Scholastic Corp.	9,424	265,380
Value Line, Inc.	449	5,339
		1,391,689
Radio & TV Broadcasters — 0.2%
Beasley Broadcasting Group, Inc., Class A (a)	1,542	9,082
Central European Media Enterprises Ltd. (a)	13,348	67,808
Crown Media Holdings, Inc., Class A (a)	11,921	20,862
Cumulus Media, Inc., Class A (a)	20,374	61,326
Dial Global, Inc. (a)(b)	1,630	5,412
Entercom Communications Corp. (a)	8,906	53,614
Entravision Communications Corp., Class A	19,001	22,991
Fisher Communications, Inc. (a)	3,207	95,921
Lin TV Corp., Class A (a)	10,816	32,664
Nexstar Broadcasting Group, Inc., Class A (a)	4,121	27,776
Outdoor Channel Holdings, Inc.	5,513	40,300
Saga Communications, Inc. (a)	1,295	48,058
Salem Communications Corp., Class A	3,658	20,009
Sinclair Broadcast Group, Inc., Class A	18,301	165,807
		671,630
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	3,415	92,547
Freightcar America, Inc.	4,352	99,965
Greenbrier Cos., Inc. (a)	8,307	146,037
		338,549
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	14,719	777,752
Railamerica, Inc. (a)	6,896	166,883
		944,635
Real Estate — 0.2%
AV Homes, Inc. (a)	3,584	52,255
Consolidated-Tomoka Land Co.	1,503	43,256
Forestar Group, Inc. (a)	12,662	162,200
Griffin Land & Nurseries, Inc.	987	27,626
HFF, Inc., Class A (a)(b)	11,927	166,262
Kennedy-Wilson Holdings, Inc.	12,746	178,572
Market Leader, Inc. (a)	8,020	40,742
Tejon Ranch Co. (a)	4,789	137,061
Thomas Properties Group, Inc.	11,701	63,653
		871,627
Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust (b)	15,972	370,231
AG Mortgage Investment Trust, Inc.	5,727	123,073
Agree Realty Corp.	4,186	92,636
Alexander’s, Inc.	760	327,644
American Assets Trust, Inc.	12,017	291,412
American Capital Mortgage Investment Corp.	13,182	314,786
American Realty Capital Trust, Inc.	57,650	629,538
Anworth Mortgage Asset Corp. (b)	50,348	354,953
Apollo Commercial Real Estate Finance, Inc.	6,383	102,575
Ares Commercial Real Estate Corp.	2,778	48,559
ARMOUR Residential REIT, Inc.	64,672	459,818

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	31

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc. (b)	19,434	$163,829
Associated Estates Realty Corp. (b)	15,468	231,247
Campus Crest Communities, Inc.	11,269	117,085
CapLease, Inc. (b)	24,111	100,061
Capstead Mortgage Corp. (b)	34,247	476,376
Cedar Realty Trust, Inc.	21,979	110,994
Chatham Lodging Trust	5,025	71,757
Chesapeake Lodging Trust	11,683	201,181
Colonial Properties Trust (b)	32,010	708,701
Colony Financial, Inc.	11,980	207,254
Coresite Realty Corp.	7,471	192,901
Cousins Properties, Inc.	33,355	258,501
CreXus Investment Corp. (b)	24,413	248,280
CubeSmart	44,879	523,738
CYS Investments, Inc.	42,425	584,192
DCT Industrial Trust, Inc.	90,028	567,176
DiamondRock Hospitality Co.	61,160	623,832
Dupont Fabros Technology, Inc.	22,305	637,031
Dynex Capital Corp. (b)	19,699	204,476
Eastgroup Properties, Inc. (b)	10,370	552,721
Education Realty Trust, Inc.	34,569	383,025
Entertainment Properties Trust (b)	17,054	701,090
Equity One, Inc.	20,045	424,954
Excel Trust, Inc.	12,222	146,175
FelCor Lodging Trust, Inc. (a)	45,244	212,647
First Industrial Realty Trust, Inc. (a)	32,262	407,146
First Potomac Realty Trust (b)	18,538	218,192
Franklin Street Properties Corp. (b)	26,442	279,756
Getty Realty Corp.	9,381	179,646
Gladstone Commercial Corp.	4,013	66,857
Glimcher Realty Trust (b)	50,762	518,788
Government Properties Income Trust	13,520	305,822
Gramercy Capital Corp. (a)	16,688	41,720
Gyrodyne Co. of America, Inc. (a)	428	48,925
Healthcare Realty Trust, Inc.	28,386	676,722
Hersha Hospitality Trust (b)	62,705	331,082
Highwoods Properties, Inc.	24,583	827,218
Hudson Pacific Properties, Inc.	13,026	226,783
Inland Real Estate Corp. (b)	27,939	234,129
InvesCo. Mortgage Capital, Inc.	42,041	771,032
Investors Real Estate Trust	31,190	246,401
iStar Financial, Inc. (a)	30,666	197,796
Kite Realty Group Trust (b)	20,311	101,352
LaSalle Hotel Properties (b)	31,172	908,352
Lexington Corporate Properties Trust	43,305	366,793
LTC Properties, Inc. (b)	11,112	403,143
Medical Properties Trust, Inc.	49,495	476,142
Mission West Properties, Inc.	6,688	57,651
Monmouth Real Estate Investment Corp., Class A	14,727	172,600
National Health Investors, Inc. (b)	8,935	454,970
New York Mortgage Trust, Inc.	6,336	44,732
NorthStar Realty Finance Corp.	48,790	254,684
Omega Healthcare Investors, Inc.	38,571	867,848
One Liberty Properties, Inc.	4,251	80,046
Parkway Properties, Inc.	5,774	66,055
Pebblebrook Hotel Trust	19,088	444,941
Pennsylvania Real Estate Investment Trust (b)	20,374	305,203
PennyMac Mortgage Investment Trust (d)	15,032	296,581
Potlatch Corp.	14,685	469,039
PS Business Parks, Inc.	6,703	453,927
RAIT Financial Trust	18,264	84,380

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Ramco-Gershenson Properties Trust	16,758	$210,648
Redwood Trust, Inc.	28,735	358,613
Resource Capital Corp.	30,878	164,580
Retail Opportunity Investments Corp.	18,246	220,047
RLJ Lodging Trust	38,832	704,024
Rouse Properties, Inc. (a)	8,028	108,779
Sabra Healthcare REIT, Inc.	13,506	231,088
Saul Centers, Inc.	2,736	117,292
Select Income REIT (a)	3,332	79,168
Sovran Self Storage, Inc.	10,570	529,451
STAG Industrial, Inc.	8,717	127,094
Starwood Property Trust, Inc.	42,287	901,136
Strategic Hotel Capital, Inc. (a)(b)	65,943	425,992
Summit Hotel Properties, Inc.	11,093	92,848
Sun Communities, Inc.	9,648	426,828
Sunstone Hotel Investors, Inc. (a)(b)	43,334	476,241
Terreno Realty Corp.	4,792	72,407
Two Harbors Investment Corp.	78,036	808,453
UMH Properties, Inc.	4,826	51,783
Universal Health Realty Income Trust	4,057	168,487
Urstadt Biddle Properties, Inc., Class A (b)	8,239	162,885
Walter Investment Management Corp.	10,393	243,612
Washington Real Estate Investment Trust	24,151	687,096
Western Asset Mortgage Capital Corp. (a)	2,898	56,482
Whitestone REIT	3,707	51,194
Winthrop Realty Trust	10,620	129,139
		31,256,270
Recreational Vehicles & Boats — 0.3%
Arctic Cat, Inc. (a)	4,611	168,578
Brunswick Corp.	32,459	721,239
Drew Industries, Inc. (a)	6,992	194,727
Marine Products Corp.	3,777	22,964
Winnebago Industries, Inc. (a)	10,613	108,147
		1,215,655
Rental & Leasing Services: Consumer — 0.6%
Amerco, Inc.	3,147	283,136
Avis Budget Group, Inc. (a)	38,580	586,416
Dollar Thrifty Automotive Group, Inc. (a)(b)	10,191	825,063
Rent-A-Center, Inc.	21,568	727,704
Zipcar, Inc. (a)(b)	9,738	114,227
		2,536,546
Restaurants — 1.7%
AFC Enterprises, Inc. (a)(b)	8,838	204,511
Benihana, Inc.	3,871	62,362
Biglari Holdings, Inc. (a)	437	168,852
BJ’s Restaurants, Inc. (a)(b)	8,906	338,428
Bob Evans Farms, Inc.	10,598	426,040
Bravo Brio Restaurant Group, Inc. (a)	7,061	125,898
Buffalo Wild Wings, Inc. (a)(b)	6,745	584,387
Caribou Coffee Co., Inc. (a)	7,663	98,929
Carrols Restaurant Group, Inc. (a)	5,580	33,145
CEC Entertainment, Inc.	6,631	241,170
The Cheesecake Factory, Inc. (a)	19,622	627,119
Cracker Barrel Old Country Store, Inc.	6,990	438,972
Denny’s Corp. (a)(b)	34,863	154,792
DineEquity, Inc. (a)(b)	5,569	248,600
Domino’s Pizza, Inc.	21,031	650,068
Einstein Noah Restaurant Group, Inc.	2,253	39,563
Ellie Mae, Inc. (a)	7,874	141,732
Fiesta Restaurant Group, Inc. (a)	5,841	77,276

See Notes to Financial Statements.

32	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Restaurants (concluded)
Frisch’s Restaurants, Inc.	1,105	$31,316
Ignite Restaurant Group, Inc. (a)	2,386	43,210
Jack in the Box, Inc. (a)	16,044	447,307
Jamba, Inc. (a)	24,483	47,987
Krispy Kreme Doughnuts, Inc. (a)	21,605	138,056
Luby’s, Inc. (a)	7,239	48,501
Nathan’s Famous, Inc. (a)	942	27,789
P.F. Chang’s China Bistro, Inc.	7,739	398,326
Papa John’s International, Inc. (a)	6,525	310,394
Red Robin Gourmet Burgers, Inc. (a)	5,330	162,618
Ruby Tuesday, Inc. (a)	23,295	158,639
Ruth’s Hospitality Group, Inc. (a)	12,915	85,239
Sonic Corp. (a)(b)	22,027	220,711
Texas Roadhouse, Inc., Class A	22,681	418,011
		7,199,948
Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	17,814	490,063
CIRCOR International, Inc.	6,309	215,074
Energy Recovery, Inc. (a)	15,535	37,284
ESCO Technologies, Inc.	9,705	353,650
The Gorman-Rupp Co.	5,515	164,347
Mine Safety Appliances Co.	10,032	403,688
PMFG, Inc. (a)	7,618	59,496
Robbins & Myers, Inc.	13,996	585,313
Sun Hydraulics, Inc.	7,514	182,515
Thermon Group Holdings, Inc. (a)	5,352	110,840
Watts Water Technologies, Inc., Class A	10,765	358,905
		2,961,175
Scientific Instruments: Electrical — 0.7%
A.O. Smith Corp.	14,149	691,745
A123 Systems, Inc. (a)(b)	38,895	49,008
American Superconductor Corp. (a)(b)	14,228	66,872
AZZ, Inc.	4,583	280,754
Coleman Cable, Inc.	3,087	26,826
EnerSys (a)	17,424	611,060
Franklin Electric Co., Inc.	8,508	435,014
Houston Wire & Cable Co.	6,479	70,815
Littelfuse, Inc.	7,874	447,952
Preformed Line Products Co.	866	50,150
Taser International, Inc. (a)(b)	20,217	105,937
		2,836,133
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	5,275	198,076
Faro Technologies, Inc. (a)	6,152	258,876
Measurement Specialties, Inc. (a)	5,489	178,448
Mesa Laboratories, Inc.	933	43,375
Vishay Precision Group, Inc. (a)	4,463	62,259
Zygo Corp. (a)	5,922	105,767
		846,801
Scientific Instruments: Pollution Control — 0.3%
ADA-ES, Inc. (a)	3,285	83,340
Ceco Environmental Corp.	2,559	20,216
Darling International, Inc. (a)	42,726	704,552
EnergySolutions, Inc. (a)	28,379	47,961
Heritage-Crystal Clean, Inc. (a)	2,799	45,764
Met-Pro Corp.	5,220	48,076
Metalico, Inc. (a)	14,497	31,893

Common Stocks	Shares	Value
Scientific Instruments: Pollution Control (concluded)
Team, Inc. (a)	7,236	$225,618
TRC Cos., Inc. (a)	5,660	34,413
US Ecology, Inc.	6,674	118,397
		1,360,230
Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	35,884	210,639
FXCM, Inc.	7,485	88,024
Gain Capital Holdings, Inc.	5,506	27,475
GFI Group, Inc.	25,369	90,314
Gladstone Investment Corp.	8,184	60,480
International FCStone, Inc. (a)	5,001	96,769
Investment Technology Group, Inc. (a)	14,134	130,033
KBW, Inc.	12,616	207,533
Knight Capital Group, Inc., Class A (a)	35,693	426,174
Ladenburg Thalmann Financial Services, Inc. (a)	37,924	58,403
MarketAxess Holdings, Inc.	13,283	353,859
SWS Group, Inc. (a)	10,722	57,148
		1,806,851
Semiconductors & Components — 2.4%
Aeroflex Holding Corp. (a)	7,092	42,907
Alpha & Omega Semiconductor Ltd. (a)	6,168	56,437
Amkor Technology, Inc. (a)	28,992	141,481
Anadigics, Inc. (a)(b)	25,661	46,446
Applied Micro Circuits Corp. (a)	22,612	129,341
Audience, Inc. (a)	2,184	42,108
AuthenTec, Inc. (a)	16,220	70,233
AXT, Inc. (a)	11,698	46,207
Cavium, Inc. (a)(b)	18,061	505,708
Ceva, Inc. (a)	8,435	148,540
Cirrus Logic, Inc. (a)	23,443	700,477
Diodes, Inc. (a)	12,904	242,208
DSP Group, Inc. (a)	6,828	43,290
Entropic Communications, Inc. (a)	32,010	180,536
Exar Corp. (a)	13,491	110,087
Formfactor, Inc. (a)(b)	18,010	116,525
GT Advanced Technologies, Inc. (a)	42,941	226,728
Hittite Microwave Corp. (a)(b)	11,443	584,966
Inphi Corp. (a)	8,497	80,552
Integrated Device Technology, Inc. (a)(b)	51,692	290,509
Integrated Silicon Solutions, Inc. (a)	9,925	100,143
Intermolecular, Inc. (a)	5,047	39,114
International Rectifier Corp. (a)	25,114	502,029
Intersil Corp., Class A	46,282	492,903
IXYS Corp. (a)	8,905	99,469
Kopin Corp. (a)	24,233	83,362
Lattice Semiconductor Corp. (a)(b)	42,844	161,522
M/A-COM Technology Solutions Holdings, Inc. (a)	2,205	40,792
MaxLinear, Inc., Class A (a)	7,910	39,234
MEMC Electronic Materials, Inc. (a)	83,755	181,748
Micrel, Inc.	17,658	168,281
Microsemi Corp. (a)	32,273	596,728
Mindspeed Technologies, Inc. (a)	13,407	32,981
MIPS Technologies, Inc. (a)	17,426	116,231
Monolithic Power Systems, Inc. (a)(b)	11,098	220,517
MoSys, Inc. (a)	11,903	38,566
Omnivision Technologies, Inc. (a)(b)	19,019	254,094
Pericom Semiconductor Corp. (a)	8,555	76,995
PLX Technology, Inc. (a)	16,324	103,657
Power Integrations, Inc.	10,324	385,085
QuickLogic Corp. (a)	14,127	35,459

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	33

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Rambus, Inc. (a)	40,069	$229,996
RF Micro Devices, Inc. (a)(b)	101,089	429,628
Rubicon Technology, Inc. (a)	6,232	63,566
Semtech Corp. (a)	23,802	578,865
Sigma Designs, Inc. (a)	11,944	76,203
Silicon Image, Inc. (a)(b)	30,244	125,210
Spansion, Inc., Class A (a)	17,516	192,326
Standard Microsystems Corp. (a)	8,390	309,507
Supertex, Inc. (a)	3,773	71,121
TriQuint Semiconductor, Inc. (a)	61,235	336,792
Volterra Semiconductor Corp. (a)(b)	9,224	216,303
		10,203,713
Shipping — 0.4%
Frontline Ltd. (b)	18,772	85,600
GasLog Ltd. (a)	8,631	87,605
Genco Shipping & Trading Ltd. (a)	11,338	34,581
Gulfmark Offshore, Inc., Class A (a)	9,745	331,720
International Shipholding Corp.	1,965	37,060
Knightsbridge Tankers Ltd.	8,849	72,031
Nordic American Tankers Ltd. (b)	19,234	261,005
Overseas Shipholding Group, Inc.	8,984	99,812
Rand Logistics, Inc. (a)	6,313	53,660
Scorpio Tankers, Inc. (a)	13,600	86,904
Ship Finance International Ltd.	16,468	257,395
Teekay Tankers Ltd., Class A	22,923	104,529
		1,511,902
Specialty Retail — 3.3%
1-800-FLOWERS.COM, Inc., Class A (a)	9,406	32,827
Aéropostale, Inc. (a)	29,524	526,413
America’s Car-Mart, Inc. (a)	2,907	112,937
ANN, Inc. (a)(b)	17,716	451,581
Asbury Automotive Group, Inc. (a)	10,124	239,838
Barnes & Noble, Inc. (a)	10,367	170,641
bebe Stores, Inc.	13,378	78,529
Big 5 Sporting Goods Corp.	6,045	45,700
Blue Nile, Inc. (a)(b)	5,011	148,877
Body Central Corp. (a)	5,890	53,010
Brown Shoe Co., Inc.	15,577	201,099
The Buckle, Inc. (b)	10,084	399,024
Cabela’s, Inc., Class A (a)(b)	16,951	640,917
CafePress, Inc. (a)	1,697	25,251
Casual Male Retail Group, Inc. (a)	15,090	54,777
The Cato Corp., Class A	9,957	303,290
The Children’s Place Retail Stores, Inc. (a)	8,809	438,952
Citi Trends, Inc. (a)	5,457	84,256
Collective Brands, Inc. (a)	22,117	473,746
Conn’s, Inc. (a)	5,684	84,123
Destination Maternity Corp.	4,852	104,803
Express, Inc. (a)	32,489	590,325
The Finish Line, Inc., Class A	18,437	385,518
Francesca’s Holdings Corp. (a)(b)	12,636	341,298
Genesco, Inc. (a)	8,893	534,914
Group 1 Automotive, Inc.	8,324	379,658
Haverty Furniture Cos., Inc.	6,939	77,509
hhgregg, Inc. (a)(b)	5,680	64,241
Hibbett Sports, Inc. (a)(b)	9,590	553,439
Hot Topic, Inc.	15,345	148,693
Jos. A. Bank Clothiers, Inc. (a)(b)	10,103	428,973
Lithia Motors, Inc., Class A	7,903	182,164

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lumber Liquidators Holdings, Inc. (a)	10,002	$337,968
MarineMax, Inc. (a)	7,464	70,983
Mattress Firm Holding Corp. (a)	4,005	121,391
The Men’s Wearhouse, Inc.	18,494	520,421
Monro Muffler, Inc.	11,230	373,285
New York & Co. (a)	9,930	34,556
Office Depot, Inc. (a)(b)	103,054	222,597
OfficeMax, Inc. (a)	31,392	158,843
Orchard Supply Hardware Stores Corp., Class A (a)	668	11,109
Penske Automotive Group, Inc.	15,424	327,606
The Pep Boys — Manny, Moe & Jack	19,195	190,030
Perfumania Holdings, Inc. (a)	1,822	15,104
Pier 1 Imports, Inc.	35,316	580,242
RadioShack Corp.	36,013	138,290
Regis Corp.	20,924	375,795
Rue21, Inc. (a)	5,612	141,647
Shoe Carnival, Inc.	5,189	111,512
Shutterfly, Inc. (a)	13,022	399,645
Sonic Automotive, Inc.	14,646	200,211
Stage Stores, Inc.	11,112	203,572
Stamps.com, Inc. (a)	5,195	128,161
Stein Mart, Inc. (a)	10,037	79,794
Systemax, Inc. (a)	4,002	47,304
The Talbots, Inc. (a)	25,440	64,109
Teavana Holdings, Inc. (a)	3,204	43,350
Tilly’s, Inc. Class A (a)	3,325	53,366
Vitamin Shoppe, Inc. (a)(b)	10,692	587,312
The Wet Seal, Inc., Class A (a)	32,870	103,869
Zumiez, Inc. (a)	7,962	315,295
		14,314,690
Steel — 0.2%
AK Steel Holding Corp.	40,175	235,827
Carbonite, Inc. (a)	4,167	37,253
Handy & Harman Ltd. (a)	1,905	25,680
Olympic Steel, Inc.	3,248	53,332
Schnitzer Steel Industries, Inc., Class A	9,168	256,887
Shiloh Industries, Inc.	2,150	24,725
TMS International Corp. (a)	4,574	45,603
Universal Stainless & Alloy Products, Inc. (a)	2,489	102,298
		781,605
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	9,911	89,496
Technology: Miscellaneous — 0.3%
Acorn Energy, Inc.	6,525	54,288
Benchmark Electronics, Inc. (a)	20,927	291,932
CTS Corp.	12,470	117,467
Fabrinet (a)	8,017	100,613
Key Tronic Corp. (a)	3,837	31,617
Pendrell Corp. (a)	56,537	63,322
Plexus Corp. (a)	12,721	358,732
Sanmina-SCI Corp. (a)(b)	29,616	242,555
Vocus, Inc. (a)(b)	7,501	139,519
		1,400,045
Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	41,026	570,672
Brightpoint, Inc. (a)	25,052	135,531
CalAmp Corp. (a)	10,470	76,745
Symmetricom, Inc. (a)	15,042	90,102

See Notes to Financial Statements.

34	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Telecommunications Equipment (concluded)
Tessco Technologies, Inc.	1,969	$43,417
Ubiquiti Networks, Inc. (a)	3,821	54,449
Vocera Communications, Inc. (a)	2,432	65,153
		1,036,069
Textile Products — 0.1%
Culp, Inc.	3,111	31,888
Interface, Inc.	21,276	289,992
Unifi, Inc. (a)	5,123	58,043
		379,923
Textiles, Apparel & Shoes — 1.3%
Cherokee, Inc.	3,029	42,194
Columbia Sportswear Co.	4,438	237,966
Crocs, Inc. (a)(b)	32,670	527,620
Delta Apparel, Inc. (a)	2,516	34,369
Fifth & Pacific Cos., Inc. (a)	39,514	423,985
G-III Apparel Group Ltd. (a)	6,028	142,803
Iconix Brand Group, Inc. (a)	25,725	449,416
The Jones Group, Inc.	29,826	285,136
K-Swiss, Inc., Class A (a)	9,250	28,490
Kenneth Cole Productions, Inc., Class A (a)	2,893	43,540
Maidenform Brands, Inc. (a)(b)	8,523	169,778
Oxford Industries, Inc.	5,091	227,568
Perry Ellis International, Inc. (a)	4,345	90,159
Quiksilver, Inc. (a)	47,403	110,449
R.G. Barry Corp.	3,050	41,449
Skechers U.S.A., Inc., Class A (a)	13,748	280,047
Steven Madden Ltd. (a)	14,267	452,977
True Religion Apparel, Inc.	9,366	271,427
Tumi Holdings, Inc. (a)	7,829	137,007
Vera Bradley, Inc. (a)	7,308	154,053
The Warnaco Group, Inc. (a)	14,901	634,485
Weyco Group, Inc.	2,396	55,539
Wolverine World Wide, Inc.	17,674	685,398
		5,525,855
Tobacco — 0.3%
Alliance One International, Inc. (a)	31,632	109,447
Star Scientific, Inc. (a)(b)	53,007	241,712
Universal Corp.	8,440	391,025
Vector Group Ltd.	19,200	326,784
		1,068,968
Toys — 0.1%
Jakks Pacific, Inc.	7,956	127,376
Leapfrog Enterprises, Inc. (a)	18,385	188,630
		316,006
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	5,344	101,857
HUB Group, Inc., Class A (a)	13,464	487,397
Odyssey Marine Exploration, Inc. (a)	26,541	99,263
Pacer International, Inc. (a)	12,845	69,620
Textainer Group Holdings Ltd.	4,480	165,312
Wesco Aircraft Holdings, Inc. (a)	6,420	81,727
XPO Logistics, Inc. (a)	6,417	107,805
		1,112,981

Common Stocks	Shares	Value
Truckers — 0.7%
Arkansas Best Corp.	9,228	$116,273
Celadon Group, Inc.	7,297	119,525
Forward Air Corp.	10,573	341,191
Heartland Express, Inc.	17,419	249,266
Knight Transportation, Inc.	21,019	336,094
Marten Transport Ltd.	5,652	120,161
Old Dominion Freight Line, Inc. (a)(b)	17,262	747,272
Patriot Transportation Holding, Inc. (a)	2,318	54,542
Quality Distribution, Inc. (a)	7,743	85,870
Roadrunner Transportation Systems, Inc. (a)	4,628	78,167
Saia, Inc. (a)	5,822	127,444
Swift Transportation Co. (a)	28,671	270,941
Universal Truckload Services, Inc.	1,956	29,584
Werner Enterprises, Inc.	16,063	383,745
		3,060,075
Utilities: Electrical — 2.2%
Allete, Inc.	13,862	579,432
American DG Energy, Inc. (a)	8,737	19,833
Atlantic Power Corp. (a)	41,313	529,219
Avista Corp.	21,332	569,564
Black Hills Corp.	16,026	515,556
CH Energy Group, Inc.	5,433	356,894
Cleco Corp.	22,149	926,493
El Paso Electric Co.	14,543	482,246
The Empire District Electric Co.	15,298	322,788
Genie Energy Ltd.	5,472	42,517
GenOn Energy, Inc. (a)	280,670	479,946
IDACORP, Inc.	18,200	765,856
MGE Energy, Inc.	8,409	397,746
NorthWestern Corp.	13,239	485,871
Otter Tail Corp.	13,149	300,718
Pike Electric Corp. (a)	6,230	48,096
PNM Resources, Inc.	28,921	565,116
Portland General Electric Co.	27,427	731,204
UIL Holdings Corp.	18,416	660,398
Unitil Corp.	4,975	131,837
UNS Energy Corp.	14,619	561,516
		9,472,846
Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.	3,484	152,321
Delta Natural Gas Co., Inc.	2,466	53,586
The Laclede Group, Inc.	8,197	326,323
New Jersey Resources Corp.	15,118	659,296
Northwest Natural Gas Co.	9,752	464,195
Piedmont Natural Gas Co.	26,100	840,159
South Jersey Industries, Inc.	11,054	563,422
Southwest Gas Corp.	16,776	732,272
WGL Holdings, Inc.	18,754	745,472
		4,537,046
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	6,484	138,693
Utilities: Telecommunications — 0.8%
8x8, Inc. (a)	25,720	108,024
Atlantic Tele-Network, Inc.	3,287	110,870
Boingo Wireless, Inc. (a)	5,806	67,466
Cbeyond Communications, Inc. (a)	9,922	67,172
Cincinnati Bell, Inc. (a)(b)	71,683	266,661
Cogent Communications Group, Inc. (a)(b)	17,058	328,366
Consolidated Communications Holdings, Inc.	10,955	162,134

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	35

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
Fairpoint Communications, Inc. (a)(b)	7,640	$46,986
General Communication, Inc., Class A (a)	13,412	111,454
Hawaiian Telcom HoldCo, Inc. (a)	3,713	72,441
HickoryTech Corp.	4,881	54,228
IDT Corp., Class B	5,591	54,848
inContact, Inc. (a)	11,518	57,705
Ipass, Inc. (a)	18,879	44,932
Iridium Communications, Inc. (a)	17,990	161,190
j2 Global, Inc.	16,868	445,653
Leap Wireless International, Inc. (a)	19,538	125,629
Lumos Networks Corp.	5,567	52,608
magicJack VocalTec Ltd. (a)	5,499	104,481
Neutral Tandem, Inc. (a)(b)	10,231	134,845
NTELOS Holdings Corp.	5,474	103,185
ORBCOMM, Inc. (a)	13,138	42,830
Premiere Global Services, Inc. (a)	18,214	152,815
Primus Telecommunications Group, Inc.	4,401	68,524
Shenandoah Telecom Co.	8,644	117,645
SureWest Communications	5,249	110,596
Towerstream Corp. (a)(b)	17,428	72,326
USA Mobility, Inc.	8,134	104,603
Vonage Holdings Corp. (a)	49,566	99,628
		3,449,845
Utilities: Water — 0.3%
American States Water Co.	6,858	271,440
Artesian Resources Corp., Class A	2,719	58,567
California Water Service Group	15,248	281,631
Connecticut Water Service, Inc.	3,159	91,548
Consolidated Water Co., Inc.	5,252	43,539
Middlesex Water Co.	5,715	108,585
SJW Corp.	5,127	123,099
York Water Co.	4,663	83,421
		1,061,830
Total Common Stocks — 97.0%		416,087,754

Investment Companies
Asset Management & Custodian — 0.3%
BlackRock Kelso Capital Corp. (d)	24,999	243,990
Firsthand Technology Value Fund, Inc.	3,107	54,870
Gladstone Capital Corp.	7,787	61,439
Hercules Technology Growth Capital, Inc.	18,120	205,481
Pennantpark Investment Corp.	20,525	212,434
Prospect Capital Corp.	44,406	505,784
		1,283,998
Total Investment Companies — 0.3%		1,283,998

Other Interests (e)
Machinery: Industrial — 0.0%
Gerber Scientific, Inc. (a)	12,866	129
Total Other Interests — 0.0%		129

Rights	Shares	Value
Banks: Diversified — 0.0%
Hampton Roads Bankshares, Inc.	3,134	$2,526
Hampton Roads Bankshares, Inc.	3,134	2,273
Total Rights — 0.0%		4,799

Warrants (f)
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Expires 10/17/13)	5,700	—
Total Warrants — 0.0%		—
Total Long-Term Investments (Cost — $324,924,427) — 97.3%		417,376,680

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15%, (d)(g)	10,485,505	10,485,505

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (d)(g)(h)	$45,686	45,685,912
Total Short-Term Securities (Cost — $56,171,417) — 13.1%		56,171,417
Total Investments (Cost — $381,095,844*) — 110.4%		473,548,097
Liabilities in Excess of Other Assets — (10.4)%		(44,795,159)
Net Assets — 100.0%		$428,752,938

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$392,668,669
Gross unrealized appreciation	$104,932,468
Gross unrealized depreciation	(24,053,040)
Net unrealized appreciation	$80,879,428

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

36	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Schedule of Investments (concluded)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2012	Value at June 30, 2012	Realized Gain/Loss	Income
BlackRock Kelso Capital Corp.	34,792	—		(9,793)	24,999	$243,990	$(2,773)	$11,997
BlackRock Liquidity Funds, TempFund, Institutional Class	7,771,176	2,714,329	[1]	—	10,485,505	$10,485,505	—	$4,665
BlackRock Liquidity Series LLC, Money Market Series	$58,201,803	—		$(12,515,891)[1]	$45,685,912	$45,685,912	—	$390,363
PennyMac Mortgage Investment Trust	13,158	9,786		(7,912)	15,032	$296,581	$(2,530)	$5,409

[1]	Represents net shares/beneficial interest purchased (sold).

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
158	Russell 2000 EMINI	ICE Futures US Indices	September 2012	$12,567,320	$622,842

•

For Series compliance purposes,the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$416,087,754	—	—	$416,087,754
Investment Companies	1,283,998	—	—	1,283,998
Other Interests	—	$129	—	129
Rights	—	4,799	—	4,799
Short-Term Securities	10,485,505	45,685,912	—	56,171,417
Total	$427,857,257	$45,690,840	—	$473,548,097

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$622,842	—	—	$622,842

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$60,140	—	—	$60,140
Cash pledged as collateral for financial futures contracts	773,000	—	—	773,000
Liabilities:
Collateral on securities loaned at value	—	$(45,685,912)	—	(45,685,912)
Total	$833,140	$(45,685,912)	—	$(44,852,772)

There were no transfers between levels during the period ended June 30, 2012.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	37

Statement of Assets and Liabilities	Master Small Cap Index Series

June 30, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $44,448,485) (cost — $324,445,960)	$416,836,109
Investments at value — affiliated (cost — $56,649,884)	56,711,988
Cash	60,140
Cash pledged as collateral for financial futures contracts	773,000
Investments sold receivable	1,755,210
Dividends receivable	438,619
Variation margin receivable	374,931
Securities lending income receivable — affiliated	106,884
Receivable from advisor	5,187
Prepaid expenses	3,978
Total assets	477,066,046

Liabilities
Collateral on securities loaned at value	45,685,912
Investments purchased payable	769,320
Other affiliates payable	4,528
Withdrawals payable to investor	1,843,716
Other accrued expenses payable	9,632
Total liabilities	48,313,108
Net Assets	$428,752,938

Net Assets Consist of
Investors’ capital	$335,677,818
Net unrealized appreciation/depreciation	93,075,120
Net Assets	$428,752,938

See Notes to Financial Statements.

38	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Statement of Operations	Master Small Cap Index Series

Six Months Ended June 30, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$3,709,510
Foreign taxes withheld	(5,214)
Dividends — affiliated	22,071
Securities lending — affiliated	390,363
Total income	4,116,730

Expenses
Investment advisory	26,574
Custodian	98,753
Accounting services	61,544
Professional	34,069
Printing	7,065
Directors	4,640
Miscellaneous	42,869
Total expenses	275,514
Less fees waived and/or reimbursed by advisor	(62,950)
Total expenses after fees waived and/or reimbursed	212,564
Net investment income	3,904,166

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	2,534,545
Investments — affiliated	(5,303)
Financial futures contracts	(642,089)
Foreign currency transactions	(38)
1,887,115
Net change in unrealized appreciation/depreciation on:
Investments	43,637,674
Financial futures contracts	629,917
Foreign currency transactions	11
44,267,602
Total realized and unrealized gain	46,154,717
Net Increase in Net Assets Resulting from Operations	$50,058,883

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	39

Statements of Changes in Net Assets	Master Small Cap Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$3,904,166	$6,404,899
Net realized gain	1,887,115	7,096,266
Net change in unrealized appreciation/depreciation	44,267,602	(46,200,359)
Net increase (decrease) in net assets resulting from operations	50,058,883	(32,699,194)

Capital Transactions

Proceeds from contributions	237,917,333	449,939,216
Value of withdrawals	(388,276,855)	(226,358,426)
Net increase (decrease) in net assets derived from capital transactions	(150,359,522)	223,580,790

Net Assets
Total increase (decrease) in net assets	(100,300,639)	190,881,596
Beginning of period	529,053,577	338,171,981
End of period	$428,752,938	$529,053,577

See Notes to Financial Statements.

40	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Financial Highlights	Master Small Cap Index Series

	Six Months Ended June 30, 2012 (Unaudited)

		Year Ended December 31,
		2011	2010	2009	2008	2007
Total Investment Return
Total Investment return	8.69%[1]	(4.30)%	27.19%	27.37%	(33.57)%	(1.46)%

Ratios to Average Net Assets

Total expenses	0.10%[2]	0.09%	0.12%	0.09%	0.08%	0.06%
Total expenses after fees waived and/or reimbursed and fees paid indirectly	0.08%[2]	0.07%	0.08%	0.07%	0.07%	0.06%
Net investment income	1.47%[2]	1.46%	1.27%	1.27%	1.60%	1.69%

Supplemental Data
Net assets, end of period (000)	$428,753	$529,054	$338,172	$229,637	$344,720	$630,394
Portfolio turnover	39%	31%	42%	43%	42%	26%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	41

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series

1. Organization and Significant Accounting Policies:

Master Small Cap Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series fair values its financial instruments at market value using independent dealers or pricing services under policies approved annually by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches, including regular due diligence of the Series’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from

42	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (continued)	Master Small Cap Index Series

foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended June 30, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2011. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Series’ financial statement disclosures.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Series agrees to receive from or pay to

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	43

Notes to Financial Statements (continued)	Master Small Cap Index Series

the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation.When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2012
	Asset Derivatives
	Statement of Assets and Liabilities Location	Value
	Net unrealized
Equity contracts	appreciation[1]	$622,842

[1]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended June 30, 2012

Net Realized Loss From
Equity contracts: Financial futures contracts	$(642,089)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts: Financial futures contracts	$629,917

For the six months ended June 30, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	238
Average notional value of contracts purchased	$19,402,705

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived and/or reimbursed by advisor in the Statement of Operations. For the six months ended June 30, 2012, the amount waived was $5,205.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and expenses and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2013 unless approved by the Board, including the majority of the Independent directors. For the six months ended June 30, 2012, the Series waived and/or reimbursed $57,745, which is included in fees waived and/or reimbursed by advisor in the Statement of Operations.

For the six months ended June 30, 2012, the Series reimbursed the Manager $1,570 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities

44	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Notes to Financial Statements (concluded)	Master Small Cap Index Series

lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Series is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2012, BIM received $210,195 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were $205,208,066 and $356,781,613, respectively.

5. Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Series’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Series paid administration and arrangement fees which were allocated to the Series based on its net assets as of October 31, 2011. The Series did not borrow under the credit agreement during the six months ended June 30, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	45

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 17, 2012 and May 15–16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of the Master Small Cap Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

46	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Fund as compared with its benchmark; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15–16, 2012 Board meeting.

At an in-person meeting held on May 15–16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, each for a one-year term ending June 30, 2013. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Fund. BlackRock and its affiliates provide the Master Portfolio and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Fund. In particular, BlackRock and its affiliates provide the Master Portfolio and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports;

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	47

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Fund, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category and the gross investment performance of the Fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the Fund, as applicable, throughout the year.

The Board noted that the Fund’s gross performance, as agreed upon by the Board, was within tolerance of its benchmark index during the one-year period reported. Also, the Fund’s gross performance exceeded its benchmark index during the three- and five-year periods reported. Based on its discussions with BlackRock and the Board’s review of the Fund’s investment performance compared to its Lipper Peer Group, the methodology used by Lipper to select peer funds, and other relevant information provided by BlackRock, the Board noted that the Fund’s gross investment performance as compared to its benchmark index provided a more meaningful comparison of the Fund’s relative performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Fund: The Board, including the Independent Board Members, reviewed the Master Portfolio’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master Portfolio’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

48	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board noted that the Master Portfolio’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Master Portfolio’s total operating expenses as a percentage of the Master Portfolio’s average daily net assets and has contractually agreed to waive fees or reimburse expenses to limit the Fund’s total operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Master Portfolio and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Master Portfolio, for a one-year term ending June 30, 2013 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	49

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director[1]
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Benjamin Archibald, Secretary[2]

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Corporation/Master LLC.

[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Corporation/Master LLC and Benjamin Archibald became Secretary of the Corporation/Master LLC.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

50	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Series file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Series use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Series voted proxies relating to securities held in the Fund’s/Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	51

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

52	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012	53

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Flexible Equity Fund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Secured Credit Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

54	BLACKROCK SMALL CAP INDEX FUND	JUNE 30, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 3-6/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: September 4, 2012